March 31, 2001

TAX-FREE
BOND
PORTFOLIOS

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

  Not FDIC Insured
  May Lose Value
 No Bank Guarantee


                                                               [GRAPHIC OMITTED]

                                                                       BLACKROCK
                                                                           FUNDS
                                                        Pure Investment Style(R)

                                 BLACKROCK FUNDS

                            TAX-FREE BOND PORTFOLIOS

* Tax-Free Income
* Pennsylvania Tax-Free Income
* New Jersey Tax-Free Income

* Ohio Tax-Free Income
* Delaware Tax-Free Income
* Kentucky Tax-Free Income

                                TABLE of CONTENTS

SHAREHOLDER LETTER............................................................ 1
PORTFOLIO SUMMARIES
      Tax-Free Income......................................................... 2
      Pennsylvania Tax-Free Income............................................ 3
      New Jersey Tax-Free Income.............................................. 4
      Ohio Tax-Free Income.................................................... 5
      Delaware Tax-Free Income................................................ 6
      Kentucky Tax-Free Income................................................ 7
      Note on Performance Information......................................... 8
STATEMENT OF NET ASSETS.................................................... 9-30
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations............................................... 31
      Statements of Changes in Net Assets................................. 32-33
      Financial Highlights................................................ 34-39
NOTES TO FINANCIAL STATEMENTS............................................. 40-47

                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS

BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS.

BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.

                                 BLACKROCK FUNDS


March 31, 2001

Dear Shareholder:

      Attached, please find the Semi-Annual Report for the BlackRock Funds for the six-month period ending March 31, 2001. Clearly, the last six months have been challenging times for investors.

      Since our Annual Report of September 30, 2000, stocks continued to be extremely volatile. The S&P 500 declined 18.7 percent and the NASDAQ Composite was down more than 48.4 percent after reaching record highs in early 2000. Triggered by a slowing economy, both the S&P 500 and the NASDAQ Composite experienced steep declines for the first time in a decade. Like nearly all fund families, BlackRock's equity funds retreated during this period as stocks fell across the board.

      Despite the recent market downturn, BlackRock remains optimistic about the long-term prospects for stocks. To put things in perspective, consider three memorable market declines within the last five years and what happened to the S&P 500 Index. The S&P 500 dipped 29.5 percent in the 1987 Market Crash, 14.7 percent during the Gulf War and 15.4 percent during the Russian Crisis. But after bottoming out, the market came back an impressive 23.2, 33.6 and 39.8 percent just one year after each of these events. Although past performance is no guarantee of future results, looking back even further, the S&P 500 has returned an average annual rate of 12.3 percent during the last 50 years. While undoubtedly unpleasant to experience, market declines are not uncommon and BlackRock believes that the long-term growth prospects of stocks remain intact.

      In contrast to stocks, bonds have had a much more favorable investing environment in the past six months. The Lehman Brothers Aggregate Bond Index rose a healthy 7.3 percent due in part to the Federal Reserve lowering interest rates by 150 basis points in an attempt to stave off recession. Managed by one of the world's leading fixed income firms, BlackRock's bond funds continued to perform well.

      For investors with an appropriate mix of bonds in their overall portfolio, the favorable bond environment helped to offset some of the stock market declines. This again highlighted the importance of diversifying your portfolio to maintain an appropriate balance of stocks and bonds.

      We have always maintained that asset allocation should be a critical component of your investment strategy. That is why BlackRock has created a wide range of both stock and bond funds covering nearly all the risk and reward areas to fit your needs. We believe the best strategy for most investors is to work with a financial advisor to set goals, and then plan and implement an asset allocation strategy that fits the situation. Portfolios not in line with an investor's risk profile will ultimately disappoint.

      While the environment for investing has been quite challenging, we are confident in our organization and our disciplined approach to investing. We appreciate your confidence in BlackRock Funds and welcome the opportunity to help you achieve your investment goals.

Sincerely,

/s/Anne Ackerley

Anne Ackerley
Managing Director
BlackRock Advisors, Inc.

                                 BLACKROCK FUNDS

                            TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $353.9 million

PERFORMANCE BENCHMARK:
     Lehman Municipal Bond Index

INVESTMENT APPROACH:
     Seeks as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital by investing primarily in municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o The tone in the municipal market over the six-month period ended March 31, 2001 continued to be positive as increased demand offset increased supply. Although the municipal yield curve flattened during the first half of the semi-annual period, the curve steepened by 67 basis points during the second half, with 2-year and 30-year yields declining by 72 basis points and 5 basis points, respectively. The steepening of the municipal yield curve was very similar to the Treasury yield curve as both curves were driven by the three Fed Funds rate cuts totaling 150 basis points. As a result of falling interest rates, new issue supply rose 43% from last year for the corresponding first quarter, which was offset by increased demand, leaving municipal performance roughly in line with Treasuries during the latter half of the period.

     o Municipals benefited from the continued efforts of retail investors to diversify out of equities and into fixed income investments. In addition, the attractive valuation of municipals compared to Treasuries contributed to strong institutional demand.

     o During the first quarter of 2001, Fund performance was negatively impacted by a 1% holding in Hillsborough County FL National Gypsum. The Fund's return decreased 20 basis points as a result of growing litigation fears surrounding this issue.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
             TAX-FREE INCOME PORTFOLIO AND THE LEHMAN MUNICIPAL BOND
            INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                                                                                              Lehman Municipal
             Institutional Class   Service Class      Investor A Class  Investor B Class   Investor C Class     Bond Index
5/14/90            $10,000            $10,000            $ 9,500            $10,000            $10,000            $10,000
Sep-90              10,139             10,139              9,683             10,139             10,139             10,240
Dec-90              10,513             10,513             10,040             10,513             10,513             10,681
Mar-91              10,720             10,720             10,238             10,720             10,720             10,923
Jun-91              10,919             10,919             10,428             10,919             10,919             11,156
Sep-91              11,296             11,296             10,787             11,296             11,296             11,590
Dec-91              11,708             11,708             11,181             11,708             11,708             11,979
Mar-92              11,776             11,776             11,247             11,776             11,776             12,015
Jun-92              12,215             12,215             11,665             12,215             12,215             12,471
Sep-92              12,504             12,504             11,942             12,504             12,504             12,802
Dec-92              12,744             12,744             12,170             12,744             12,744             13,035
Mar-93              13,246             13,246             12,650             13,246             13,246             13,518
Jun-93              13,708             13,708             13,091             13,708             13,708             13,961
Sep-93              14,200             14,194             13,551             14,189             14,189             14,432
Dec-93              14,412             14,400             13,738             14,385             14,385             14,635
Mar-94              13,430             13,410             12,786             13,389             13,389             13,832
Jun-94              13,615             13,587             12,948             13,558             13,558             13,985
Sep-94              13,661             13,625             12,978             13,590             13,590             14,080
Dec-94              13,455             13,395             12,764             13,365             13,365             13,878
Mar-95              14,555             14,496             13,793             14,443             14,443             14,859
Jun-95              14,810             14,737             14,014             14,674             14,674             15,218
Sep-95              15,242             15,156             14,404             15,083             15,083             15,656
Dec-95              15,941             15,825             15,031             15,739             15,739             16,302
Mar-96              15,806             15,694             14,900             15,602             15,602             16,105
Jun-96              15,953             15,828             15,026             15,734             15,734             16,228
Sep-96              16,378             16,237             15,408             16,104             16,104             16,602
Dec-96              16,853             16,696             15,837             16,522             16,522             17,025
Mar-97              16,838             16,669             15,805             16,458             16,458             16,985
Jun-97              17,446             17,258             16,439             16,999             16,999             17,571
Sep-97              18,032             17,824             16,971             17,550             17,516             18,101
Dec-97              18,560             18,332             17,448             18,043             17,975             18,592
Mar-98              18,805             18,559             17,656             18,258             18,155             18,806
Jun-98              19,080             18,815             17,892             18,502             18,363             19,092
Sep-98              19,629             19,344             18,386             19,013             18,835             19,678
Dec-98              19,753             19,450             18,480             19,110             18,896             19,797
Mar-99              19,856             19,536             18,554             19,187             18,935             19,972
Jun-99              19,510             19,180             18,209             18,796             18,549             19,619
Sep-99              19,301             18,960             17,992             18,536             18,293             19,540
Dec-99              18,931             18,582             17,627             18,125             17,887             19,388
Mar-00              19,474             19,101             18,111             18,589             17,429             19,956
Jun-00              19,725             19,332             18,323             18,771             17,600             20,257
Sep-00              20,228             19,811             18,769             19,191             17,188             20,747
Dec-00              21,005             20,556             19,467             19,869             17,778             21,654
3/31/01             21,415             20,941             19,823             20,195             18,069             22,135

                        FOR PERIOD ENDING MARCH 31, 2001


                                                              AVERAGE ANNUAL TOTAL RETURN
                                               1 Year       5 Year        10 Year      From Inception
                                               ------       ------        -------      --------------
  Institutional Class                           9.96%        6.26%         7.16%            7.24%
  Service Class                                 9.64%        5.94%         6.93%            7.02%
  Investor A Class (Load Adjusted)              5.07%        4.90%         6.34%            6.48 %
  Investor A Class (NAV)                        9.45%        5.76%         6.78%            6.89%
  Investor B Class (Load Adjusted)              4.14%        4.70%         5.86%            6.54%
  Investor B Class (NAV)                        8.64%        5.03%         6.40%            6.54%
  Investor C Class (Load Adjusted)              7.64%        5.02%         6.40%            6.54%
  Investor C Class (NAV)                        8.64%        5.02%         6.40%            6.54%

* The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Investor A Shares, 5/14/90; Institutional Shares, 1/21/93; Service Shares, 7/29/93; Investor BShares, 7/18/96 and Investor C Shares, 2/28/97. See "Note onPerformance Information" on page 8 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $973.1 million

PERFORMANCE BENCHMARK:
     Lehman Municipal Bond Index

INVESTMENT APPROACH:
     Seeks as high a level of current income exempt from Federal and Pennsylvania state income tax as is consistent with the preservation of capital by investing primarily in municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o The tone in the municipal market over the six-month period ended March 31, 2001 continued to be positive as increased demand offset increased supply. Although the municipal yield curve flattened during the first half of the semi-annual period, the curve steepened by 67 basis points during the second half, with 2-year and 30-year yields declining by 72 basis points and 5 basis points, respectively. The steepening of the municipal yield curve was very similar to the Treasury yield curve as both curves were driven by the three Fed Funds rate cuts totaling 150 basis points. As a result of falling interest rates, new issue supply rose 43% from last year for the corresponding first quarter, which was offset by increased demand, leaving municipal performance roughly in line with Treasuries during the latter half of the period.

     o Municipals benefited from the continued efforts of retail investors to diversify out of equities and into fixed income investments. In addition, the attractive valuation of municipals compared to Treasuries contributed to strong institutional demand.

     o New issue supply in Pennsylvania more than doubled compared to last year with $2.85 billion in new issuance for the first quarter of 2001. This dramatic increase over last year did not adversely impact the market for Pennsylvania municipal bonds because only a small percentage of bonds were available in the secondary market. This lack of secondary supply allowed Pennsylvania municipal bond securities to maintain relatively stable valuations compared to generic municipal securities.

     o The Fund benefited from adding income from Puerto Rico holdings, improved price performance on the Munimae and CharterMac holdings, a good position on the municipal yield curve and from maintaining a neutral to slightly long duration versus its peer group, Pennsylvania Municipal Debt Funds.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                     IN THE PA TAX-FREE INCOME PORTFOLIO AND
                   LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION
                       AND AT EACH SEMI-ANNUAL PERIOD END.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                              Lehman Municipal
             Institutional Class   Service Class      Investor A Class  Investor B Class   Investor C Class     Bond Index
12/1/92            $10,000            $10,000            $ 9,600            $10,000            $10,000            $10,000
Dec-92              10,080             10,080              9,626             10,080             10,080             10,182
Mar-93              10,492             10,492             10,020             10,492             10,492             10,560
Jun-93              10,809             10,809             10,322             10,809             10,809             10,905
Sep-93              11,142             11,165             10,667             11,170             11,170             11,274
Dec-93              11,324             11,341             10,841             11,352             11,352             11,432
Mar-94              10,614             10,621             10,159             10,638             10,638             10,805
Jun-94              10,746             10,746             10,284             10,769             10,769             10,924
Sep-94              10,813             10,808             10,337             10,824             10,824             10,999
Dec-94              10,545             10,533             10,069             10,518             10,518             10,841
Mar-95              11,353             11,332             10,828             11,296             11,296             11,607
Jun-95              11,614             11,585             11,064             11,526             11,526             11,888
Sep-95              11,981             11,944             11,400             11,859             11,859             12,230
Dec-95              12,483             12,439             11,867             12,326             12,326             12,734
Mar-96              12,343             12,283             11,716             12,145             12,145             12,580
Jun-96              12,448             12,379             11,802             12,212             12,212             12,677
Sep-96              12,734             12,653             12,059             12,455             12,455             12,969
Dec-96              13,058             12,966             12,353             12,733             12,733             13,299
Mar-97              13,010             12,909             12,294             12,648             12,648             13,268
Jun-97              13,413             13,294             12,713             12,997             12,997             13,726
Sep-97              13,810             13,679             13,076             13,341             13,341             14,140
Dec-97              14,198             14,052             13,429             13,675             13,675             14,523
Mar-98              14,371             14,212             13,578             13,806             13,806             14,690
Jun-98              14,600             14,428             13,779             14,004             14,004             14,914
Sep-98              14,985             14,799             14,127             14,351             14,351             15,372
Dec-98              15,065             14,867             14,187             14,404             14,404             15,464
Mar-99              15,185             14,976             14,285             14,496             14,496             15,601
Jun-99              14,933             14,717             14,032             14,232             14,232             15,325
Sep-99              14,861             14,634             13,949             14,141             14,141             15,264
Dec-99              14,719             14,482             13,800             13,969             13,969             15,145
Mar-00              15,093             14,838             14,135             14,283             14,268             15,588
Jun-00              15,311             15,042             14,323             14,447             14,445             15,824
Sep-00              15,680             15,378             14,651             14,754             14,735             16,207
Dec-00              16,187             15,878             15,107             15,187             15,167             16,915
3/31/01             16,553             16,210             15,416             15,473             15,465             17,291

                        FOR PERIOD ENDING MARCH 31, 2001

                                                           AVERAGE ANNUAL TOTAL RETURN
                                             1 Year        3 Year        5 Year       From Inception
                                             ------        ------        ------       --------------
  Institutional Class                         9.67%         4.83%         6.04%            6.24%
  Service Class                               9.24%         4.48%         5.71%            5.97%
  Investor A Class (Load Adjusted)            4.74%         2.90%         4.70%            5.33%
  Investor A Class (NAV)                      9.06%         4.33%         5.55%            5.85%
  Investor B Class (Load Adjusted)            3.82%         2.51%         4.47%            5.27%
  Investor B Class (NAV)                      8.32%         3.61%         4.80%            5.27%
  Investor C Class (Load Adjusted)            7.39%         3.72%         4.87%            5.32%
  Investor C Class (NAV)                      8.39%         3.72%         4.87%            5.32%

* The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional andInvestor A Shares, 12/1/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94 and Investor C Shares, 8/14/98. See "Note onPerformance Information" on page 8 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $156.2 million

PERFORMANCE BENCHMARK:
     Lehman Municipal Bond Index

INVESTMENT APPROACH:
     Seeks as high a level of current income exempt from Federal and New Jersey state income tax as is consistent with the preservation of capital by investing primarily in municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o The tone in the municipal market over the six-month period ended March 31, 2001 continued to be positive as increased demand offset increased supply. Although the municipal yield curve flattened during the first half of the semi-annual period, the curve steepened by 67 basis points during the second half, with 2-year and 30-year yields declining by 72 basis points and 5 basis points, respectively. The steepening of the municipal yield curve was very similar to the Treasury yield curve as both curves were driven by the three Fed Funds rate cuts totaling 150 basis points. As a result of falling interest rates, new issue supply rose 43% from last year for the corresponding first quarter, which was offset by increased demand, leaving municipal performance roughly in line with Treasuries during the latter half of the period.

     o Municipals benefited from the continued efforts of retail investors to diversify out of equities and into fixed income investments. In addition, the attractive valuation of municipals compared to Treasuries contributed to strong institutional demand.

     o New issue supply in New Jersey ran contrary to the market as a whole and declined by 20% to $1.3 billion for the first quarter of 2001. This dramatic separation from the general market led to strong performance for New Jersey municipal bonds as the slower pace of issuance and increased demand tightened levels on New Jersey bonds to their richest prices in recent memory. New Jersey now has the highest per capita income in the nation. New Jersey's improved financials are one of the main contributors to the declining pace of issuance.

     o The Fund benefited from adding income from Puerto Rico holdings, improved price performance on the Munimae and CharterMac holdings, a good position on the municipal yield curve and from maintaining a neutral to slightly long duration versus its peer group, New Jersey Municipal Debt Funds.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                 THE NJ TAX-FREE INCOME PORTFOLIO AND THE LEHMAN
                 MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH
                             SEMI-ANNUAL PERIOD END.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                              Lehman Municipal
             Institutional Class   Service Class      Investor A Class  Investor B Class   Investor C Class     Bond Index
7/1/91             $10,000            $10,000            $ 9,600            $10,000            $10,000            $10,000
Sep-91              10,357             10,357              9,891             10,357             10,357             10,389
Dec-91              10,736             10,736             10,253             10,736             10,736             10,738
Mar-92              10,775             10,775             10,290             10,775             10,775             10,770
Jun-92              11,205             11,205             10,701             11,205             11,205             11,179
Sep-92              11,462             11,462             10,946             11,462             11,462             11,475
Dec-92              11,691             11,691             11,165             11,691             11,691             11,684
Mar-93              12,098             12,098             11,553             12,098             12,098             12,118
Jun-93              12,514             12,514             11,951             12,514             12,514             12,514
Sep-93              12,867             12,867             12,288             12,867             12,867             12,937
Dec-93              13,045             13,045             12,458             13,045             13,045             13,119
Mar-94              12,370             12,370             11,813             12,370             12,370             12,399
Jun-94              12,504             12,504             11,942             12,504             12,504             12,536
Sep-94              12,583             12,583             12,017             12,583             12,583             12,622
Dec-94              12,432             12,432             11,873             12,432             12,432             12,440
Mar-95              13,195             13,195             12,601             13,195             13,195             13,320
Jun-95              13,454             13,454             12,848             13,454             13,454             13,642
Sep-95              13,802             13,802             13,181             13,802             13,802             14,034
Dec-95              14,289             14,289             13,646             14,289             14,289             14,613
Mar-96              14,158             14,158             13,519             14,156             14,156             14,437
Jun-96              14,198             14,198             13,546             14,184             14,184             14,547
Sep-96              14,445             14,445             13,776             14,398             14,398             14,882
Dec-96              14,808             14,808             14,115             14,725             14,725             15,261
Mar-97              14,768             14,768             14,072             14,653             14,653             15,226
Jun-97              15,185             15,185             14,534             15,028             15,028             15,751
Sep-97              15,623             15,623             14,946             15,429             15,429             16,226
Dec-97              16,035             16,035             15,334             15,800             15,800             16,666
Mar-98              16,167             16,167             15,453             15,893             15,893             16,858
Jun-98              16,406             16,403             15,673             16,088             16,088             17,114
Sep-98              16,932             16,916             16,157             16,585             16,555             17,640
Dec-98              17,021             16,990             16,221             16,652             16,590             17,746
Mar-99              17,089             17,045             16,267             16,700             16,605             17,903
Jun-99              16,752             16,695             15,927             16,319             16,226             17,586
Sep-99              16,705             16,635             15,863             16,223             16,130             17,516
Dec-99              16,598             16,517             15,744             16,070             15,979             17,379
Mar-00              16,942             16,846             16,051             16,353             16,260             17,888
Jun-00              17,198             17,088             16,274             16,551             16,457             18,159
Sep-00              17,566             17,440             16,603             16,854             16,758             18,598
Dec-00              18,263             18,119             17,242             17,471             17,371             19,411
3/31/01             18,705             18,543             17,639             17,839             17,753             19,842

                        FOR PERIOD ENDING MARCH 31, 2001

                                                         AVERAGE ANNUAL TOTAL RETURN
                                             1 Year        3 Year        5 Year       From Inception
                                             ------        ------        ------       --------------
  Institutional Class                        10.41%         4.99%         5.73%            6.63%
  Service Class                              10.08%         4.69%         5.53%            6.54%
  Investor A Class (Load Adjusted)            5.50%         3.10%         4.50%            6.00%
  Investor A Class (NAV)                      9.90%         4.51%         5.36%            6.44%
  Investor B Class (Load Adjusted)            4.59%         2.64%         4.28%            6.05%
  Investor B Class (NAV)                      9.09%         3.73%         4.62%            6.05%
  Investor C Class (Load Adjusted)            8.18%         3.66%         4.57%            6.03%
  Investor C Class (NAV)                      9.18%         3.66%         4.57%            6.03%

* The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Service Shares, 7/1/91; Investor A Shares, 1/26/96; Investor B Shares, 7/2/96; Institutional Shares, 5/4/98 and Investor C shares, 12/9/98. See "Note onPerformance Information" on page 8 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         OHIO TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $98.3 million

PERFORMANCE BENCHMARK:
     Lehman Municipal Bond Index

INVESTMENT APPROACH:
     Seeks as high a level of current income exempt from Federal and Ohio state income tax as is consistent with the preservation of capital by investing primarily in municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o The tone in the municipal market over the six-month period ended March 31, 2001 continued to be positive as increased demand offset increased supply. Although the municipal yield curve flattened during the first half of the semi-annual period, the curve steepened by 67 basis points during the second half, with 2-year and 30-year yields declining by 72 basis points and 5 basis points, respectively. The steepening of the municipal yield curve was very similar to the Treasury yield curve as both curves were driven by the three Fed Funds rate cuts totaling 150 basis points. As a result of falling interest rates, new issue supply rose 43% from last year for the corresponding first quarter, which was offset by increased demand, leaving municipal performance roughly in line with Treasuries during the latter half of the period.

     o Municipals benefited from the continued efforts of retail investors to diversify out of equities and into fixed income investments. In addition, the attractive valuation of municipals compared to Treasuries contributed to strong institutional demand.

     o New issue supply in Ohio more than doubled compared to last year with $2.6 billion in new issuance for the first quarter of 2001. This dramatic increase over last year did not adversely impact the market for Ohio municipal bonds because only a small percentage of bonds were available in the secondary market. This lack of secondary supply allowed Ohio municipal bond securities to maintain relatively stable valuations compared to generic municipal securities.

     o The Fund benefited from adding income from Puerto Rico holdings, improved price performance on the Munimae and CharterMac holdings, a good position on the municipal yield curve and from maintaining a neutral to slightly long duration versus its peer group, Ohio Municipal Debt Funds.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                 THE OH TAX-FREE INCOME PORTFOLIO AND THE LEHMAN
                 MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH
                             SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                              Lehman Municipal
             Institutional Class   Service Class      Investor A Class  Investor B Class   Investor C Class     Bond Index
12/1/92            $10,000            $10,000            $ 9,600            $10,000            $10,000            $10,000
Dec-92              10,010             10,010              9,560             10,010             10,010             10,182
Mar-93              10,270             10,270              9,808             10,270             10,270             10,560
Jun-93              10,561             10,561             10,086             10,561             10,561             10,905
Sep-93              10,910             10,907             10,420             10,911             10,911             11,274
Dec-93              11,024             11,014             10,529             11,025             11,025             11,432
Mar-94              10,346             10,330              9,881             10,347             10,347             10,805
Jun-94              10,442             10,420              9,973             10,443             10,443             10,924
Sep-94              10,498             10,469             10,026             10,499             10,499             10,999
Dec-94              10,310             10,276              9,843             10,281             10,281             10,841
Mar-95              11,076             11,033             10,568             11,018             11,018             11,607
Jun-95              11,300             11,249             10,774             11,211             11,211             11,888
Sep-95              11,625             11,565             11,075             11,503             11,503             12,230
Dec-95              12,145             12,073             11,560             11,985             11,985             12,734
Mar-96              11,950             11,870             11,361             11,756             11,756             12,580
Jun-96              12,046             11,957             11,440             11,815             11,815             12,677
Sep-96              12,335             12,234             11,700             12,061             12,061             12,969
Dec-96              12,646             12,533             11,981             12,330             12,330             13,299
Mar-97              12,612             12,490             11,936             12,260             12,260             13,268
Jun-97              13,001             12,867             12,355             12,600             12,600             13,726
Sep-97              13,385             13,238             12,706             12,934             12,934             14,140
Dec-97              13,739             13,577             13,026             13,236             13,236             14,523
Mar-98              13,864             13,691             13,130             13,316             13,316             14,690
Jun-98              14,084             13,899             13,323             13,488             13,488             14,914
Sep-98              14,531             14,328             13,730             13,874             13,874             15,372
Dec-98              14,612             14,397             13,790             13,909             13,909             15,464
Mar-99              14,714             14,488             13,871             13,964             13,964             15,601
Jun-99              14,364             14,131             13,525             13,589             13,589             15,325
Sep-99              14,330             14,087             13,477             13,515             13,515             15,264
Dec-99              14,169             13,920             13,310             13,323             13,323             15,145
Mar-00              14,566             14,284             13,667             13,655             13,655             15,588
Jun-00              14,780             14,499             13,866             13,828             13,815             15,824
Sep-00              15,120             14,822             14,155             14,091             14,091             16,207
Dec-00              15,755             15,419             14,732             14,639             14,639             16,915
3/31/01             16,179             15,837             15,111             14,988             14,988             17,291

                        FOR PERIOD ENDING MARCH 31, 2001

                                                            AVERAGE ANNUAL TOTAL RETURN
                                             1 Year        3 Year        5 Year       From Inception
                                             ------        ------        ------       --------------
  Institutional Class                        11.08%         5.28%         6.25%            5.95%
  Service Class                              10.86%         4.97%         5.93%            5.67%
  Investor A Class (Load Adjusted)            6.15%         3.38%         4.89%            5.08%
  Investor A Class (NAV)                     10.57%         4.79%         5.76%            5.60%
  Investor B Class (Load Adjusted)            5.25%         2.92%         4.65%            4.98%
  Investor B Class (NAV)                      9.75%         4.01%         4.98%            4.98%
  Investor C Class (Load Adjusted)            8.75%         4.02%         4.98%            4.98%
  Investor C Class (NAV)                      9.75%         4.02%         4.98%            4.98%

* The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional and Investor AShares, 12/1/92; Service Shares, 7/29/93; Investor B Shares, 10/13/94 and Investor C Shares, 8/26/98. See "Note onPerformance Information" on page 8 for further information on how performance data was calculated.


              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                       DELAWARE TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $93.9 million

PERFORMANCE BENCHMARK:
     Lehman Municipal Bond Index

INVESTMENT APPROACH:
     Seeks as high a level of current income exempt from Federal and Delaware state income tax as is consistent with the preservation of capital by investing primarily in municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o The tone in the municipal market over the six-month period ended March 31, 2001 continued to be positive as increased demand offset increased supply. Although the municipal yield curve flattened during the first half of the semi-annual period, the curve steepened by 67 basis points during the second half, with 2-year and 30-year yields declining by 72 basis points and 5 basis points, respectively. The steepening of the municipal yield curve was very similar to the Treasury yield curve as both curves were driven by the three Fed Funds rate cuts totaling 150 basis points. As a result of falling interest rates, new issue supply rose 43% from last year for the corresponding first quarter, which was offset by increased demand, leaving municipal performance roughly in line with Treasuries during the latter half of the period.

     o Municipals benefited from the continued efforts of retail investors to diversify out of equities and into fixed income investments. In addition, the attractive valuation of municipals compared to Treasuries contributed to strong institutional demand.

     o New issue supply in Delaware remains subdued with only $28 million in new issuance for the first quarter of 2001. While this is a dramatic increase over the previous quarters' pace, the relatively low volume level led to Delaware municipal bonds being strong performers.

     o The Fund benefited from adding income from Puerto Rico holdings, improved price performance on the Munimae and CharterMac holdings, a good position on the municipal yield curve and from maintaining a neutral to slightly long duration versus its peer group, Other States Municipal Debt Funds.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.

                   COMPARISON OF CHANGE IN VALUE OF A $10,000
                          INVESTMENT IN THE DE TAX-FREE
                           INCOME PORTFOLIO AND LEHMAN
                          MUNICIPAL BOND INDEX AT EACH
                             SEMI-ANNUAL PERIOD END.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                              Lehman Municipal
             Institutional Class   Service Class      Investor A Class  Investor B Class   Investor C Class     Bond Index
12/31/89            $10,000            $10,000            $ 9,600            $10,000            $10,000            $10,000
Mar-90               10,058             10,050              9,644             10,027             10,027             10,045
Jun-90               10,249             10,233              9,816             10,186             10,186             10,279
Sep-90               10,349             10,325              9,899             10,255             10,255             10,285
Dec-90               10,661             10,629             10,186             10,532             10,532             10,729
Mar-91               10,867             10,825             10,371             10,702             10,702             10,972
Jun-91               11,021             10,971             10,506             10,821             10,821             11,205
Sep-91               11,327             11,268             10,785             11,088             11,088             11,641
Dec-91               11,634             11,564             11,064             11,354             11,354             12,032
Mar-92               11,604             11,525             11,022             11,290             11,290             12,068
Jun-92               11,952             11,861             11,340             11,593             11,593             12,526
Sep-92               12,188             12,086             11,549             11,786             11,786             12,859
Dec-92               12,302             12,190             11,644             11,860             11,860             13,093
Mar-93               12,601             12,478             11,913             12,134             12,134             13,579
Jun-93               12,860             12,724             12,143             12,345             12,345             14,023
Sep-93               13,217             13,069             12,466             12,650             12,650             14,497
Dec-93               13,322             13,162             12,550             12,711             12,711             14,700
Mar-94               12,709             12,547             11,971             12,089             12,089             13,893
Jun-94               12,907             12,733             12,143             12,241             12,241             14,047
Sep-94               12,990             12,805             12,207             12,282             12,282             14,143
Dec-94               12,881             12,689             12,089             12,142             12,142             13,940
Mar-95               13,496             13,285             12,653             12,685             12,685             14,926
Jun-95               13,813             13,587             12,935             12,944             12,944             15,286
Sep-95               14,170             13,928             13,253             13,238             13,238             15,726
Dec-95               14,564             14,305             13,606             13,564             13,564             16,374
Mar-96               14,501             14,232             13,531             13,464             13,464             16,177
Jun-96               14,561             14,279             13,570             13,478             13,478             16,301
Sep-96               14,789             14,492             13,767             13,647             13,647             16,676
Dec-96               15,086             14,771             14,027             13,879             13,879             17,101
Mar-97               15,068             14,743             13,993             13,821             13,821             17,061
Jun-97               15,430             15,087             14,312             14,110             14,110             17,649
Sep-97               15,788             15,426             14,627             14,394             14,394             18,182
Dec-97               16,061             15,682             14,863             14,599             14,599             18,675
Mar-98               16,209             15,816             14,983             14,690             14,690             18,890
Jun-98               16,466             16,055             15,205             14,881             14,881             19,177
Sep-98               17,035             16,597             15,711             15,374             15,374             19,766
Dec-98               17,142             16,689             15,791             15,422             15,422             19,885
Mar-99               17,289             16,820             15,908             15,507             15,507             20,061
Jun-99               16,905             16,433             15,538             15,116             15,116             19,706
Sep-99               16,848             16,363             15,466             15,019             15,019             19,627
Dec-99               16,739             16,243             15,347             14,875             14,875             19,474
Mar-00               17,192             16,671             15,745             15,232             15,232             20,045
Jun-00               17,429             16,889             15,943             15,395             15,395             20,347
Sep-00               17,776             17,212             16,241             15,653             15,653             20,840
Dec-00               18,443             17,843             16,831             16,192             16,192             21,750
3/31/01              18,854             18,229             17,187             16,504             16,504             22,233

                        FOR PERIOD ENDING MARCH 31, 2001

                                                            AVERAGE ANNUAL TOTAL RETURN
                                                1 Year      5 Year        10 Year      From Inception
                                                -----       ------        -------      --------------
  Institutional Class                           9.67%        5.38%         5.71%            5.80%
  Service Class                                 9.35%        5.07%         5.40%            5.48%
  Investor A Class (Load Adjusted)              4.79%        4.04%         4.79%            5.01%
  Investor A Class (NAV)                        9.16%        4.89%         5.22%            5.31%
  Investor B Class (Load Adjusted)              3.86%        3.77%         3.04%            4.52%
  Investor B Class (NAV)                        8.36%        4.11%         4.44%            4.52%
  Investor C Class (Load Adjusted)              7.36%        4.11%         4.44%            4.52%
  Investor C Class (NAV)                        8.36%        4.11%         4.44%            4.52%

* In connection with the conversion of various common trust funds maintained by PNC Bank and PNC Bank, Delaware ("PNC-DE"), an affiliate of PNC Bank, into the Fund between May 1 and May 15, 1998 (the "CTF Conversion"), the Delaware Tax-Free Income Portfolio was established to receive the assets of the DE Tax-Free Income Fund of PNC-DE. Performance information presented for this Portfolio includes performance for the predecessor common trust fund which transferred its assets and liabilities to the related Portfolio pursuant to the CTF Conversion. Performance information presented is based upon the performance of the DE Tax-Free Income Fund for periods prior to the CTF Conversion.

The inception date of the Lehman Local G.O. was January 1, 1990. Based on the performance of the DE Tax-Free Income Fund, the Portfolio's predecessor common trust fund, the annual total return of the Delaware Tax-Free Income Portfolio for the calendar years 1987, 1988 and 1989 was 0.27%, 0.74% and 0.63%, respectively. See "Note on Performance Information" on page 8 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                       KENTUCKY TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $156.0 million

PERFORMANCE BENCHMARK:
     Lehman Municipal Bond Index

INVESTMENT APPROACH:
     Seeks as high a level of current income exempt from Federal and Kentucky state income tax as is consistent with the preservation of capital by investing primarily in municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o The tone in the municipal market over the six-month period ended March 31, 2001 continued to be positive as increased demand offset increased supply. Although the municipal yield curve flattened during the first half of the semi-annual period, the curve steepened by 67 basis points during the second half, with 2-year and 30-year yields declining by 72 basis points and 5 basis points, respectively. The steepening of the municipal yield curve was very similar to the Treasury yield curve as both curves were driven by the three Fed Funds rate cuts totaling 150 basis points. As a result of falling interest rates, new issue supply rose 43% from last year for the corresponding first quarter, which was offset by increased demand, leaving municipal performance roughly in line with Treasuries during the latter half of the period.

     o Municipals benefited from the continued efforts of retail investors to diversify out of equities and into fixed income investments. In addition, the attractive valuation of municipals compared to Treasuries contributed to strong institutional demand.

     o New issue supply in Kentucky more than doubled compared to last year with $1.1 billion in new issuance for the first quarter of 2001. This dramatic increase over last year did not adversely impact the market for Kentucky municipal bonds because only a small percentage of bonds were available in the secondary market. The lack of secondary supply allowed Kentucky municipal bond securities to maintain relatively stable valuations compared to generic municipal securities.

     o The Fund benefited from adding income from Puerto Rico holdings, improved price performance on the Munimae and CharterMac holdings, a good position on the municipal yield curve and from maintaining a neutral to slightly long duration versus its peer group, Kentucky Municipal Debt Funds.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.

                   COMPARISON OF CHANGE IN VALUE OF A $10,000
                          INVESTMENT IN THE KY TAX-FREE
                           INCOME PORTFOLIO AND LEHMAN
                          MUNICIPAL BOND INDEX AT EACH
                             SEMI-ANNUAL PERIOD END.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                              Lehman Municipal
             Institutional Class   Service Class      Investor A Class  Investor B Class   Investor C Class     Bond Index
12/31/89            $10,000            $10,000            $ 9,600            $10,000            $10,000            $10,000
Mar-90               10,086             10,079              9,671             10,055             10,055             10,045
Jun-90               10,198             10,183              9,767             10,135             10,135             10,279
Sep-90               10,254             10,232              9,810             10,161             10,161             10,285
Dec-90               10,751             10,720             10,274             10,621             10,621             10,729
Mar-91               10,940             10,900             10,442             10,775             10,775             10,972
Jun-91               11,142             11,094             10,624             10,942             10,942             11,205
Sep-91               11,414             11,356             10,870             11,175             11,175             11,641
Dec-91               11,736             11,667             11,164             11,456             11,456             12,032
Mar-92               11,772             11,694             11,185             11,456             11,456             12,068
Jun-92               12,092             12,002             11,476             11,732             11,732             12,526
Sep-92               12,367             12,266             11,723             11,962             11,962             12,859
Dec-92               12,613             12,501             11,942             12,163             12,163             13,093
Mar-93               12,960             12,834             12,256             12,459             12,459             13,579
Jun-93               13,268             13,131             12,533             12,717             12,717             14,023
Sep-93               13,683             13,531             12,910             13,075             13,075             14,497
Dec-93               13,816             13,653             13,021             13,162             13,162             14,700
Mar-94               13,212             13,046             12,437             12,548             12,548             13,893
Jun-94               13,392             13,214             12,591             12,681             12,681             14,047
Sep-94               13,502             13,313             12,679             12,745             12,745             14,143
Dec-94               13,368             13,172             12,539             12,581             12,581             13,940
Mar-95               14,085             13,869             13,197             13,216             13,216             14,926
Jun-95               14,410             14,178             13,486             13,480             13,480             15,286
Sep-95               14,801             14,551             13,835             13,804             13,804             15,726
Dec-95               15,163             14,896             14,157             14,099             14,099             16,374
Mar-96               15,116             14,838             14,096             14,012             14,012             16,177
Jun-96               15,168             14,876             14,127             14,016             14,016             16,301
Sep-96               15,416             15,110             14,343             14,204             14,204             16,676
Dec-96               15,718             15,395             14,607             14,438             14,438             17,101
Mar-97               15,745             15,409             14,615             14,418             14,418             17,061
Jun-97               16,131             15,774             14,955             14,727             14,727             17,649
Sep-97               16,520             16,144             15,298             15,036             15,036             18,182
Dec-97               16,806             16,412             15,544             15,251             15,251             18,675
Mar-98               16,960             16,551             15,670             15,346             15,346             18,890
Jun-98               17,245             16,817             15,916             15,556             15,556             19,177
Sep-98               17,787             17,332             16,397             15,998             15,998             19,766
Dec-98               17,883             17,414             16,465             16,036             16,036             19,885
Mar-99               17,979             17,495             16,535             16,074             16,074             20,061
Jun-99               17,648             17,161             16,210             15,730             15,730             19,706
Sep-99               17,567             17,072             16,116             15,611             15,611             19,627
Dec-99               17,449             16,946             15,991             15,460             15,460             19,474
Mar-00               17,795             17,268             16,288             15,718             15,750             20,045
Jun-00               18,014             17,485             16,485             15,880             15,895             20,347
Sep-00               18,385             17,814             16,789             16,142             16,175             20,840
Dec-00               18,979             18,377             17,311             16,613             16,663             21,750
3/31/01              19,436             18,805             17,707             16,962             16,995             22,233

                        FOR PERIOD ENDING MARCH 31, 2001

                                                            AVERAGE ANNUAL TOTAL RETURN
                                               1 Year       5 Year        10 Year      From Inception
                                               ------       ------        -------      --------------
  Institutional Class                           9.22%        5.22%         5.95%            6.36%
  Service Class                                 8.90%        4.90%         5.64%            6.04%
  Investor A Class (Load Adjusted)              4.33%        3.88%         5.03%            5.54%
  Investor A Class (NAV)                        8.72%        4.73%         5.46%            5.86%
  Investor B Class (Load Adjusted)              3.41%        3.60%         3.49%            5.08%
  Investor B Class (NAV)                        7.91%        3.95%         4.68%            5.08%
  Investor C Class (Load Adjusted)              6.89%        3.99%         4.70%            5.09%
  Investor C Class (NAV)                        7.89%        3.99%         4.70%            5.09%

* In connection with the conversion of various common trust funds maintained by PNC Bank and PNC Bank, Delaware ("PNC-DE"), an affiliate of PNC Bank, into the Fund between May 1 and May 15, 1998 (the "CTF Conversion"), the Kentucky Tax-Free Income Portfolio was established to receive the assets of the KY Tax-Free Income Fund of PNC Bank. Performance information presented for this Portfolio includes performance for the predecessor common trust fund which transferred its assets and liabilities to the related Portfolio pursuant to the CTF Conversion. Performance information presented is based upon the performance of the KY Tax-Free Income Fund for periods prior to the CTF Conversion.

The inception date of the Lehman Local G.O. was January 1, 1990. Based on the performance of the KY Tax-Free Income Fund, the Portfolio's predecessor common trust fund, the annual total return of the KY Tax-Free Income Portfolio for the calendar years 1987, 1988 and 1989 was 0.79%, 2.70% and 1.66%, respectively. See "Note on Performance Information" on page 8 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares of all the portfolios is 4.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors, Inc. and the Portfolios' Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                            TAX-FREE INCOME PORTFOLIO

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS-- 94.8%
ALABAMA-- 2.5%
   Alabama Hsg. Fin. Auth. Sgl. Fam.
     Mtg. Rev., Cltrl. Home Mtg. Bd. Prj.,
     Ser. 94B-1
     6.65%                               10/01/25    $ 1,100      $  1,158,245
   Alabama Rev., Priv. Coll. & Tuskegee
     Univ. Prj., Ser. 96A
     5.90%                               09/01/16      1,000         1,073,720
   Alabama St. Pub. Sch. & Coll.
     Auth. Cap. Imp. Rev., Ser. 99C
     5.75%                               07/01/18      3,000         3,207,480
   Courtland Ind. Dev. Rev., Champion
     Intl. Corp. Prj., Ser. 92
     7.20%                               12/01/13      1,000         1,052,600
   Courtland Ind. Dev. Solid Waste Disp.
     Rev., Champion Intl. Corp. Prj.,
     Ref. Ser. 99
     6.00%                               08/01/29      1,500         1,461,990
   Shelby Cnty. Bd. of Ed. Rev., Ser. 95
     5.70%                               02/01/09        680           728,504
                                                                  ------------
                                                                     8,682,539
                                                                  ------------
ALASKA-- 0.8%
   Alaska Ind. Dev. & Expt. Auth.
     Revolving Fd. Rev., Ser. 97A
     6.00%                               04/01/07      2,500         2,737,575
                                                                  ------------
ARIZONA-- 0.5%
   Maricopa Cnty. Cmnty. Coll. Dist. Rev.,
     Prerefunded Ser. 95A
     6.00%                               07/01/03        325           346,229
   Maricopa Cnty. Cmnty. Coll. Dist. Rev.,
     Unrefunded Ser. 95A
     6.00%                               07/01/06         15            15,859
   Phoenix G.O., Ser. 92
     6.13%                               07/01/03      1,030         1,084,054
     6.38%                               07/01/13        200           208,570
                                                                  ------------
                                                                     1,654,712
                                                                  ------------
CALIFORNIA-- 2.2%
   California St. Cmnty. Dev. Auth.
     COP's, Sutter Hlth. Oblig. Grp. Prj.,
     Ser. 95
     3.60%**                             07/01/15      3,900         3,900,000
   California St. G.O., Ser. 90
     6.50%                               11/01/06        340           385,720
   California St. G.O., Ser. 94
     6.20%                               11/01/02      1,000         1,048,050
   Los Angeles G.O., Prerefunded
     Ser. 94A
     5.80%                               09/01/04        340           373,143
   Orange Cnty. Wtr. Dist. COP's,
     Ser. 90B
     3.75%**                             08/15/15      1,400         1,400,000
   Sacramento Mun. Util. Dist. Elec.
     Rev., Prerefunded Ser. 92C
     5.75%                               11/15/09        430           454,777
   Sacramento Mun. Util. Dist. Elec.
     Rev., Unrefunded Ser. 92C
     5.75%                               11/15/09         80            84,090
                                                                  ------------
                                                                     7,645,780
                                                                  ------------

                                                       PAR
                                         MATURITY     (000)          VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
COLORADO-- 1.0%
   Arapahoe Cnty. Cap. Imp. Tr. Fd. Hwy.
     Rev., Ser. 86
     7.16%+                              08/31/04    $   900      $    791,631
   Arapahoe Cnty. Cap. Imp. Tr. Fd. Hwy.
     Rev., Ser. 86E-470
     6.90%**                             08/31/05        750           868,582
   Denver City & Cnty. Arpt. Rev.,
     Prerefunded Ser. 91D
     7.00%                               11/15/01        210           214,778
   Denver City & Cnty. Arpt. Rev.,
     Prerefunded Ser. 92C
     6.75%                               11/15/02         60            64,333
   Denver City & Cnty. Arpt. Rev.,
     Unrefunded Ser. 91D
     7.00%                               11/15/25        790           801,676
   Denver City & Cnty. Arpt. Rev.,
     Unrefunded Ser. 92C
     6.75%                               11/15/13        440           464,116
   Jefferson Cnty. Sch. Dist. G.O.,
     Prerefunded Ser. 92
     6.00%                               12/15/02        300           316,698
                                                                  ------------
                                                                     3,521,814
                                                                  ------------
DELAWARE-- 0.1%
   Delaware Trans. Auth. Trans. Sys.
     Rev., Ser. 92
     5.63%                               07/01/05        440           458,788
                                                                  ------------
DISTRICT OF COLUMBIA-- 0.0%
   District of Columbia G.O., Ser. 93A-1
     6.00%                               06/01/11         50            56,889
                                                                  ------------
FLORIDA-- 10.9%
   Florida Hsg. Fin. Corp. Rev.,
     Sunset Place Prj., Ser. 99K-1
     6.10%                               10/01/29      3,000         3,079,470
   Florida St. Bd. of Ed. Cap. Outlay
     G.O., Ref. Ser. 00D
     5.75%                               06/01/22      7,800         8,318,544
   Florida St. Bd. of Ed. Cap. Outlay
     G.O., Ref. Ser. 01B
     5.50%                               06/01/16     16,910        18,042,801
   Hillsborough Cnty. Ind. Dev. Auth.
     Exempt Fac. Rev., Nat. Gypsum
     Prj., Ser. 00A
     7.13%                               04/01/30      5,000         3,658,150
   Santa Rosa Bay Bldg. Auth. Rev.,
     Ser. 96
     6.25%                               07/01/28      3,000         2,697,420
   Tampa Wtr. & Swr. Rev., Ref. Ser. 02
     6.00%                               10/01/14      1,000         1,092,950
     6.00%                               10/01/16      1,455         1,579,403
                                                                  ------------
                                                                    38,468,738
                                                                  ------------
GEORGIA-- 1.6%
   Atlanta Arpt. Fac. Rev., Ser. 94A
     6.50%                               01/01/10      1,000         1,166,750
   Forsyth Cnty. Sch. Dist. G.O.,
     Ser. 92
     6.70%                               07/01/12      1,000         1,180,970
   Fulton Cnty. Fac. Corp. COP's,
     Fulton Cnty. Pub. Purp. Prj., Ser. 99
     5.50%                               11/01/18      1,000         1,048,540

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
GEORGIA (CONTINUED)
   Georgia G.O., Ser. 92A
     6.00%                               03/01/04   $    340      $    363,395
   Georgia Mun. Elec. Auth. Pwr. Rev.,
     Ser. 92B
     6.13%                               01/01/14        400           419,660
   Georgia Mun. Elec. Auth. Pwr. Rev.,
     Ser. 93B
     5.70%                               01/01/19      1,000         1,075,490
   Gwinnett Cnty. G.O., Ser. 92
     6.00%                               01/01/10        400           419,936
                                                                  ------------
                                                                     5,674,741
                                                                  ------------
HAWAII-- 1.3%
   Hawaii Dept. of Budget & Fin. Rev.,
     Ser. 90C
     7.38%                               12/01/20        730           746,870
   Hawaii St. Hbr. Cap. Imp. Rev.,
     Ser. 97
     5.50%                               07/01/27      3,750         3,786,750
                                                                  ------------
                                                                     4,533,620
                                                                  ------------
ILLINOIS-- 6.2%
   Chicago Motor Fuel Tax Rev., Ser. 90
     7.00%                               01/01/05      2,500         2,569,525
   Chicago Pk. Dist. G.O., Ser. 96
     5.50%                               01/01/16      2,250         2,342,880
   Chicago Res. Mtg. Rev., Ref. Ser. 92B
     7.00%+                              10/01/09        180            99,779
   Chicago Wtr. Rev., Ref. Ser. 97
     5.50%                               11/01/22      9,905        10,156,290
   Cook Cnty. G.O., Prerefunded Ser. 96
     5.88%                               11/15/06      2,000         2,228,420
   Illinois G.O., Ser. 94
     5.50%                               08/01/06        680           727,308
   Illinois Hsg. Dev. Auth. Rev.,
     Multi-Family Prj., Ser. 94-5
     6.65%                               09/01/14      3,000         3,199,200
   Winnebago & Boone Cnty. G.O.,
     Sch. Dist. No. 205 Prj., Ser. 92C
     5.90%                               02/01/05        500           538,870
                                                                  ------------
                                                                    21,862,272
                                                                  ------------
INDIANA-- 1.4%
   Indianapolis Ind. Pub. Imp. Rev.,
     Prerefunded Ser. 91C
     6.70%                               01/01/02      2,000         2,090,440
   Indianapolis Intl. Arpt. Auth. Spec. Fac.
     Rev., Federal Express Corp. Prj.,
     Ser. 94
     7.10%                               01/15/17      2,825         3,005,941
                                                                  ------------
                                                                     5,096,381
                                                                  ------------
KANSAS-- 0.2%
   Johnson Cnty. Intl. Imp. Rev.,
     Prerefunded Ser. 92A
     6.00%                               09/01/02        165           172,862
   Johnson Cnty. Intl. Imp. Rev.,
     Unrefunded Ser. 92A
     6.00%                               09/01/07        235           244,308
   Kansas Dept. of Trans. Rev.,
     Prerefunded Ser. 94A
     6.00%                               09/01/02        400           422,884
                                                                  ------------
                                                                       840,054
                                                                  ------------

                                                       PAR
                                         MATURITY     (000)          VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
LOUISIANA-- 0.8%
   Orleans Rev., Levee Dist. Pub.
     Imp. Prj., Ser. 86
     5.95%                               11/01/15    $ 2,630      $  2,844,477
                                                                  ------------
MARYLAND-- 1.7%
   Baltimore Port Fac. Rev., E.I. du Pont
     Co. Prj., Ser. 84A
     6.50%                               10/01/11        100           105,110
   Maryland St. & Loc. Fac. Lien G.O.,
     Ser. 01
     5.50%                               03/01/16      5,535         6,024,183
                                                                  ------------
                                                                     6,129,293
                                                                  ------------
MASSACHUSETTS-- 3.3%
   Massachusetts Bay Trans. Auth. Rev.,
     Ser. 95B
     5.38%                               03/01/20      1,000         1,019,440
   Massachusetts St. Hlth. & Ed. Fac.
     Auth. Rev., Newton-Wellesley
     Hosp. Prj., Ser. 97G
     6.13%                               07/01/15      1,000         1,098,050
   Massachusetts St. Wtr. Poll.
     Abatement Tr. Pool Prog. Rev.,
     Ser. 99
     5.75%                               08/01/18      6,865         7,334,154
   Massachusetts St. Wtr. Res. Auth.
     Rev., Prerefunded Ser. 94A
     5.70%                               08/01/04        680           736,073
   New England Ed. Ln. Mktg. Corp.
     Rev., Stud. Ln. Redemption Prj.,
     Ser. 93F
     5.63%                               07/01/04      1,350         1,415,151
                                                                  ------------
                                                                    11,602,868
                                                                  ------------
MICHIGAN-- 0.6%
   Huron Vy. Sch. Dist. G.O.,
     Prerefunded Ser. 96
     5.88%                               05/01/07      2,000         2,212,900
                                                                  ------------
MISSOURI-- 1.3%
   Lake of The Ozarks Cmnty. Bldg. Corp.
     Sys. Rev., Ser. 98
     5.25%                               12/01/14      4,915         4,539,691
                                                                  ------------
NEBRASKA-- 0.4%
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Prerefunded Ser. 92A
     6.30%                               02/01/02        340           353,777
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Unrefunded Ser. 92B
     6.15%                               02/01/12      1,000         1,140,310
                                                                  ------------
                                                                     1,494,087
                                                                  ------------
NEW JERSEY-- 5.3%
   New Jersey Econ. Dev. Auth. Mkt.
     Transition Fac. Rev., Ser. 94A
     5.80%                               07/01/08        495           532,080
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 00A
     5.75%                               01/01/16      4,000         4,321,720
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 00A
     6.00%                               06/15/19     10,000        10,968,800

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Port Auth. New York & New Jersey
     S.O. Rev., JFK Intl. Arpt.
     Term. Prj., Ser. 97-6
     6.25%                               12/01/09    $ 2,680      $  3,073,076
                                                                  ------------
                                                                    18,895,676
                                                                  ------------
NEW MEXICO-- 0.5%
   Los Alamos Cnty. Util. Sys. Rev.,
     Ser. 94A
     5.80%++                             07/01/06      1,500         1,610,460
                                                                  ------------
NEW YORK-- 5.1%
   New York City G.O., Prerefunded
     Ser. 95B
     6.38%                               08/15/05        805           904,788
   New York City G.O., Prerefunded
     Ser. 95E
     6.50%                               08/01/02        285           297,620
   New York City G.O., Ser. 93-E2
     3.80%**                             08/01/21      1,000         1,000,000
   New York City G.O., Ser. 94A
     6.00%++                             08/01/05      1,000         1,082,590
   New York City G.O., Ser. 96A
     6.00%                               08/01/05      2,000         2,177,160
   New York City G.O., Unrefunded
     Ser. 95B
     6.38%                               08/15/09      3,035         3,331,034
   New York City G.O., Unrefunded
     Ser. 95E
     6.50%                               08/01/02        715           744,193
   New York City Ind. Dev. Agcy. Rev.,
     Term. One Grp. Assoc. Prj., Ser. 94
     6.00%                               01/01/08        360           381,470
     6.00%                               01/01/19        500           512,565
   New York St. Hsg. Fin. Agcy. Rev.,
     Ser. 96A
     6.38%                               11/01/04      4,000         4,280,360
   New York St. Loc. Govt. Assistance
     Corp. Rev., Prerefunded Ser. 95A
     5.70%                               04/01/05        340           373,561
   New York St. Urban Dev. Corr. Fac.
     Rev., Ser. 93
     5.63%                               01/01/07      2,750         2,881,313
                                                                  ------------
                                                                    17,966,654
                                                                  ------------
NORTH CAROLINA-- 0.8%
   Eastern Mun. Pwr. Agcy. Sys. Rev.,
     Ser. 93C
     5.25%                               01/01/04      1,000         1,039,470
     5.38%                               01/01/05      1,250         1,313,975
   North Carolina Mun. Pwr. Agcy. Rev.,
     Catawba Elec. Prj., Ser. 92A
     6.00%                               01/01/10        300           336,348
                                                                  ------------
                                                                     2,689,793
                                                                  ------------
OHIO-- 0.5%
   Cleveland-Cuyahoga Cnty. Port Auth.
     Rev., Ser. 97
     6.00%                               03/01/07        675           677,950
   Columbus Refuse Coal Fired
     Plant 5-E-L G.O., Ser. 91
     6.63%                               09/15/01         35            35,531

                                                       PAR
                                         MATURITY     (000)          VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Cuyahoga Cnty. Hosp. Imp. Rev.,
     Univ. Hosp. of Cleveland Prj.,
     Ser. 85
     3.85%**                             01/01/16    $   500      $    500,000
   Ohio Wtr. Dev. Auth. Rev., Clean Wtr.
     Prj., Ser. 92
     5.65%                               12/01/05        300           314,805
   Olentangy Loc. Sch. Dist. G.O.,
     Prerefunded Ser. 95A
     5.85%                               12/01/04        340           373,432
                                                                  ------------
                                                                     1,901,718
                                                                  ------------
OKLAHOMA-- 0.3%
   Grand River Dam Auth. Rev., Ser. 93
     8.00%                               06/01/02      1,000         1,051,630
                                                                  ------------
OREGON-- 3.0%
   Clackamas Cnty. G.O., Sch. Dist.
     No. 62 Oregon City Prj., Ser. 00C
     5.50%                               06/15/20      3,185         3,317,687
   Klamath Falls Elec. Sr. Lien Rev.,
     Klamath Cogen Prj., Ref. Ser. 99
     6.00%                               01/01/25      7,500         7,031,325
   Portland Swr. Sys. Rev., Prerefunded
     Ser. 92A
     6.00%                               10/01/02        300           317,817
                                                                  ------------
                                                                    10,666,829
                                                                  ------------
PENNSYLVANIA-- 10.5%
   Beaver Cnty. G.O., Prerefunded
     Ser. 96A
     5.75%                               10/01/06      1,000         1,097,910
   Beaver Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., St. Joe Minerals Corp.
     Prj., Ser. 77
     6.00%                               05/01/07      2,425         2,430,820
   Dauphin Cnty. Gen. Auth. Rev., Hotel
     & Conf. Ctr. Hyatt Regency Prj.,
     Ser. 98
     6.20%                               01/01/19      5,000         4,610,750
     6.20%                               01/01/29      1,500         1,342,080
   Delaware Cnty. Auth. Rev., Mercy
     Hlth. Corp. Prj., Ser. 96
     5.75%                               12/15/20      2,400         2,557,800
   Delaware Vy. Regl. Fin. Auth. Loc.
     Govt. Rev., Ser. 98A
     5.50%                               08/01/28      2,500         2,661,700
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     6.00%                               11/01/23      2,650         2,674,804
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 94A
     6.60%                               09/01/09      4,250         4,687,240
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Hlth. Svcs. Rev., Univ. of
     Pennsylvania Hlth. Svcs. Prj.,
     Ser. 96A
     5.88%                               01/01/15      3,450         3,488,813
     5.75%                               01/01/17      3,535         3,548,362
   Philadelphia Ind. Dev. Auth. Arpt. Fac.
     Rev., Aero Philadelphia LLC Prj.,
     Ser. 99
     5.25%                               01/01/09      1,095         1,029,771

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Ind. Dev. Auth. Rev.,
     PGH Dev. Corp. Prj., Ser. 93
     5.25%                               07/01/17    $ 1,935      $  1,926,467
   Philadelphia Mun. Auth. Rev., Ref.
     Ser. 93D
     6.13%                               07/15/08      1,000         1,070,900
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Ser. 99C
     5.75%                               03/01/29      4,000         4,222,160
                                                                  ------------
                                                                    37,349,577
                                                                  ------------
PUERTO RICO-- 0.3%
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94S
     7.00%                               07/01/06      1,000         1,146,620
                                                                  ------------
RHODE ISLAND-- 0.9%
   Rhode Island Depositors Econ.
     Protection Corp. S.O. Rev.,
     Prerefunded Ser. 93
     5.63%                               08/01/09        190           209,405
   Rhode Island Depositors Econ.
     Protection Corp. S.O. Rev.,
     Unrefunded Ser. 93
     5.63%                               08/01/09        810           872,751
   Rhode Island St. Hlth. & Ed. Bldg.
     Corp. Rev., Hosp. Fin. Lifespan
     Oblig. Grp. Prj., Ser. 96
     5.50%                               05/15/16      2,000         2,065,920
                                                                  ------------
                                                                     3,148,076
                                                                  ------------
SOUTH CAROLINA-- 0.3%
   Piedmont Mun. Pwr. Agcy. Elec. Rev.,
     Ser. 85B
     6.25%                               01/01/18        500           514,120
   South Carolina Pub. Svcs. Auth. Rev.,
     Santee Cooper Prj., Prerefunded
     Ser. 91D
     6.50%                               07/01/02        100           105,915
   Spartanburg Wtr. Rev., Prerefunded
     Ser. 92
     6.20%                               06/01/02         15            15,653
   Spartanburg Wtr. Rev., Unrefunded
     Ser. 92
     6.20%                               06/01/09        285           294,798
                                                                  ------------
                                                                       930,486
                                                                  ------------
SOUTH DAKOTA-- 0.2%
   South Dakota St. Lease Rev., Trans.
     Cert. Prj., Ser. 93A
     6.38%                               09/01/05        500           551,360
                                                                  ------------
TENNESSEE-- 0.5%
   Maury Cnty. Ind. Dev. Poll. Ctrl. Rev.,
     Saturn Corp. Prj., Ser. 94
     6.50%**                             09/01/24      1,800         1,888,254
                                                                  ------------
TEXAS-- 20.5%
   Brazos River Auth. Poll. Ctrl. Rev.,
     Texas Util. Elec. Co. Prj., Ser. 95C
     5.55%                               06/01/30      5,000         4,480,200
   Dallas Cnty. Util. & Cap. Apprec. Rev.,
     Ref. Ser. 99A
     6.19%+                              02/15/21     17,225         5,468,765
     6.21%+                              02/15/22     18,405         5,475,488

                                                       PAR
                                         MATURITY     (000)          VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
   Dallas Ind. Dev. Corp. Rev., CR/PL,
     Inc. Prj., Ser. 87
     7.50%                               08/01/17    $ 2,200      $  2,313,256
   Dallas-Fort Worth Intl. Arpt. Fac. Imp.
     Corp. Rev., Ser. 99
     6.38%                               05/01/35      5,000         4,982,450
   Grand Prairie Independent Sch. Dist.
     Conv. Cap. Apprec. Rev., Ref.
     Ser. 00A
     5.80%                               02/15/23      5,000         5,073,750
   Harris Cnty. Hlth. Fac. Dev. Corp.
     Rev., St. Luke's Episcopal Hosp. Prj.,
     Ser. 97A
     3.90%**                             02/15/27      2,695         2,695,000
   Houston Wtr. & Swr. Sys. Jr. Lien
     Rev., Ser. 97C
     5.38%                               12/01/27      5,000         5,042,650
   Matagorda Cnty. Nav. Dist. No. 1
     Rev., Reliant Energy Prj., Ser. 99B
     5.95%                               05/01/30     15,000        14,283,900
   San Antonio Arpt. Rev., Ser. 91
     7.13%                               07/01/07      2,000         2,185,020
     7.13%                               07/01/08      2,645         2,881,278
   Spring Branch Sch. Dist. G.O., Ser. 95
     5.95%                               02/01/12      2,245         2,371,775
   Texas Wtr. Dev. Rev., St. Revolving
     Fd. Prj., Ser. 92
     6.20%                               07/15/05        680           715,673
   Texas Wtr. Fin. Assist. G.O., Ref.
     Ser. 00
     5.75%                               08/01/22      3,445         3,627,551
   Travis Cnty. Hlth. Fac. Dev. Corp. Rev.,
     Ascension Hlth. Credit Prj., Ser. 99A
     5.88%                               11/15/24     10,000        10,451,100
   Univ. of Texas Rev., Prerefunded
     Ser. 91A
     7.00%                               08/15/01        160           165,422
   Univ. of Texas Rev., Unrefunded
     Ser. 91A
     7.00%                               08/15/07        340           350,594
                                                                  ------------
                                                                    72,563,872
                                                                  ------------
UTAH-- 0.1%
   Jordan Sch. Dist. G.O., Ser. 93
     6.05%                               06/15/03        340           356,544
   Salt Lake City Hosp. Rev., Ser. 88A
     8.13%                               05/15/15        100           129,684
                                                                  ------------
                                                                       486,228
                                                                  ------------
VERMONT-- 0.3%
   Vermont St. G.O., Ser. 94A
     6.00%                               01/15/03      1,000         1,044,320
                                                                  ------------
VIRGINIA-- 1.4%
   Hampton G.O., Prerefunded Ser. 95
     6.00%                               01/15/05        400           440,616
   Pocahontas Pkwy. Toll Rd. Rev.,
     Ser. 98B
     5.85%+                              08/15/23     15,300         3,284,298
   Virginia Hsg. Dev. Auth. Rev.,
     Multi-Family Prj., Ser. 95C
     6.70%                               11/01/15      1,000         1,072,470
                                                                  ------------
                                                                     4,797,384
                                                                  ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
WASHINGTON-- 7.0%
   King Cnty. G.O., Sch. Dist. No. 414
     Lake Washington Prj., Ser. 00
     5.75%                               12/01/14    $   500      $    541,155
   Pierce Cnty. G.O., Sch. Dist. No. 416
     White River Prj., Ser. 00
     6.00%                               12/01/13      5,345         5,944,923
   Washington St. G.O., Ser. 00B
     6.00%                               01/01/25     14,000        15,062,460
   Washington St. Pub. Pwr. Sply. Sys.
     Rev., Nuclear Prj. No. 3, Ser. 96A
     6.00%                               07/01/06      3,000         3,294,360
                                                                  ------------
                                                                    24,842,898
                                                                  ------------
WISCONSIN-- 0.5%
   Milwaukee Met. Swr. Dist. G.O.,
     Ser. 92A
     6.13%                               10/01/03        250           266,143
   Wisconsin St. Trans. Rev., Unrefunded
     Ser. 92A
     5.50%                               07/01/05      1,505         1,535,837
                                                                  ------------
                                                                     1,801,980
                                                                  ------------
TOTAL MUNICIPAL BONDS
  (Cost $325,356,399)                                              335,391,034
                                                                  -------------
CUMULATIVE PREFERRED STOCK-- 4.7%
   Charter Mac Equity Issue Tr. 144A
     6.63%                               06/30/09      3,000         3,064,980
     7.60%                               11/30/10      9,000         9,548,190
   MuniMae TE Bond Subs., LLC 144A
     6.88%                               06/30/09      4,000         4,122,240
                                                                  ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $15,982,950)                                                16,735,410
                                                                  -------------

                                                     SHARES
                                                     -------
SHORT TERM INVESTMENTS -- 0.3%
   Smith Barney Tax-Free Money
     Market Fund
     (Cost $999,183)                                 999,183           999,183
                                                                  -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $342,338,532*)                                 99.8%       353,125,627

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                           0.2%           803,034
                                                     -------      ------------
NET ASSETS (Applicable to 29,563,908
  Institutional shares, 442,728 Service
  shares, 849,318 Investor A shares, 355,812
  Investor B shares and 224,541 Investor C
  shares outstanding)                                 100.0%      $353,928,661
                                                      ======      ============

                                                                     VALUE
                                                                  ------------

NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($347,395,943 / 30,855,954)                                           $11.26
                                                                        ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                     $11.26
                                                                        ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($11.26 / 0.960)                                                      $11.73
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($4,005,272 / 355,812)                                                $11.26
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($2,527,446 / 224,541)                                                $11.26
                                                                        ======

--------------------------------------------------------------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                $15,403,567
      Gross unrealized depreciation                                 (4,616,472)
                                                                   -----------
                                                                   $10,787,095
                                                                   ===========
** Rates shown are the rates as of March 31, 2001.
 + The rate shown is the effective yield on the zero coupon bonds.
++ Securities pledged as collateral with a value of $1,622,555 on 65 long U.S.
   Treasury Bonds futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $6,772,188, thereby resulting in an unrealized gain of $8,125.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS-- 91.7%
PENNSYLVANIA-- 90.1%
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Hlth. Ctr. Univ. of Pittsburgh Med.
     Ctr. Prj. Ser. 97B
     6.00%                               07/01/25    $ 7,000      $  7,849,240
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Mercy Hosp. of Pittsburgh Prj.,
     Ser. 91
     6.75%                               04/01/01      1,000         1,020,000
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Prerefunded Ser. 95A
     6.00%                               09/01/07      5,000         5,509,950
     6.20%                               09/01/07      1,000         1,110,020
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Univ. of Pittsburgh Med. Ctr. Prj.,
     Ser. 95
     5.35%                               12/01/17     10,000        10,161,500
   Allegheny Cnty. Res. Fin. Auth. Mtg.
     Rev., Sgl. Fam. Mtg. Prj., Ser. 94Y
     6.25%                               05/01/17        190           199,713
   Allentown Pkg. Auth. Pkg. Gtd. Rev.,
     Ser. 91
     6.63%                               11/15/01        750           766,155
   Armstrong Cnty. Hosp. Auth. Hlth. Ctr.
     Rev., Canterbury Pl. Prj., Ser. 91
     6.50%                               12/01/01        650           664,469
   Armstrong Cnty. Hosp. Auth. Rev.,
     St. Francis Med. Ctr. Prj., Ser. 92A
     6.10%                               06/01/02      1,000         1,030,360
   Baldwin & Whitehall Sch. Dist. Rev.,
     Ser. 92A
     6.60%                               08/15/02      1,000         1,044,830
   Bangor Area Sch. Dist. G.O., Ser. 94
     6.30%                               03/01/04      1,655         1,673,519
   Beaver Cnty. Hosp. Auth. Rev., Med.
     Ctr. Beaver Pennsylvania, Inc. Prj.,
     Prerefunded Ser. 92A
     6.25%                               07/01/02      1,000         1,055,880
     6.60%                               07/01/04      2,000         2,120,200
   Beaver Cnty. Hosp. Auth. Rev.,
     Ser. 96A
     5.80%                               10/01/06      5,830         6,415,157
   Bensalem Twp. Wtr. & Swr. Auth.
     Rev., Ser. 93A
     6.50%                               12/01/14      1,000         1,027,150
   Berks Cnty. G.O., Ser. 92
     6.30%                               11/10/20      2,000         2,091,160
   Berks Cnty. Unltd. Tax G.O., Ser. 98
     5.38%                               11/15/28      6,685         6,761,543
   Bethlehem Wtr. Auth. Rev.,
     Prerefunded Ser. 92
     6.25%                               11/15/01        750           764,452
     6.35%++                             11/15/01      1,000         1,019,880
   Bethlehem Wtr. Auth. Rev.,
     Prerefunded Ser. 92A
     6.10%                               11/15/02        500           522,530
   Bradford Area Sch. Dist. G.O., Ser. 95
     5.80%                               10/01/05      1,465         1,594,403
   Bristol Twp. Swr. Auth. Rev., Ser. 84
     10.00%                              04/01/02        440           460,979
   Bucks Cnty. Cmnty. Coll. Bldg. Auth.
     Coll. Rev., Prerefunded Ser. 92
     6.20%                               06/15/02      1,000         1,034,190
   Bucks Cnty. Unltd. Tax G.O., Ser. 95
     5.88%                               05/01/05      1,575         1,703,425

                                                       PAR
                                         MATURITY     (000)          VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Cambria & Blair Cntys. Rev., Bldg.
     Auth. Prj., Prerefunded Ser. 77
     6.38%                               02/01/04    $ 1,205      $  1,296,339
   Cambria Twp. Wtr. Auth. Ind. Rev.,
     Ser. 93A
     6.00%                               12/01/02      1,000         1,002,200
   Central Bucks Sch. Dist. G.O.,
     Ser. 94A
     6.45%                               11/15/04      1,000         1,096,430
   Central Bucks Sch. Dist. Unltd. Tax
     G.O., Ser. 94A
     6.70%                               11/15/09        500           552,420
   Central Dauphin Sch. Dist. G.O.,
     Ser. 91
     6.00%                               06/01/01      1,500         1,506,300
   Chester Cnty. Unltd. Tax G.O.,
     Prerefunded Ser. 91
     7.00%                               08/01/01        750           760,447
   Chester Cnty. Unltd. Tax G.O.,
     Ser. 91
     6.60%                               12/15/03      1,000         1,011,320
     6.70%                               12/15/04        385           389,312
   Conestoga Vy. Sch. Dist. G.O.,
     Prerefunded Ser. 91B
     7.00%                               05/01/01        750           752,167
     7.10%                               05/01/01        750           752,220
   Council Rock Sch. Dist. Rev., Ser. 78
     6.63%                               09/01/01      1,325         1,343,735
   Crawford Central Sch. Dist. G.O.,
     Prerefunded Ser. 95
     7.00%                               02/15/05      1,765         1,971,470
   Crawford Central Sch. Dist. Unltd.
     Tax G.O., Ser. 95
     5.75%                               02/15/05      1,585         1,703,859
   Dauphin Cnty. Gen. Auth. Hlth. Sys.
     Rev., Pinnacle Hlth. Sys. Prj.,
     Ser. 97
     5.50%                               05/15/17      3,500         3,612,980
   Dauphin Cnty. Gen. Auth. Hosp. Rev.,
     Hapsco Western Pennsylvania
     Hosp. Prj., Ser. 92
     6.25%                               07/01/16      1,000         1,138,440
   Dauphin Cnty. Gen. Auth. Rev.,
     Harrisburg Intl. Arpt. Prj.,
     Prerefunded Ser. 91
     7.13%                               06/01/01        750           754,012
   Dauphin Cnty. Gen. Auth. Rev.,
     Hotel & Conf. Ctr. Hyatt Regency
     Prj., Ser. 98
     6.20%                               01/01/19     11,975        11,042,746
     6.20%                               01/01/29      8,600         7,694,592
   Dauphin Cnty. Gen. Auth. Rev., Sch.
     Dist. Pooled Fin. Prj., Ser. 86
     5.50%                               06/01/07        550           590,573
     6.85%                               06/01/09      2,300         2,376,038
   Dauphin Cnty. Gen. Auth. Rev.,
     Ser. 86
     6.75%**                             06/01/05      1,325         1,370,381
     6.80%**                             06/01/07      1,000         1,033,420
     5.60%**                             06/02/08        525           568,669
     5.70%**                             06/01/09        660           717,763
     6.80%**                             06/01/26      1,305         1,349,827
   Deer Lakes Sch. Dist. Unltd. Tax G.O.,
     Ser. 95
     6.35%                               01/15/14      1,000         1,155,010
     6.45%                               01/15/19      1,300         1,504,867

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Delaware Cnty. Auth. Coll. Rev.,
     Haverford Coll. Prj., Ser. 00
     5.75%                               11/15/25    $ 6,795      $  7,216,154
   Delaware Cnty. Auth. Hosp. Rev.,
     Ser. 95
     5.50%                               08/15/15      6,480         6,711,466
   Delaware Cnty. Auth. Rev., Mercy Hlth.
     Corp. Prj., Ser. 96
     5.75%                               12/15/20      3,735         3,980,576
   Delaware Cnty. Ind. Dev. Auth. Rev.,
     Ser. 99
     6.00%                               06/01/29      3,400         3,626,542
   Delaware Cnty. Ind. Dev. Auth. Rev.,
     Wtr. Co. Fac. Philadelphia Suburban
     Wtr. Prj., Ser. 92
     6.50%                               06/01/10      1,000         1,050,220
   Delaware Cnty. Mem. Hosp. Auth. Rev.,
     Ser. 95
     5.50%                               08/15/19      3,000         3,065,940
   Delaware Cnty. Rev., Prerefunded
     Ser. 95
     5.50%                               10/01/05      1,075         1,154,399
   Delaware River Port Auth. Pennsylvania
     & New Jersey Rev., Port Dist. Prj.,
     Ser. 99B
     5.70%                               01/01/22      9,600        10,049,568
   Delaware River Port Auth. Pennsylvania
     & New Jersey Rev., Ser. 99
     5.75%                               01/01/16      8,000         8,613,680
    12.44%**                             01/01/22     10,000        12,831,200
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     Rev., Ser. 96A
     5.90%                               04/15/16      2,540         2,690,241
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     Rev., Ser. 97B
     5.60%                               07/01/17      2,000         2,174,160
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     Rev., Ser. 98A
     5.50%                               08/01/28     33,050        35,187,674
   Derry Area Sch. Dist. G.O., Ser. 92A
     6.60%                               09/01/10        750           779,235
   Dover Area Sch. Dist. G.O.,
     Prerefunded Ser. 96
     5.75%                               04/01/06      2,445         2,664,561
   Downingtown G.O., Prerefunded
     Ser. 91
     6.70%                               01/15/02        750           770,557
   East Whiteland-Tredyffrin Joint Trans.
     Auth. Rev., Hwy. Imp. Prj., Ser. 94
     6.30%                               01/01/16        775           798,041
   Ephrata Sch. Dist. G.O., Prerefunded
     Ser. 91A
     6.80%                               04/15/01        750           750,840
   Erie Cnty. Prison Auth. Lease Rev.,
     Prerefunded Ser. 91
     6.25%                               11/01/01      3,225         3,283,276
     6.45%                               11/01/01      1,000         1,019,200
   Fairview Sch. Dist. G.O., Prerefunded
     Ser. 95
     6.00%                               02/15/05      1,000         1,083,920
   Forest Hills G.O., Ser. 92
     6.45%                               05/01/09        750           769,837
   Fox Chapel Area Sch. Dist. G.O.,
     Prerefunded Ser. 92A
     6.30%                               02/15/02      2,000         2,053,500

                                                       PAR
                                         MATURITY     (000)          VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Governor Mifflin Sch. Dist. G.O.,
     Prerefunded Ser. 92
     6.30%                               02/01/02    $ 1,000      $  1,025,730
   Greater Johnstown Wtr. Auth. Rev.,
     Ser. 92
     6.10%                               01/01/04        685           708,865
   Greene Cnty. Gen. Fac. Auth. Rev.,
     Prerefunded Ser. 91A
     7.00%                               07/01/01      3,325         3,421,658
   Greensburg Salem Sch. Dist. G.O.,
     Ser. 92
     6.45%++                             09/15/18      1,000         1,030,820
   Harrisburg Auth. Wtr. Rev.,
     Prerefunded Ser. 91
     7.00%                               07/15/01      1,000         1,010,860
   Harrisburg Auth. Wtr. Rev., Ser. 92
     6.55%                               08/15/02      1,600         1,670,672
   Hatboro Sch. Dist. G.O., Ser. 91A
     6.65%                               04/01/07      1,000         1,000,000
     6.70%                               04/01/08      1,000         1,000,000
   Hempfield Sch. Dist. Rev., Ser. 91
     6.00%                               09/15/01        650           650,052
   Hempfield Twp. Mun. Auth. Gtd. Swr.
     Rev., Westmoreland Cnty. Prj.,
     Prerefunded Ser. 92
     6.50%                               09/01/02      1,000         1,044,910
   Indiana Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., New York St. Elec. & Gas
     Corp. Prj., Ser. 95A
     6.00%                               06/01/06      1,000         1,101,620
   Jeannette Sch. Dist. G.O.,
     Prerefunded Ser. 91
     6.65%                               06/15/01        750           755,205
   Jefferson Cnty. Mun. Auth. Rev., Ser. 92
     6.50%                               06/01/06      1,515         1,584,766
   Lancaster Cnty. Hosp. Auth. Rev., Hlth.
     Ctr. Masonic Homes Prj., Ser. 94
     5.30%                               11/15/08        500           508,705
   Lancaster Swr. Auth. Sply. S.O. Rev.,
     Ser. 98
     5.25%                               04/01/21      8,480         8,524,266
   Langhorne Manor Boro Hgr. Ed. &
     Hlth. Auth. Rev., Prerefunded
     Ser. 94
     6.90%                               11/15/04      1,000         1,113,350
   Langhorne Manor Boro Hgr. Ed. &
     Hlth. Auth. Rev., Ser. 92
     6.15%                               11/15/02        510           532,639
     6.30%                               11/15/03        740           773,626
     6.50%                               11/15/14      1,500         1,556,295
   Lebanon Cnty. Hosp. Auth. Rev., Good
     Samaritan Hosp. Prj., Ser. 93
     5.55%                               11/15/04        355           357,861
     5.65%                               11/15/05        760           765,768
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     5.70%                               11/01/09      3,000         3,168,420
     6.00%                               11/01/18      2,000         2,039,260
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Ser. 90A
     7.00%                               07/01/08      1,500         1,528,350
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     St. Lukes Hosp., Bethlehem Prj.,
     Ser. 93
     6.00%                               11/15/02      1,750         1,820,787

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Ligonier Vy. Sch. Dist. Unltd. Tax G.O.,
     Prerefunded Ser. 94
     5.65%                               03/01/04    $ 2,000      $  2,116,140
   Lower Providence Twp. Swr. Auth.
     Rev., Prerefunded Ser. 92
     6.63%                               05/01/02      1,000         1,036,310
   Luzerne Cnty. Flood Prot. Auth. Gtd.
     Rev., Ser. 96
     5.60%                               07/15/06      4,720         5,132,150
   Lycoming Cnty. Auth. Hosp. Rev., Divine
     Providence Hosp. Prj., Ser. 95
     5.38%                               11/15/10      6,480         6,872,105
   Lycoming Cnty. G.O., Prerefunded
     Ser. 91A
     6.85%                               08/15/01      1,000         1,013,570
   McKeesport Area Sch. Dist. G.O.,
     Ser. 96A
     5.75%                               10/01/06      1,750         1,921,343
   Media Boro Gtd. Wtr. Rev., Ser. 92
     6.55%                               01/01/17        500           517,475
   Methacton Sch. Dist. Auth. Rev.,
     Ser. 78
     6.50%                               10/01/06        475           537,776
   Middletown Twp. Swr. Auth. Rev.,
     Prerefunded Ser. 68
     5.63%                               05/01/01         10            10,018
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Coll. Rev., Beaver Coll. Prj.,
     Ser. 96
     5.75%                               04/01/12      1,690         1,823,983
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Hosp. Rev., Kiddler
     Mld-Abington Mem. Hosp. Prj.,
     Ser. 91A
     6.66%**                             07/05/11      2,400         2,463,720
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., Holy Redeemer Hosp.
     Prj., Ser. 97A
     5.25%                               10/01/27      9,000         8,948,970
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., Pottstown Hlth. Care
     Corp. Prj., Ser. 98
     5.00%                               01/01/16      6,235         6,244,041
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., St. Josephs Univ. Prj.,
     Ser. 92
     6.50%                               12/15/12        750           794,693
   Montgomery Cnty. Hosp. Auth. Rev.,
     Suburban Gen. Hosp. Prj., Ser. 76
     7.75%                               05/01/02         30            31,055
   Montgomery Cnty. Ind. Dev. Auth. Rev.,
     Poll. Ctrl. Prj., Ser. 91B
     6.70%                               12/01/21      1,000         1,036,920
   North Huntingdon Twp. G.O., Ser. 91
     6.65%                               04/01/04      1,635         1,635,000
   Northampton Cnty. Hgr. Ed. Auth. Rev.,
     Lehigh Univ. Prj., Prerefunded
     Ser. 91
     7.00%                               10/15/01      4,000         4,161,200
   Northampton Cnty. Hgr. Ed. Auth. Rev.,
     Moravian Coll. Prj., Ser. 94
     6.10%                               07/01/12      1,950         2,060,351
   Northampton Cnty. Hosp. Auth. Rev.,
     Easton Hosp. Prj., Ser. 88
     7.70%                               01/01/04        640           642,048

                                                       PAR
                                         MATURITY     (000)          VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Northeast Sch. Dist. G.O., Ser. 98
     5.20%                               09/01/23    $ 2,000      $  2,006,000
   Northeastern Hosp. & Ed. Auth. Rev.,
     Luzerne Cnty. Coll. Prj., Ser. 97
     5.15%                               08/15/16      3,245         3,292,247
   Northeastern Hosp. & Ed. Auth. Rev.,
     Wyoming Vy. Hlth. Care Prj.,
     Ser. 94A
     6.50%                               01/01/07      1,000         1,101,040
   Northgate Sch. Auth. Bldg. Rev.,
     Ser. 78
     6.38%                               02/15/07        825           931,524
   Northumberland Cnty. Auth. Gtd.
     Lease Rev., Prerefunded Ser. 91
     6.25%                               10/15/01      4,000         4,066,800
     6.60%                               10/15/01      1,250         1,273,163
     7.75%                               10/15/01      2,110         2,161,758
   Northumberland Cnty. Auth. Gtd.
     Lease Rev., Ser. 92
     6.70%                               08/15/02      1,000         1,046,160
   Parkland Sch. Dist. Rev., Ser. 96
     5.75%                               09/01/14      2,910         3,061,931
   Penn Hills G.O., Ser. 93
     5.88%                               12/01/02      2,000         2,085,320
   Pennsbury Sch. Dist. Unltd. Tax G.O.,
     Prerefunded Ser. 94
     6.65%                               08/15/04        685           752,192
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 94A
     6.60%                               09/01/09     12,465        13,747,399
   Pennsylvania Econ. Dev. Fin. Auth.
     Sch. Rev., Baldwin Sch. Prj.,
     Ser. 94A
     6.35%                               04/01/04        390           411,548
   Pennsylvania Econ. Dev. Fin. Auth.
     Solid Waste Disp. Rev., Ser. 99
     6.00%                               06/01/31     22,125        14,635,909
   Pennsylvania Fin. Auth. Rev., Mun.
     Cap. Imp. Prj., Ser. 93
     6.60%                               11/01/09     20,805        22,310,658
   Pennsylvania G.O., Ser. 94
     5.50%                               06/15/08      1,000         1,056,510
   Pennsylvania Hgr. Ed. Assistance
     Agcy. Rev., Cap. Acquisition Prj.,
     Ser. 00
     5.88%                               12/15/25     16,400        17,555,872
   Pennsylvania Hgr. Ed. Assistance
     Agcy. Stud. Ln. Rev., Ser. 84A
     7.44%                               03/01/20      8,250         8,906,040
     8.39%**                             03/01/22      5,000         5,547,150
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Duquesne Univ. Prj., Ser. 91C
     6.75%                               04/01/20      1,000         1,000,000
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Philadelphia Coll. Osteopathic Prj.,
     Ser. 93
     5.35%                               12/01/10      3,735         3,907,669
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Univ. of Pennsylvania Prj., Ser. 98
     5.75%                               01/01/22     13,165        12,991,090
   Pennsylvania Hsg. Fin. Agcy. AMT Sgl.
     Fam. Mtg. Rev., Ref. Ser. 99-66A
     5.65%                               04/01/29     10,000        10,150,300

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Hsg. Fin. Agcy. AMT Sgl.
     Fam. Mtg. Rev., Ser. 97-56A
     6.05%                               10/01/16    $ 2,500      $  2,609,275
     6.15%                               10/01/27      5,000         5,165,450
   Pennsylvania Hsg. Fin. Agcy.
     Multi-family FHA Ins. Rev., Ref.
     Ser. 92
     8.10%                               07/01/13      2,000         2,093,340
   Pennsylvania Hsg. Fin. Agcy. Res.
     Rev., Sect. 8 Prj., Ref. Ser. 91A
     7.60%                               07/01/13      1,000         1,032,550
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 92
     6.40%                               07/01/12      1,500         1,556,925
     6.50%                               07/01/23      4,850         5,008,838
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 98
     5.50%+                              04/01/30     13,300         2,443,462
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 99
     5.85%                               10/01/18      1,000         1,030,850
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 91
     6.95%                               10/01/05        250           258,033
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 94A
     6.60%                               04/01/17      1,000         1,050,920
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 94B
     6.88%                               10/01/24      1,500         1,575,315
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool,
     Prerefunded Ser. 90B
     6.80%                               09/01/02      3,985         4,253,629
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool, Ser. 94
     6.00%                               09/01/06      1,930         2,134,754
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj.,
     Prerefunded Ser. 92
     6.80%                               06/15/02      5,505         5,734,944
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj.,
     Prerefunded Ser. 93
     5.88%                               06/15/03      5,000         5,261,750
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 94
     7.00%                               06/15/04        500           551,985
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 96
     5.60%                               06/15/12      1,000         1,052,290
     5.50%                               06/15/16      5,000         5,154,300
     5.50%                               06/15/20      5,500         5,624,080
   Pennsylvania St. Fin. Auth. Cmnty.
     Coll. Rev., Beaver Cnty Coll. Prj.,
     Prerefunded Ser. 94A
     5.88%                               12/01/04        825           890,810

                                                       PAR
                                         MATURITY     (000)          VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Bryn Mawr Coll.
     Prj., Ser. 95
     6.00%                               12/01/15    $ 1,200      $  1,294,836
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Lafayette Coll.
     Prj., Ser. 00
     6.00%                               05/01/30        155           167,011
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Philadelphia
     Coll. of Textiles & Sciences Prj.,
     Prerefunded Ser. 91
     7.00%                               10/01/01      1,385         1,411,495
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Prerefunded
     Ser. 91E
     6.90%                               06/15/01      1,000         1,007,420
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Ser. 93I
     7.50%                               06/15/01      1,670         1,683,527
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Ser. 97G
     5.13%                               06/15/24     10,355        10,305,503
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Trustees Univ.
     Prj., Ser. 98
     5.50%                               07/15/38     17,500        17,834,600
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Hlth. Svcs. Rev., Univ. of
     Pennsylvania Hlth. Svcs. Prj.,
     Ser. 96A
     5.75%                               01/01/17     17,250        17,315,205
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Hlth. Svcs. Rev., Univ. of
     Pennsylvania Hlth. Svcs. Prj.,
     Ser. 98A
     5.38%                               01/01/15      5,200         5,351,840
   Pennsylvania St. Ind. Dev. Auth. Rev.,
     Econ. Dev. Prj., Ser. 94
     7.00%                               01/01/06      1,000         1,134,790
     6.00%                               01/01/12      4,000         4,257,840
   Pennsylvania St. Infra. Investment
     Auth. Rev., Ser. 90
     6.45%                               09/01/04      1,600         1,694,496
   Pennsylvania St. Pub. Sch. Bldg.
     Auth. Rev., Mid Vy. Sch. Dist. Prj.,
     Ser. 92D
     6.25%                               01/01/07        500           525,735
   Pennsylvania St. Third G.O.,
     Prerefunded Ser. 91A
     6.50%                               11/15/01      4,750         4,918,673
   Pennsylvania St. Tpke. Comm. Rev.,
     Prerefunded Ser. 86J
     7.20%                               12/01/01      2,275         2,380,537
   Pennsylvania St. Tpke. Comm. Rev.,
     Prerefunded Ser. 94A
     5.88%                               12/01/04        500           548,680
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 91L
     6.50%                               06/01/04      1,445         1,480,504
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 92P
     5.80%                               12/01/06      1,500         1,579,365
     6.00%                               12/01/09        500           526,300

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania St. Univ. Rev.,
     Prerefunded Ser. 91
     6.75%                               07/01/01    $ 1,000      $  1,028,480
     7.00%                               07/01/01      1,950         2,006,687
   Pennsylvania Trafford Dist. G.O.,
     Prerefunded Ser. 94
     5.85%                               05/01/04      1,000         1,067,010
   Pennsylvania Unltd. Tax G.O.,
     Prerefunded Ser. 91A
     6.50%                               11/01/01        250           258,558
   Philadelphia Gas Works Rev., Ser. 93
     5.50%                               07/01/04      5,000         5,278,500
   Philadelphia Gas Works Rev., Ser. 94
     5.25%                               08/01/24      2,900         2,907,772
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Children's Hosp.
     of Philadelphia Prj., Ser. 93
     5.00%                               02/15/21      2,250         2,183,693
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Children's
     Seashore House Prj., Ser. 92A
     7.00%                               08/15/03        775           809,798
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Children's
     Seashore House Prj., Ser. 92B
     7.00%                               08/15/12      1,575         1,637,701
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Frankford Hosp.
     Prj., Ser. 93A
     6.00%                               06/01/14        500           531,350
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Frankford Hosp.
     Prj., Ser. 95
     5.50%                               01/01/07      1,235         1,318,214
     5.60%                               01/01/08      1,245         1,330,930
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Magee Rehab.
     Hosp. Prj., Ser. 91
     7.00%                               12/01/05      1,000         1,022,390
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Nazareth Hosp.
     Franciscan Prj., Ser. 96B
     5.00%                               07/01/10      4,590         4,790,721
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Presbyterian
     Med. Ctr. Prj., Ser. 93
     6.10%                               12/01/03      1,000         1,068,550
   Philadelphia Ind. Dev. Auth. Rev.,
     American Coll. of Physicians Prj.,
     Ser. 00
     5.50%                               06/15/20      6,370         6,578,299
     5.50%                               06/15/25      8,315         8,549,899
   Philadelphia Ind. Dev. Auth. Rev.,
     Girard Estate Coal Mining Prj.,
     Ser. 96
     5.38%                               11/15/12      3,945         4,142,289
     5.50%                               11/15/16      1,650         1,720,158
   Philadelphia Ind. Dev. Auth. Rev., Inst.
     Cancer Research Prj., Ser. 90B
     7.25%                               07/01/03      2,015         2,054,272
   Philadelphia Ind. Dev. Auth. Rev., Nat.
     Bd. of Med. Examiners Prj.,
     Prerefunded Ser. 92
     6.75%                               05/01/02        500           528,480

                                                       PAR
                                         MATURITY     (000)          VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Ind. Dev. Auth. Rev., PGH
     Dev. Corp. Prj., Ser. 93
     5.50%                               07/01/10    $ 1,035      $  1,068,834
   Philadelphia Mun. Auth. Rev., Justice
     Lease Prj., Prerefunded Ser. 91B
     7.10%                               11/15/01      1,200         1,252,836
     7.13%                               11/15/01      1,055         1,101,610
   Philadelphia Mun. Auth. Rev., Ref.
     Ser. 93D
     6.13%                               07/15/08      2,650         2,837,885
   Philadelphia Mun. Auth. Rev., Ser. 93A
     5.20%                               11/15/04      4,000         4,214,920
     5.63%                               11/15/14      2,600         2,693,132
   Philadelphia Pk. Auth. Rev., Arpt. Pk.
     Prj., Ser. 99
     5.63%                               09/01/18      4,430         4,632,318
   Philadelphia Pk. Auth. Rev., Ser. 97
     5.40%                               09/01/15      5,900         6,139,894
   Philadelphia Pk. Auth. Rev., Ser. 99
     5.63%                               09/01/13      1,390         1,493,819
     5.63%                               09/01/17      4,495         4,718,536
   Philadelphia Regl. Port Auth. Lease
     Rev., Ser. 93
     6.20%                               09/01/20      2,000         2,089,820
   Philadelphia Sch. Dist. G.O.,
     Prerefunded Ser. 94A
     5.80%                               07/01/04      1,910         2,058,636
     5.85%                               07/01/04      1,710         1,849,485
   Philadelphia Sch. Dist. G.O.,
     Prerefunded Ser. 95B
     5.50%                               09/01/05      2,500         2,729,300
   Philadelphia Sch. Dist. G.O., Ser. 95A
     6.25%                               09/01/04      5,985         6,489,236
   Philadelphia Sch. Dist. G.O., Ser. 95B
     5.50%                               09/01/18      4,890         5,034,548
   Philadelphia Sch. Dist. G.O., Ser. 00A
     5.75%                               02/01/12      7,715         8,518,594
     5.75%                               02/01/13      2,500         2,745,775
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Prerefunded Ser. 91B
     7.00%                               07/01/01      1,720         1,753,144
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Prerefunded Ser. 92A
     6.40%                               05/15/02      2,000         2,078,820
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Prerefunded Ser. 95B
     5.50%                               09/01/05      2,000         2,183,440
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Ser. 95A
     6.25%                               09/01/06      2,255         2,521,541
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Ser. 99C
     5.75%                               03/01/29     11,000        11,610,940
   Philadelphia Unltd. Tax G.O.,
     Prerefunded Ser. 94B
     5.90%                               11/15/04      1,620         1,777,675
   Philadelphia Unltd. Tax G.O., Ser. 93A
     5.25%                               05/15/04        300           314,445
   Philadelphia Unltd. Tax G.O.,
     Unrefunded, Ser. 94
     5.90%                               11/15/09        980         1,054,882
   Philadelphia Wtr. & Swr. Rev., Ser. 92
     7.35%                               09/01/04      7,325         7,915,981

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 93
     5.50%                               06/15/07    $ 6,780      $  7,348,367
     5.00%                               06/15/16      2,850         2,856,840
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 97A
     5.00%                               08/01/22     15,155        14,861,751
     5.13%                               08/01/27     20,645        20,393,544
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Unrefunded Ser. 93
     5.75%                               06/15/13      3,165         3,317,679
   Pittsburgh & Allegheny Cnty. Rev.,
     Ser. 91B
     6.00%                               07/15/01        500           504,045
   Pittsburgh Pub. Pk. Auth. Rev., Ser 92A
     5.88%                               12/01/12      1,500         1,569,480
   Pittsburgh Sch. Dist. G.O., Ser 97
     5.50%                               09/01/09      4,500         4,738,545
   Pittsburgh Unltd. Tax G.O., Ser. 96A
     6.00%                               03/01/05      8,225         8,901,013
   Pittsburgh Wtr. & Swr. Rev.,
     Prerefunded Ser. 91A
     6.60%                               09/01/01      1,100         1,137,400
   Pittsburgh Wtr. & Swr. Rev., Ser. 98A
     5.00%                               09/01/21      3,000         2,947,140
   Pleasant Vy. Sch. Dist. G.O., Ser. 95
     5.60%                               11/15/14      1,385         1,436,093
   Pottstown Borough Auth. Swr. Rev.,
     Ser. 96
     5.50%                               11/01/16      1,360         1,404,690
   Punxsutawney Area Sch. Dist. G.O.,
     Prerefunded Ser. 95
     5.80%                               04/15/05      1,000         1,079,890
   Reading G.O., Prerefunded Ser. 92
     6.50%                               11/15/02      1,000         1,051,300
   Ringgold Sch. Dist. Rev., Prerefunded
     Ser. 95
     6.20%                               02/01/05        500           545,105
   Riverside Beaver Cnty. Sch. Dist. Rev.,
     Prerefunded Ser. 96
     5.50%                               02/15/06      3,725         4,010,484
   Riverside Sch. Dist. Unltd. Tax G.O.,
     Ser. 00
     5.50%                               10/15/25      3,300         3,398,604
   Rose Tree Media Sch. Dist. G.O.,
     Prerefunded Ser. 92A
     6.55%                               09/15/01        945           959,553
   Sayre Hlth. Care Fac. Auth. Rev.,
     Guthrie Prj., Ser. 91A
     7.10%                               03/01/17      3,000         3,097,470
   Sayre Hlth. Care Fac. Auth. Rev.,
     Tioga Nursing Fac. Prj., Ser. 89A
     7.25%                               10/01/10      1,500         1,519,050
   Sayre Hlth. Care Fac. Auth. Rev.,
     VHA Cap. Fin. Prj., Ser. 85
     7.15%                               12/01/10      1,400         1,449,322
   Sayre Hlth. Care Fac. Auth. Rev.,
     VHA Cap. Fin. Prj., Ser. 85H-2
     7.63%                               12/01/15        750           769,268
   Schuylkill Redev. Auth. Comm. Rev.,
     Prerefunded Ser. 91A
     7.13%                               06/01/01      2,000         2,052,420
   Scranton Lackawanna Hlth. & Welfare
     Auth. Rev., Hosp. Cmnty. Med. Ctr.
     Prj., Ref. Ser. 98A
     5.25%                               07/01/04      2,215         2,318,839

                                                       PAR
                                         MATURITY     (000)          VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Solanco Sch. Dist. G.O., Ser. 94
     6.30%                               02/15/04    $   500      $    537,385
   Somerset Cnty. Gen. Auth. Comm.
     Rev., Prerefunded Ser. 91
     6.25%                               10/15/01      1,750         1,779,225
     6.70%                               10/15/01      1,500         1,528,575
   South Fork Mun. Auth. Hosp. Rev.,
     Good Samaritan Med. Ctr. Prj.,
     Ser. 96B
     5.38%                               07/01/16      4,000         4,097,200
   Southeastern Pennsylvania Trans.
     Auth. Rev., Prerefunded Ser. 95
     5.88%                               03/01/05      1,285         1,383,570
   Southeastern Pennsylvania Trans.
     Auth. Rev., Ser. 94
     6.00%                               06/01/01      2,000         2,008,240
     6.10%                               06/01/02      1,000         1,021,880
   Southeastern Pennsylvania Trans.
     Auth. Rev., Ser. 95
     5.88%                               03/01/05      1,230         1,339,470
   Southeastern Pennsylvania Trans.
     Auth. Rev., Ser. 97
     5.55%                               03/01/13      3,500         3,720,570
     5.38%                               03/01/17      6,270         6,438,224
   Springford Sch. Dist. G.O., Ser. 97
     5.15%                               02/01/18     10,010        10,079,369
   State of Pennsylvania Pub. Sch. Bldg.
     Auth. Coll. Rev., Harrisburg Area
     Cmnty. Coll. Prj., Prerefunded
     Ser. 91D
     6.80%                               04/01/02      1,335         1,382,740
   Tarentum Gtd. Elec. Rev., Prerefunded
     Ser. 93
     5.88%                               09/01/03        750           792,908
   Unionville Chadds Ford Sch. Dist.
     G.O., Prerefunded Ser. 91
     6.75%                               06/01/06      1,000         1,004,630
   Unionville Chadds Ford Sch. Dist.
     G.O., Prerefunded Ser. 93
     5.60%                               06/01/03      1,000         1,044,720
   Upper St. Clair Twp. Sch. Bldg. Auth.
     Rev., Ser. 78
     6.50%                               02/15/04        200           206,476
   Warren Cnty. G.O., Ser. 91
     7.15%                               07/01/01      1,200         1,211,640
   Washington Cnty. Auth. Rev., Ser. 99
     6.15%                               12/01/29      8,250         9,643,920
   Washington Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., West Penn Pwr. Co. Prj.,
     Ser. 95G
     6.05%                               04/01/14      2,500         2,682,000
   West Goshen Swr. Auth. Rev., Ser. 91
     7.00%                               09/01/01      1,500         1,523,475
   West Jefferson Hills Sch. Dist. Unltd.
     Tax G.O., Ser. 91A
     6.70%                               08/01/01      1,250         1,264,538
   West Mifflin Sanit. Swr. Mun. Auth.
     Swr. Rev., Prerefunded Ser. 96
     5.70%                               08/01/06      1,445         1,579,053
   West Whiteland Twp. Unltd. Tax G.O.,
     Prerefunded Ser. 92
     6.75%                               12/01/02      1,100         1,161,424
   Westmoreland Cnty. G.O.,
     Prerefunded Ser. 92
     6.55%                               08/01/01        750           758,363

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------    -------      ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Westmoreland Cnty. Ind. Dev. Auth.
     Rev., Westmoreland Hlth. Sys. Prj.,
     Ser 93A
     6.00%                               07/01/11    $   200      $    212,230
   Westmoreland Cnty. Mun. Auth. Rev.,
     Ser. 87K
     2.00%                               07/01/03      1,000           964,140
   Westview Mun. Auth. S.O. Rev.,
     Ser. 85
     9.25%                               11/15/05        750           896,535
   Williamsport Area Sch. Dist. Auth.
     Rev., Ser. 78
     6.00%                               03/01/07        115           123,704
   Wilson Sch. Dist. G.O., Prerefunded
     Ser. 97
     5.50%                               05/15/07      8,015         8,710,782
                                                                  ------------
                                                                   877,034,694
                                                                  ------------
PUERTO RICO-- 1.6%
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00A
     9.35%**                             10/01/16        400           449,768
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00B
     9.85%**                             10/01/17        500           569,940
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00C
     9.85%**                             10/01/18        500           565,660
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00D
     9.85%**                             10/01/19        690           775,905
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00E
     9.85%**                             10/01/20        250           280,275
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00F
     9.35%**                             10/01/24        250           272,640
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 91P
     6.75%                               07/01/03        250           256,925
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 95X
     6.00%                               07/01/12      5,000         5,353,000
   Puerto Rico Mun. Fin. Agy. Rev.,
     Ser. 99
     5.50%                               08/01/18      6,500         6,861,725
                                                                  ------------
                                                                    15,385,838
                                                                  ------------
TOTAL MUNICIPAL BONDS
  (Cost $855,049,283)                                              892,420,532
                                                                  ------------
CUMULATIVE PREFERRED STOCK-- 5.2%
   Charter Mac Equity Issue Tr. 144A
     6.63%                               06/30/09     25,000        25,541,500
     7.60%                               11/30/10     10,000        10,609,100
   MuniMae TE Bond Subs., LLC 144A
     6.88%                               06/30/09      4,000         4,122,240
     7.75%                               11/01/10     10,000        10,596,300
                                                                  ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $48,229,011)                                                50,869,140
                                                                  ------------

                                                    SHARES            VALUE
                                                  ----------      ------------

SHORT TERM INVESTMENTS -- 2.1%
   Smith Barney Tax-Free Money
     Market Fund
   (Cost $20,663,035)                             20,663,035      $ 20,663,035
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $923,941,329*)                                 99.0%       963,952,707

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                           1.0%         9,160,987
                                                     -------      ------------
NET ASSETS (Applicable to 83,313,654 Institutional
  shares, 964,876 Service shares, 3,131,383
  Investor A shares, 2,171,567 Investor B shares
  and 49,893 Investor C shares outstanding)           100.0%      $973,113,694
                                                      =====       ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($904,718,731 / 83,313,654)                                           $10.86
                                                                        ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SERVICE SHARE
  ($10,470,953 / 964,876)                                               $10.85
                                                                        ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($33,987,660 / 3,131,383)                                             $10.85
                                                                        ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.85 / 0.960)                                                      $11.30
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($23,397,170 / 2,171,567)                                             $10.77
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($539,180 / 49,893)                                                   $10.81
                                                                        ======

--------------------------------------------------------------------------------
* Cost for Federal income tax purposes is $924,079,912. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                $49,699,439
      Gross unrealized depreciation                                 (9,826,644)
                                                                   -----------
                                                                   $39,872,795
                                                                   ===========
** Rates  shown  are the  rates as of March 31,  2001.
+  The rate shown is the effective yield on the zero coupon bonds.
++ Securities  pledged as collateral with a value of $1,542,635 on 185 long U.S.
   Treasury Bonds futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $19,274,688, thereby resulting in an unrealized gain of $23,125.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------     ------      ------------

MUNICIPAL BONDS-- 93.2%
NEW JERSEY-- 83.4%
   Atlantic City COP's, Pub. Fac. Lease
     Agreement Prj., Ser. 91
     7.30%                               03/01/04     $1,535      $  1,690,879
   Bergen Cnty. Util. Auth. Rev.,
     Ser. 92A
     6.00%                               06/15/01      1,590         1,598,475
   Brigantine G.O., Ser. 92
     6.25%                               08/01/03        730           765,522
   Camden Cnty. Imp. Auth. Lease Rev.,
     Prerefunded Ser. 92
     6.00%                               12/01/02      1,000         1,054,140
   Cherry Hill Twp. G.O., Prerefunded
     Ser. 92
     6.00%                               06/01/02        350           367,951
   Cherry Hill Twp. G.O., Unrefunded
     Ser. 92
     6.00%                               06/01/06        150           156,655
   Delaware River Port Auth.
     Pennsylvania & New Jersey Rev.,
     Ser. 00
     9.14%**                             01/01/26      5,000         5,896,550
   Dover Twp. G.O., Ser. 92
     6.00%                               10/15/03      1,000         1,060,380
     6.10%                               10/15/04        540           571,563
   Edison Twp. G.O., Ser. 91
     6.50%                               06/01/04        930         1,010,361
   Essex Cnty. Imp. Auth. Lease Rev.,
     Jail & Yth. Hsg. Prj., Prerefunded
     Ser. 94
     6.90%                               12/01/04        500           567,045
   Gloucester Cnty. Srs. Hsg. Dev. Corp.
     Rev., Sect. 8 Colonial Pk. Prj.,
     Ser. 94A
     6.20%                               09/15/11      1,250         1,309,200
   Hamilton Twp. Atlantic City Sch. Dist.
     G.O., Ser. 92
     5.88%                               12/15/07        860           905,580
   Jersey City G.O., Ser. 96A
     6.00%                               10/01/05      1,655         1,811,911
   Knowlton Twp. Bd. of Ed. G.O., Ser. 91
     6.60%                               08/15/11        169           201,688
   Lacey Twp. Wtr. Auth. Rev.,
     Prerefunded Ser. 93
     6.00%                               12/01/03      1,000         1,085,660
   Mercer Cnty. Imp. Auth. Rev., Hamilton
     Bd. of Ed. Prj., Ser. 92
     5.90%                               06/01/03        500           512,015
   Middlesex Cnty. Imp. Auth. Rev.,
     Ser. 96
     5.80%                               09/15/13      1,725         1,847,492
   Monmouth Cnty. Imp. Auth. Corr. Fac.
     Rev., Ser. 91
     6.30%                               08/01/01      1,000         1,030,320
   Morristown Cnty. G.O., Ser. 95
     6.40%                               08/01/14        500           547,240
   New Jersey Econ. Dev. Auth. Lease
     Rev., Ser. 00
     6.00%                               06/01/21      4,780         5,234,052
   New Jersey Econ. Dev. Auth. Mkt.
     Transition Fac. Rev., Ser. 94A
     5.80%                               07/01/08      1,290         1,386,634
     5.88%                               07/01/11      4,000         4,282,040
   New Jersey Econ. Dev. Auth. Rev.,
     Performing Arts Ctr. Prj., Ser. 96C
     5.75%                               06/15/08      4,440         4,872,856

                                                       PAR
                                         MATURITY     (000)           VALUE
                                         --------     ------      ------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Econ. Dev. Auth. Rev.,
     Ser. 94
     5.80%                               07/01/07     $1,500      $  1,612,845
   New Jersey Econ. Dev. Auth. Rev.,
     Ser. 99
     6.20%                               12/01/24      3,000         3,280,500
   New Jersey Econ. Dev. Auth. Rev.,
     St. Barnabas Med. Ctr. Prj.,
     Ser. 97A
     5.62%+                              07/01/23      4,000         1,230,800
   New Jersey Econ. Dev. Auth. Rev.,
     W.Y. Hldg. Co. Prj., Ser. 95
     5.95%                               06/01/05        865           889,557
   New Jersey Ed. Auth. Rev., Rowan
     Coll. Prj., Ser. 96
     5.88%++                             07/01/16      2,185         2,332,597
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Robert Wood Johnson Univ.
     Prj., Ser. 96C
     5.75%++                             07/01/07      2,595         2,836,465
   New Jersey Sports & Expo. Auth. Rev.,
     Ser. 92
     6.50%                               03/01/02        100           105,001
     6.50%                               03/01/07        500           522,825
   New Jersey Sports & Expo. Auth. Rev.,
     Ser. 00A
     5.50%                               03/01/20      5,000         5,185,000
   New Jersey St. Edl. Fac. Auth. Rev.,
     Ser 00H
     5.25%                               07/01/30      3,500         3,561,250
   New Jersey St. G.O., Ser. 86B
     6.25%                               01/15/04        860           921,851
   New Jersey St. G.O., Ser. 91
     6.25%                               08/01/02      1,160         1,217,223
   New Jersey St. G.O., Ser. 00
     5.75%                               05/01/12      2,500         2,807,275
   New Jersey St. Hsg. & Mtg. Fin. Agcy.
     Rev., Ser. 92A
     6.70%                               05/01/05        500           520,710
     6.95%                               11/01/13        750           779,467
   New Jersey St. Hsg. & Mtg. Fin. Agcy.
     Rev., Ser. 00B
     6.25%                               11/01/26      2,000         2,123,200
   New Jersey St. Hwy. Auth. Rev.,
     Garden St. Pkwy. Prj., Prerefunded
     Ser. 92
     6.25%                               01/01/02         65            67,776
   New Jersey St. Hwy. Auth. Rev.,
     Garden St. Pkwy. Prj., Ser. 92
     6.20%                               01/01/10        750           859,335
   New Jersey St. Hwy. Auth. Rev.,
     Garden St. Pkwy. Prj., Ser. 01
     5.50%                               01/01/15      5,000         5,338,400
     5.50%                               01/01/16      1,000         1,064,550
   New Jersey St. Hwy. Auth. Rev.,
     Garden St. Pkwy. Prj., Unrefunded
     Ser. 92
     6.25%                               01/01/14        435           453,579
   New Jersey St. Tpke. Auth. Rev.,
     Prerefunded Ser. 92A
     5.80%                               01/01/02      1,030         1,050,487
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91A
     6.40%                               01/01/02        860           881,173

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------     ------      ------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91C
     6.50%                               01/01/16     $  500      $    583,240
   New Jersey St. Tpke. Auth. Rev.,
     Unrefunded Ser. 92A
     5.80%                               01/01/02        230           234,660
   New Jersey St. Trans. Tr. Fd. Admin.
     Grant Rev., Ser. 00A
     6.13%                               09/15/15      2,500         2,797,700
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 94A
     6.25%                               12/15/03      1,000         1,074,670
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 98A
     5.63%                               06/15/13      5,120         5,681,203
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 99A
     5.75%                               06/15/20      2,820         3,104,651
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 00A
     6.00%                               06/15/19      2,500         2,742,200
   New Jersey St. Waste Wtr. Trtmnt. Tr.
     Rev., Ser. 90
     6.88%                               06/15/06         35            35,650
   New Jersey St. Waste Wtr. Trtmnt. Tr.
     Rev., Ser. 96C
     6.25%                               05/15/03      2,500         2,643,500
     6.25%                               05/15/06      3,455         3,844,897
   Newark Bd. of Ed. G.O., Ser. 94
     5.88%                               12/15/13      1,000         1,066,780
   North Bergen Twp. G.O., Ser. 92
     5.90%                               08/15/01        500           505,270
   North Jersey Dist. Wtr. Sply. Rev.,
     Ser. 93
     5.50%                               07/01/03        860           899,371
   Northwest Bergen Cnty. Rev., Ser. 92
     5.90%                               07/15/06        755           806,740
   Northwest Bergen Cnty. Util. Auth.
     Sys. Rev., Ser. 92
     6.00%                               07/15/07        860           921,782
   Ocean Cnty. G.O., Prerefunded
     Ser. 91A
     6.25%                               10/01/01        430           445,243
   Ocean Cnty. G.O., Ser. 91
     6.38%                               04/15/03        430           455,323
   Ocean Cnty. Util. Auth. Rev.,
     Prerefunded Ser. 95A
     6.30%                               01/01/05      1,005         1,106,063
   Ocean Cnty. Util. Auth. Waste Wtr.
     Rev., Ser. 00
     5.00%                               01/01/18      1,350         1,353,240
   Ocean Twp. Swr. Auth. Rev., Ser. 92
     6.00%                               12/01/08      1,705         1,800,923
   Passaic Vy. Wtr. Sply. Comm. Rev.,
     Ser. 92A
     5.95%                               12/15/02        500           522,005
   Point Pleasant G.O., Ser. 95
     5.70%                               12/01/03        500           530,145
   Port Auth. New York & New Jersey
     Rev., Ser. 92
     6.10%                               10/15/02        645           669,981
   Port Auth. New York & New Jersey
     Rev., Ser. 95
     5.75%                               11/01/09      3,275         3,489,578

                                                       PAR
                                         MATURITY     (000)           VALUE
                                         --------     ------      ------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Port Auth. New York & New Jersey
     S.O. Rev., JFK Intl. Arpt.
     Term. Prj., Ser. 97-6
     6.25%                               12/01/09     $7,000      $  8,026,690
   Rutgers Univ. Rev., Ser. 92A
     6.10%                               05/01/03      1,000         1,048,940
   Warren Cnty. Poll. Ctrl. Fin. Auth. Rev.,
     Ser. 92B
     5.70%                               12/01/03        500           517,040
   Weehawken Twp. G.O., Ser. 92
     6.15%                               07/01/04        350           359,177
   West Windsor Plainsboro Twp. Bd. of
     Ed. G.O., Ser. 93
     5.80%                               03/15/06      1,000         1,058,870
   Winslow Twp. Unltd. Tax G.O., Ser. 92
     6.40%                               10/01/05        870           922,357
   Woodbridge Twp. G.O., Prerefunded
     Ser. 92
     6.05%                               08/15/02        500           528,005
     6.25%                               08/15/02      1,000         1,059,350
                                                                  ------------
                                                                   130,243,319
                                                                  ------------
PENNSYLVANIA-- 0.9%
   Delaware River Joint Toll Bdg. Rev.,
     Ser. 92
     6.25%                               07/01/12      1,400         1,442,322
                                                                  ------------
PUERTO RICO-- 8.9%
   Puerto Rico Cmwlth. G.O., Ser. 00
     5.75%                               07/01/26      3,000         3,208,170
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 00B
     6.00%                               07/01/31      3,000         3,254,850
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 00C
     6.00%                               07/01/29      2,000         2,169,900
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00A
     9.35%**                             10/01/16        400           449,768
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00B
     9.85%**                             10/01/17        500           569,940
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00C
     9.85%**                             10/01/18        500           565,660
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00D
     9.85%**                             10/01/19        650           730,925
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00E
     9.85%**                             10/01/20        250           280,275
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00F
     9.35%**                             10/01/24        250           272,640
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Spec. Rites PA 569, Ser. 99
     11.50%**                            07/01/12      2,000         2,302,580
                                                                  ------------
                                                                    13,804,708
                                                                  ------------
TOTAL MUNICIPAL BONDS
  (Cost $135,665,851)                                              145,490,349
                                                                  ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------     ------      ------------

CUMULATIVE PREFERRED STOCK-- 7.4%
   Charter Mac Equity Issue Tr. 144A
     6.63%                               06/30/09     $1,000      $  1,021,660
     7.60%                               11/30/10      4,000         4,243,640
   MuniMae TE Bond Subs., LLC 144A
     6.88%                               06/30/09      4,000         4,122,240
     7.75%                               11/01/10      2,000         2,119,260
                                                                  ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $10,989,770)                                                11,506,800
                                                                  ------------

                                                     SHARES
                                                   ---------
SHORT TERM INVESTMENTS -- 2.4%
   Smith Barney Tax-Free Money
     Market Fund
  (Cost $3,825,561)                                3,825,561         3,825,561
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $150,481,182*)                                103.0%       160,822,710

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                         (3.0%)       (4,656,846)
                                                      ------      ------------
NET ASSETS (Applicable to 11,367,749
  Institutional shares, 1,506,974 Service
  shares, 206,149 Investor A shares,
  222,452 Investor B shares and 457
  Investor C shares outstanding)                      100.0%      $156,165,864
                                                      ======      ============
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($153,549,623 / 13,080,872 )                                          $11.74
                                                                        ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                     $11.74
                                                                        ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($11.74 / 0.960)                                                      $12.23
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($2,610,865 / 222,452)                                                $11.74
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($5,376 / 457)                                                        $11.76
                                                                        ======

----------
*  Also cost for Federal income tax purposes.
   The gross unrealized appreciation
   (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                $10,493,444
      Gross unrealized depreciation                                   (151,916)
                                                                   -----------
                                                                   $10,341,528
                                                                   ===========

** Rates shown are the rates as of March 31, 2001.
+  The rate shown is the effective yield on the zero coupon bonds.
++ Securities  pledged as  collateral  with a value of  $730,634 on 50 long U.S.
   Treasury Bonds futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $5,209,375, thereby resulting in an unrealized gain of $6,250.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                         OHIO TAX-FREE INCOME PORTFOLIO

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------     ------      ------------

MUNICIPAL BONDS-- 93.1%
OHIO-- 77.0%
   Akron Swr. Sys. Rev., Ser. 96
     5.88%                               12/01/16     $  500       $   533,215
   Brunswick G.O., Ser. 94
     6.30%                               12/01/05        210           225,731
   Butler Cnty. Hosp. Fac. Rev.,
     Middletown Reg. Hosp. Prj., Ser. 91
     6.75%                               11/15/03         50            51,883
   Butler Cnty. Trans. Imp. Dist. Rev.,
     Ser. 97A
     6.00%                               04/01/11        600           674,208
   Cincinnati Wtrwks. Imp. Rev., Ser. 89
     6.75%                               12/01/01      1,000         1,023,610
   Cleveland Apt. Sys. Rev., Prerefunded
     Ser. 94B
     5.70%                               01/01/04        150           161,356
   Cleveland COP's, Cleveland Stadium
     Prj., Ser. 97
     5.25%                               11/15/10      2,500         2,684,225
   Cleveland Ltd. Tax G.O., Prerefunded
     Ser. 94
     6.25%                               11/15/04      1,915         2,127,393
   Cleveland Pkg. Fac. Rev., Ser. 96
     6.00%                               09/15/06      1,275         1,410,494
   Cleveland Pub. Pwr. Sys. Rev., First
     Mtg. Prj., Prerefunded Ser. 94A
     6.30%                               11/15/04      4,000         4,450,400
   Cleveland Pub. Pwr. Sys. Rev., First
     Mtg. Prj., Ser. 94B
     6.10%                               11/15/03      1,000         1,064,360
   Cleveland Wtrwks. Rev., First Mtg. Prj.,
     Prerefunded Ser. 92A
     6.50%                               01/01/02        500           522,265
   Cleveland-Cuyahoga Cnty. Port Auth.
     Rev., Ser. 97
     6.00%                               03/01/07        450           451,967
   Columbus G.O., Mun. Arpt. No. 30-E-U,
     Ser. 91
     6.15%                               04/15/02      1,475         1,476,342
   Columbus Mun. Arpt. Auth. Rev.,
     Columbus Intl. Arpt. Prj., Ser. 94A
     6.00%                               01/01/04        150           158,867
   Columbus Unltd. Tax G.O.,
     Prerefunded Ser 91-2
     6.50%                               09/15/01      1,105         1,121,774
   Columbus Unltd. Tax G.O., Ser. 86
     7.38%                               07/01/06      1,000         1,166,310
   Columbus Unltd. Tax G.O., Ser. 92B
     6.10%                               01/01/03      1,000         1,039,280
   Columbus Unltd. Tax G.O., Ser 94-2
     5.60%                               05/15/05      1,000         1,074,610
   Columbus Wtrwks. Enlargement
     No. 44 G.O., Ser. 92
     6.00%                               05/01/03        500           535,875
   Cuyahoga Cnty. G.O., Prerefunded
     Ser. 91
     6.70%                               10/01/01      1,000         1,037,380
   Cuyahoga Cnty. Hosp. Rev., Univ.
     Hlth. Sys. Prj., Ser. 96B
     6.00%                               01/15/04      3,125         3,250,969
   Cuyahoga Cnty. Jail Fac. Unltd. Tax
     G.O., Prerefunded Ser. 91
     7.00%                               10/01/01      1,000         1,038,830
   Fairfield City Sch. Dist. G.O., Ser. 94
     7.45%                               12/01/14      1,000         1,248,690
   Franklin Cnty. G.O., Prerefunded
     Ser. 91
     6.38%                               12/01/01      1,635         1,702,133
   Greater Cleveland Regl. Trans. Auth.
     G.O., Ser. 96
     6.25%                               12/01/06      2,935         3,302,609

                                                       PAR
                                         MATURITY     (000)           VALUE
                                         --------     ------       -----------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Hamilton Cnty. Elec. Sys. Mtg. Rev.,
     Ser. 92A
     6.00%                               10/15/12     $  500       $   523,040
   Hamilton Cnty. Swr. Sys. Rev.,
     Prerefunded Ser. 91A
     6.40%                               06/01/01        325           333,177
   Hamilton Cnty. Swr. Sys. Rev.,
     Ser. 91A
     6.40%                               12/01/04        675           691,450
   Kings Sch. Dist. G.O., Ser. 94
     7.60%                               12/01/05        200           227,938
   Loveland City Sch. Dist. G.O.,
     Prerefunded Ser. 92
     6.65%                               12/01/02        145           155,736
   Lucas Cnty. G.O., Ser. 96
     6.00%                               12/01/03      2,310         2,458,279
     6.00%                               12/01/05        500           548,095
   Marysville Sch. Dist. G.O., Ser. 98
     6.00%                               12/01/24      1,910         2,085,032
   Medina Cnty. Unltd. Tax G.O., Ser. 86
     7.25%                               12/01/03         50            54,757
   Montgomery Cnty. G.O., Prerefunded
     Ser. 91A
     6.75%                               09/01/01      1,500         1,522,575
   North Royalton City Sch. Dist. G.O.,
     Ser. 94
     6.63%                               12/01/06        100           114,419
   Northwestern Sch. Dist. Rev., Wayne
     & Ashland Cntys. Prj., Ser. 94
     7.20%                               12/01/10        300           368,415
   Ohio Hsg. Fin. Agcy. Rev., Wind River
     Prj., Ser. 94A
     5.55%                               11/01/18        300           306,759
   Ohio St. Bldg. Auth. Adult Corr. Fac.
     Rev., Ser. 94
     5.90%                               10/01/09      2,000         2,145,300
   Ohio St. Bldg. Auth. Disalle Govt. Ctr.
     Rev., Ser. 96A
     6.00%                               10/01/05      1,000         1,094,810
   Ohio St. Bldg. Auth. St. Corr. Fac.
     Rev., Ser. 91A
     6.50%                               10/01/02      4,000         4,140,000
   Ohio St. Bldg. Auth. St. Fac. Rev.,
     Admin. Bldg. Fd. Prj., Prerefunded
     Ser. 92A
     6.00%                               10/01/02      1,020         1,081,353
   Ohio St. Bldg. Data Ctr. Rev., Ser. 93A
     5.90%                               10/01/07        450           499,815
   Ohio St. Comm. Sch. Cap. Fac. Rev.,
     Ser. 94A
     5.75%                               06/15/14      1,000         1,081,980
   Ohio St. Env. Imp. Rev., USX Corp.
     Prj., Ref. Ser. 99
     5.63%                               05/01/29      1,000           860,240
   Ohio St. Hgr. Ed., Cap. Fac. Rev.,
     Ser. 00 II-A
     5.00%                               12/01/03      1,000         1,039,780
   Ohio St. Nat. Res. Cap. Fac. G.O.,
     Ser. 94A
     5.40%                               10/01/05      1,000         1,058,230
   Ohio St. Pub. Fac. Comm. Hgr. Ed.
     Fac. Rev., Ser. 92A
     5.50%                               12/01/03      2,000         2,066,800
   Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Fac.
     Rev., Republic Steel Prj., Ser. 95
     6.38%                               06/01/07      2,880         3,078,058
   Ohio St. Wtr. Dev. Auth. Rev., Pure
     Wtr. Prj., Ser. 92
     5.75%                               06/01/04      1,500         1,582,410

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------     ------       -----------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio St. Wtr. Dev. Auth. Rev.,
     Steel-Cargill North Star Broken Hill
     Prj., Ser. 95
     6.30%                               09/01/20     $  500       $   518,870
   Ohio St. Wtr. Dev. Poll. Ctrl. Fac. Rev.,
     Wtr. Ctrl. State Match Prj., Ser. 95
     5.70%                               06/01/11      1,300         1,388,140
   Ohio Unltd. Tax G.O., Ser. 95
     6.00%                               08/01/05        225           246,674
   Olentangy Sch. Dist. G.O.,
     Prerefunded Ser. 95A
     6.00%                               12/01/04        225           248,274
   Scioto Cnty. Rev., Marine Term.
     Norfolk Southern Corp. Prj., Ser. 98
     5.30%**                             08/15/13      3,000         2,999,790
   Springboro Wtr. Sys. Rev., Ser. 98
     5.00%                               12/01/18      2,500         2,505,050
   Summit Cnty. Hosp. Rev., Cuyahoga
     Falls Gen. Hosp. Prj., Ser. 94
     6.65%                               07/01/14        200           196,696
   Toledo G.O., Ser. 96
     6.00%                               12/01/06        500           556,310
   Univ. of Cincinnati Gen. Rec. Rev.,
     Ser. 91L
     6.90%                               06/01/07      1,500         1,537,050
   Westerville City Sch. Dist. G.O., Ser. 87
     6.25%                               12/01/05      1,000         1,106,790
   Westlake G.O., Ser. 96
     6.40%                               12/01/08      1,560         1,774,874
                                                                   -----------
                                                                    75,731,742
                                                                   -----------
NEW YORK-- 3.9%
   Long Island Pwr. Auth. Elec. Sys. Rev.,
     Ser. 98-6
     3.20%**                             05/01/33      3,800         3,800,000
                                                                   -----------
PUERTO RICO-- 12.2%
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rites, Ser. 98
     6.34%**                             07/01/18      5,000         5,159,100
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00A
     9.35%**                             10/01/16        400           449,768
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00B
     9.85%**                             10/01/17        500           569,940
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00C
     9.85%**                             10/01/18        500           565,660
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00D
     9.85%**                             10/01/19        650           730,925
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00E
     9.85%**                             10/01/20        250           280,275
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00F
     9.35%**                             10/01/24        250           272,640
   Puerto Rico Pub. Bldgs. Auth. Rites
     PA 577, Ser. 99
     6.85%**                             07/01/27      4,000         3,964,240
                                                                   -----------
                                                                    11,992,548
                                                                   -----------
TOTAL MUNICIPAL BONDS
  (Cost $86,059,696)                                                91,524,290
                                                                   -----------

                                                       PAR
                                         MATURITY     (000)           VALUE
                                         --------     ------       -----------

CUMULATIVE PREFERRED STOCK-- 6.4%
   Charter Mac Equity Issue Tr. 144A
     6.63%                               06/30/09     $1,000       $ 1,021,660
     7.60%                               11/30/10      1,000         1,060,910
   MuniMae TE Bond Subs., LLC 144A
     6.88%                               06/30/09      2,000         2,061,120
     7.75%                               11/01/10      2,000         2,119,260
                                                                   -----------
TOTAL CUMULATIVE PREFERRED STOCK
   (Cost $5,996,590)                                                 6,262,950
                                                                   -----------
                                                      SHARES
                                                     -------
SHORT TERM INVESTMENTS -- 0.2%
   Smith Barney Tax-Free Money
     Market Fund
    (Cost $170,285)                                  170,285           170,285
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $92,226,571*)                                  99.7%        97,957,525

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                        0.3%           360,490
                                                      ------       -----------
NET ASSETS (Applicable to 8,617,872
  Institutional shares, 3,739 Service shares,
  334,448 Investor A shares,
  232,722 Investor B shares and 43,829
  Investor C shares outstanding)                      100.0%       $98,318,015
                                                      ======       ===========
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($95,372,945 / 8,956,059)                                             $10.65
                                                                        ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                     $10.65
                                                                        ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.65 / 0.960)                                                      $11.09
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($2,478,320 / 232,722)                                                $10.65
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
  ($466,750 / 43,829)                                                   $10.65
                                                                        ======

----------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                 $5,871,845
      Gross unrealized depreciation                                   (140,891)
                                                                    ----------
                                                                    $5,730,954
                                                                    ==========
** Rates shown are the rates as of March 31, 2001.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                       DELAWARE TAX-FREE INCOME PORTFOLIO

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)            VALUE
                                         --------     ------       -----------

MUNICIPAL BONDS-- 92.1%
DELAWARE-- 70.7%
   Delaware Econ. Dev. Auth. Rev., Del.
     Tech. Pk. Univ. Del. Prj., Ser. 00
     6.00%                               02/01/21     $1,000       $ 1,090,500
   Delaware River & Bay Auth. Rev.,
     Ser. 96
     6.00%                               01/01/05      1,460         1,576,771
     6.00%                               01/01/06      1,160         1,269,701
   Delaware St. Econ. Dev. Auth. Poll.
     Ctrl. Rev., Delmarva Pwr. Prj.,
     Ser. 91B
     7.15%                               07/01/18        500           513,560
   Delaware St. Econ. Dev. Auth. Rev.,
     First Mtg. Gilpin ACA CBI Prj.,
     Ser. 98
     5.63%                               07/01/19      2,000         1,938,840
     5.63%                               07/01/25        500           478,610
   Delaware St. Econ. Dev. Auth. Rev.,
     Ser. 00
     5.65%                               07/01/28      4,000         4,205,320
   Delaware St. Econ. Dev. Auth. Rev.,
     United Wtr. Delaware, Inc. Prj.,
     Ser. 95
     6.20%                               06/01/25      2,000         2,136,320
   Delaware St. Econ. Dev. Auth. Rev.,
     Wtr. Dev. Prj., Ser. 92B
     6.45%                               12/01/07      1,165         1,320,865
   Delaware St. G.O., Prerefunded
     Ser. 92A
     6.25%                               03/01/02      1,400         1,465,996
   Delaware St. G.O., Ser. 91A
     6.30%                               08/15/05      1,730         1,781,450
   Delaware St. Hlth. Fac. Auth. Rev.,
     Med. Ctr. of Delaware Prj., Ser. 92
     6.25%                               10/01/04      2,185         2,380,885
     6.25%                               10/01/05      2,175         2,410,161
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 91
     7.15%                               07/01/14      3,000         3,074,460
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 92C
     7.38%                               01/01/15      2,000         2,100,280
   Delaware St. Hsg. Auth. Rev., Sr.
     Single Fam. Mtg., Ser. 00
     5.90%                               07/01/20      2,930         3,026,602
   Delaware St. Realty Transfer Tax Rev.,
     Land & Wtr. Consv. Tr. Fd. Prj.,
     Ser. 93
     5.50%                               04/01/02      1,500         1,535,175
     5.75%                               04/01/03      1,500         1,568,805
   Delaware St. Solid Waste Auth. Solid
     Waste Sys. Rev., Ser. 92
     5.80%                               07/01/01      1,500         1,508,940
     6.00%                               07/01/02      2,000         2,058,140
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Prerefunded Ser. 91
     6.35%                               07/01/01        500           513,865
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 90
     7.10%                               07/01/01      2,335         2,356,342
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 92
     5.40%                               07/01/03      1,000         1,042,980
     5.63%                               07/01/05      2,400         2,502,480

                                                       PAR
                                         MATURITY     (000)           VALUE
                                         --------     ------       -----------

MUNICIPAL BONDS (CONTINUED)
DELAWARE (CONTINUED)
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 93
     5.10%                               07/01/04     $1,500       $ 1,570,515
     5.50%                               07/01/08      1,000         1,048,990
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 94
     6.10%                               07/01/07      1,000         1,083,640
   Dover Elec. Rev., Ser. 90
     7.00%                               07/01/01        500           504,535
   Dover Elec. Rev., Ser. 93
     6.00%                               07/01/07        500           527,615
   New Castle Cnty. G.O., Ser. 91
     6.25%                               10/15/01      1,000         1,016,120
     6.30%                               10/15/02      1,000         1,035,180
     6.50%                               10/15/04      1,000         1,035,090
     6.50%                               10/15/05      1,000         1,034,610
   Sussex Cnty. G.O., Ser. 93
     5.60%                               10/15/08      3,000         3,145,020
     5.70%                               10/15/12      3,500         3,645,915
   Wilmington G.O., Prerefunded Ser. 92A
     6.20%                               01/01/02      1,000         1,017,240
     6.00%                               07/01/03        500           509,855
   Wilmington G.O., Prerefunded Ser. 92B
     6.25%                               04/01/02      3,050         3,202,897
   Wilmington Pk. Auth. Gtd. Pk. Rev.,
     Ser. 92A
     5.60%                               09/15/02        500           516,335
     5.80%                               09/15/04      1,000         1,051,620
     6.00%                               09/15/06        500           525,530
                                                                   -----------
                                                                    66,327,755
                                                                   -----------
PUERTO RICO-- 16.5%
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00A
     9.35%**                             10/01/16        400           449,768
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00B
     9.85%**                             10/01/17        500           569,940
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00C
     9.85%**                             10/01/18        500           565,660
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00D
     9.85%**                             10/01/19        650           730,925
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00E
     9.85%**                             10/01/20        250           280,275
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00F
     9.35%**                             10/01/24        250           272,640
   Puerto Rico Pub. Bldg. Auth. Gtd.
     Govt. Fac. Rev., Ser. 95A
     6.25%                               07/01/10      1,000         1,174,870
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 98A
     5.38%                               06/01/14         50            55,038
   Puerto Rico Pub. Fin. Corp. Rites,
     Ser. 98
     8.25%**                             06/01/12      5,000         6,254,400
   Puerto Rico Pub. Fin. Corp. Rites,
     Ser. 99
     9.18%**                             06/01/14      4,025         5,183,677
                                                                   -----------
                                                                    15,537,193
                                                                   -----------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 DELAWARE TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)            VALUE
                                         --------     ------       -----------

MUNICIPAL BONDS (CONTINUED)
VIRGIN ISLANDS-- 4.9%
   Virgin Islands Pub. Fin. Auth. Rev.,
     Ser. 98
     5.50%                               10/01/18     $4,500       $ 4,640,940
                                                                   -----------
TOTAL MUNICIPAL BONDS
  (Cost $82,299,719)                                                86,505,888
                                                                   -----------
CUMULATIVE PREFERRED STOCK-- 6.7%
   Charter Mac Equity Issue Tr. 144A
     6.63%                               06/30/09      1,000         1,021,660
     7.60%                               11/30/10      1,000         1,060,910
   MuniMae TE Bond Subs., LLC 144A
     6.88%                               06/30/09      2,000         2,061,120
     7.75%                               11/01/10      2,000         2,119,260
                                                                   -----------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $5,940,064)                                                  6,262,950
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $88,239,783*)                                  98.8%        92,768,838

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                        1.2%         1,119,780
                                                      ------       -----------
NET ASSETS (Applicable to 8,718,589
  Institutional shares, 11 Service shares,
  360,774 Investor A shares,
  226,915 Investor B shares and
  43,242 Investor C shares outstanding)               100.0%       $93,888,618
                                                      ======       ===========
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($91,176,165 / 9,079,374)                                             $10.04
                                                                        ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                     $10.04
                                                                        ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.04 / 0.960)                                                      $10.46
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($2,278,304 / 226,915)                                                $10.04
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($434,149 / 43,242)                                                   $10.04
                                                                        ======

----------
* Cost for Federal income tax purposes is $88,302,500. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                 $4,634,823
      Gross unrealized depreciation                                   (168,485)
                                                                    ----------
                                                                    $4,466,338
                                                                    ==========
** Rates shown are the rates as of March 31, 2001.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                       KENTUCKY TAX-FREE INCOME PORTFOLIO

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)           VALUE
                                         --------     ------      ------------

MUNICIPAL BONDS-- 90.7%
KENTUCKY-- 78.3%
   Ashland Env. Imp. Rev., Allied
     Chemical Corp. Prj., Ser. 78
     5.80%                               03/01/03     $  145      $    149,314
   Ashland Poll. Ctl. Rev., Ashland, Inc.
     Prj., Ser. 99
     5.70%                               11/01/09      3,500         3,673,985
   Boone Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 91C
     6.40%                               09/01/01        440           445,821
     6.50%                               09/01/01        490           511,197
     6.60%                               09/01/01        550           574,013
   Boone Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 00B
     5.38%                               08/01/20      2,500         2,562,725
   Bowling Green Sch. Dist. Fin. Corp.
     Rev., Ser. 00
     5.75%                               01/01/18      1,050         1,119,226
   Bowling Green Sch. Dist. Fin. Corp.
     Rev., Ser. 01
     5.75%                               01/01/20      1,135         1,207,118
   Christian Cnty. Hosp. Rev., Jennie
     Stuart Med. Ctr. Prj., Ser. 97A
     5.25%                               07/01/03      1,000         1,007,480
   Danville Multi-City Lease Rev.,
     Owensboro Riverpark Prj., Ser. 93B
     5.45%                               07/01/08      1,800         1,881,522
     5.55%                               07/01/11      1,000         1,041,270
   Fayette Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 97A
     5.38%                               01/01/17      1,300         1,336,751
   Frankfort Elec. & Wtr. Plant Bd. Rev.,
     Ser. 99
     5.60%                               12/01/19      1,045         1,097,626
   Grayson Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Ser. 95B
     5.95%                               01/01/08      1,290         1,397,831
   Hardin Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 00
     5.50%                               02/01/16      1,675         1,769,453
   Henderson Elec. Light & Pwr. Rev.,
     Ser. 73
     5.70%                               03/01/03      1,100         1,101,540
   Hopkins Cnty. G.O., Detention Fac.
     Prj., Ser. 00
     5.75%                               02/01/20      1,800         1,912,266
   Jefferson Cnty. Corp. Rev., Cap. Imp.
     Prj., Ser. 93A
     5.75%                               08/15/04      1,275         1,346,833
     5.90%                               08/15/05      1,000         1,059,770
     6.10%                               08/15/07      2,500         2,646,675
   Jefferson Cnty. Multi-Family Hsg. Rev.,
     Taylorsville Rd. Prj., Ser. 93A
     5.75%                               06/01/23      3,860         3,931,989
   Jefferson Cnty. Multi-Family Hsg. Rev.,
     Whipps Mill Prj., Ser. 93A
     5.88%**                             06/01/04      2,250         2,255,310
   Jefferson Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Prerefunded
     Ser. 92B
     6.00%                               07/01/02        905           952,838
     6.20%                               07/01/02      2,160         2,279,405
   Jefferson Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Ser. 99A
     5.25%                               01/01/14      2,000         2,094,920

                                                       PAR
                                         MATURITY     (000)           VALUE
                                         --------     ------      ------------

MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Jefferson Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Unrefunded
     Ser. 92B
     6.00%                               01/01/03     $1,100      $  1,147,333
     6.20%                               01/01/06      1,085         1,138,143
   Kenton Cnty. Arpt. Brd. Arpt. Rev.,
     Delta Airlines Prj., Ser. 92A
     7.50%                               02/01/20      1,400         1,449,014
   Kenton Cnty. Arpt. Rev., Cincinnati
     Northern Kentucky Prj., Ser. 97A
     5.75%                               03/01/05      1,490         1,586,746
     5.85%                               03/01/06      1,655         1,785,563
     5.95%                               03/01/07      1,730         1,883,105
     6.30%                               03/01/15      1,000         1,096,310
   Kenton Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Ser. 97
     5.38%                               03/01/17      2,800         2,905,056
   Kenton Cnty. Wtr. Dist. Wtrwks. Rev.,
     Ser. 92
     6.38%                               02/01/17      1,000         1,045,030
   Kentucky Hgr. Ed. Stud. Ln. Ins. Rev.,
     Ser. 85A
     9.25%                               06/01/01      1,785         1,794,693
   Kentucky Hgr. Ed. Stud. Ln. Ins. Rev.,
     Ser. 95B
     6.60%                               06/01/02      3,435         3,520,738
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 90A
     7.40%                               01/01/10        735           744,136
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 96D
     5.80%                               07/01/13      3,350         3,531,670
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 96E
     6.30%                               01/01/28      2,000         2,076,180
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 51, Ref. Ser. 91
     6.50%                               08/01/01        740           762,785
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 53, Prerefunded Ser. 91
     5.75%                               10/01/01      1,675         1,696,490
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 53, Unrefunded Ser. 91
     5.75%                               10/01/11        410           421,783
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 53, Prerefunded Ser. 92
     5.75%                               10/01/01      2,090         2,117,316
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 53, Unrefunded Ser. 93
     5.75%                               10/01/11        325           334,035
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 54, Ref. Ser. 92
     5.90%                               09/01/07      2,750         2,880,515
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 55, Ref. Ser. 93
     4.60%++                             09/01/03      3,000         3,080,400
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 65, Ref. Ser. 00
     5.95%                               02/01/17      2,325         2,520,556
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rev., Revitalization Prj., Ref. Ser. 95
     6.50%                               07/01/08      3,000         3,453,030

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       PAR
AS OF MARCH 31, 2001 (UNAUDITED)         MATURITY     (000)            VALUE
                                         --------     ------      ------------

MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rev., Revitalization Prj., Ref.
     Ser. 01A
     5.50%                               07/01/15     $1,000      $  1,079,060
   Kentucky St. Tpke. Auth. Res. Rec.
     Rev., Ser. 79
     7.10%                               07/01/02        335           343,409
   Lexington Ctr. Corp. Mtg. Rev.,
     Ser. 93A
     5.20%                               10/01/04      1,790         1,862,781
   Lexington-Fayette Urban Cnty. Govt.
     G.O., Ser. 00A
     5.75%                               02/01/20      1,500         1,589,070
   Lexington-Fayette Urban Cnty. Govt.
     Pub. Fac. Corp. Mtg. Rev., Ref.
     Ser. 93
     4.50%                               02/01/06      2,100         2,163,210
   Lexington-Fayette Urban Cnty. Govt.
     Rev., Univ. of Kentucky Alumni
     Assoc., Inc. Prj., Ser. 94
     6.50%                               11/01/04        660           736,923
   Louisville & Jefferson Cnty. Met. Swr.
     & Drain Sys. Rev., Ser. 97A
     5.75%                               05/15/33      3,750         3,963,788
   Louisville & Jefferson Cnty. Met. Swr.
     Dist. Rev., Ser. 93
     5.30%                               05/15/10      2,000         2,078,400
   Louisville & Jefferson Cnty. Met. Swr.
     Dist. Rev., Ser. 94
     6.25%                               05/15/26      1,015         1,098,595
   Louisville & Jefferson Cnty. Regl.
     Arpt. Auth. Arpt. Sys. Rev., Ser. 97A
     5.75%                               07/01/01      1,000         1,005,850
     5.75%                               07/01/03      1,070         1,119,520
   Louisville & Jefferson Cnty. Regl.
     Arpt. Auth. Spec. Fac. Rev., Ser. 99
     5.50%                               03/01/19      4,285         4,096,803
   Louisville Pk. Auth. Rev., River City
     First Mtg. Prj., Prerefunded Ser. 91
     6.50%                               06/01/01        265           274,302
   Louisville Wtrwks. Brd. Wtr. Sys. Rev.
     Louisville Wtr. Co. Prj., Ser.00
     5.25%                               11/15/16      3,590         3,707,465
   McCracken Cnty. Hosp. Rev., Mercy
     Hlth. Sys. Prj., Ser. 94A
     6.10%                               11/01/04        400           429,776
   Muhlenberg Cnty. Ind. Dev. Rev.,
     Harsco Corp. Prj., Ser. 87
     7.00%                               09/01/01      1,000         1,013,200
   Univ. of Kentucky Rev., Cons. Edl.
     Bldg. Prj., Ser. 92N
     6.00%                               05/01/08      1,680         1,765,747
     6.00%                               05/01/10      1,000         1,048,830
   Univ. of Kentucky Rev., Cons. Edl.
     Bldg. Prj., Ser. 94
     4.60%                               05/01/07      2,540         2,629,713
   Univ. of Kentucky Rev., Ref. Ser. 93A
     5.30%                               08/01/03      1,765         1,838,071
     5.40%                               08/01/04        750           787,793
   Univ. of Louisville Rev., Cons. Edl.
     Bldg. Prj., Ser. 92H
     5.88%                               05/01/11      1,150         1,193,850

                                                       PAR
                                         MATURITY     (000)           VALUE
                                         --------     ------      ------------

MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Univ. of Louisville Rev., Cons. Edl.
     Bldg. Prj., Ser. 93J
     5.00%                               05/01/06     $2,000      $  2,081,120
   Winchester Util. Rev., Ser. 93
     5.45%                               07/01/10      1,500         1,560,045
                                                                  ------------
                                                                   121,794,826
                                                                  ------------
NEW JERSEY-- 1.3%
   New Jersey St. Hwy. Auth. Rev.,
     Garden St. Pkwy. Prj., Ser. 01
     5.50%                               01/01/16      2,000         2,129,100
                                                                  ------------
PUERTO RICO-- 11.1%
   Puerto Rico Cmwlth. G.O., Ser. 00
     5.75%                               07/01/26      6,000         6,416,340
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 00C
     6.00%                               07/01/29      5,000         5,424,750
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00A
     9.35%**                             10/01/16        400           449,768
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00B
     9.85%**                             10/01/17        500           569,940
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00C
     9.85%**                             10/01/18        500           565,660
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00D
     9.85%**                             10/01/19        650           730,925
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00E
     9.85%**                             10/01/20        250           280,275
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00F
     9.35%**                             10/01/24        250           272,640
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Spec. Rites PA 569, Ser. 99
     6.85%**                             07/01/12      1,335         1,536,972
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 92R
     5.90%                               07/01/01      1,000         1,006,040
                                                                  ------------
                                                                    17,253,310
                                                                  ------------
TOTAL MUNICIPAL BONDS
  (Cost $133,613,680)                                              141,177,236
                                                                  ------------
CUMULATIVE PREFERRED STOCK-- 7.4%
   Charter Mac Equity Issue Tr. 144A
     6.63%                               06/30/09      1,000         1,021,660
     7.60%                               11/30/10      4,000         4,243,640
   MuniMae TE Bond Subs., LLC 144A
     6.88%                               06/30/09      4,000         4,122,240
     7.75%                               11/01/10      2,000         2,119,260
                                                                  ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $10,958,375)                                                11,506,800
                                                                  ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2001 (UNAUDITED)                    SHARES            VALUE
                                                   ---------      ------------

SHORT TERM INVESTMENTS-- 2.5%
   Smith Barney Tax-Free Money
     Market Fund
  (Cost $3,908,483)                                3,908,483      $  3,908,483
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $148,480,538*)                                100.6%       156,592,519

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                         (0.6%)         (639,126)
                                                      -----       ------------
NET ASSETS (Applicable to 15,494,858
  Institutional shares, 9,171 Service shares,
  200,849 Investor A shares,
  42,612 Investor B shares and 10,153
  Investor C shares outstanding)                      100.0%      $155,953,393
                                                      =====       ============
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL,
  SERVICE AND INVESTOR A SHARE
  ($155,430,943 / 15,704,878)                                           $ 9.90
                                                                        ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                     $ 9.90
                                                                        ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.90 / 0.960)                                                       $10.31
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($421,719 / 42,612)                                                   $ 9.90
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($100,731 / 10,153)                                                   $ 9.92
                                                                        ======

----------
* Cost for Federal income tax purposes is $148,508,255. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                 $8,288,660
      Gross unrealized depreciation                                   (204,396)
                                                                    ----------
                                                                    $8,084,264
                                                                    ==========
** Rates shown are the rates as of March 31, 2001.
++ Securities  pledged as collateral  with a value of $1,025,310 on 50 long U.S.
   Treasury Bonds futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $5,209,375, thereby resulting in an unrealized gain of $6,250.

                        INVESTMENT ABBREVIATIONS
                  AMT      Alternative Minimum Tax
                  COP      Certificates of Participation
                  G.O.     General Obligations
                  S.O.     Special Obligations

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                                            Pennsylvania    New Jersey       Ohio          Delaware        Kentucky
                                            Tax-Free          Tax-Free        Tax-Free      Tax-Free       Tax-Free        Tax-Free
FOR THE PERIOD ENDED                         Income            Income          Income        Income        Income          Income
MARCH 31, 2001 (UNAUDITED)                  Portfolio        Portfolio       Portfolio     Portfolio      Portfolio       Portfolio
                                           -----------      ------------    ----------     ----------     ----------     ----------
Investment income:
   Interest .............................  $ 9,765,571      $27,560,419     $4,399,955     $2,844,050     $2,727,444     $4,569,749
                                           -----------      -----------     ----------     ----------     ----------     ----------
Expenses:
   Investment advisory fee ..............      857,932        2,392,495        384,744        242,097        269,264        434,078
   Administration fee ...................      394,649        1,054,711        176,982        111,364        112,601        181,523
   Custodian fee ........................       27,724           63,537         14,593         10,459         12,224         15,260
   Transfer agent fee ...................       58,600          167,077         26,690         20,521         17,441         25,199
   Shareholder servicing
     fees ...............................       22,261           77,845         18,687          7,387          7,478          3,794
   Shareholder processing
     fees ...............................       14,979           50,338         16,686          4,444          4,487          2,303
   Distribution fees ....................       18,951           85,844          6,891          9,398          8,736          1,825
   Legal and audit ......................        3,424            9,331             34            218          1,928          2,140
   Printing .............................        5,460            4,732          1,747          1,243          2,366             --
   Registration fees and
     expenses ...........................        3,825              190          2,051          4,037            897            390
   Trustees' fees and officers'
     salaries ...........................        1,566            4,051            307            180            312            486
   Other ................................       76,639          151,924         50,445         37,232         32,336            593
                                           -----------      -----------     ----------     ----------     ----------     ----------

   Less fees waived .....................     (395,211)        (952,021)      (194,503)      (134,778)      (104,577)      (106,154)
                                           -----------      -----------     ----------     ----------     ----------     ----------
        Total expenses ..................    1,090,799        3,110,054        505,354        313,802        365,493        561,437
                                           -----------      -----------     ----------     ----------     ----------     ----------
   Net investment income ................    8,674,772       24,450,365      3,894,601      2,530,248      2,361,951      4,008,312
                                           -----------      -----------     ----------     ----------     ----------     ----------
Realized and unrealized gain (loss)
   on investments:
   Net realized gain (loss) from:
     Investment transactions ............    1,551,235        1,760,198        239,890        120,280       (105,642)       556,841
     Futures contracts ..................      126,116          433,078        362,357        182,985        183,190        362,824
                                           -----------      -----------     ----------     ----------     ----------     ----------
                                             1,677,351        2,193,276        602,247        303,265         77,548        919,665
                                           -----------      -----------     ----------     ----------     ----------     ----------
Changes in unrealized appreciation from:
     Investments ........................    9,014,385       25,116,305      5,128,177      3,678,787      3,406,681      3,840,018
     Futures contracts ..................        8,385           23,865          6,450             --             --          6,450
                                           -----------      -----------     ----------     ----------     ----------     ----------
                                             9,022,770       25,140,170      5,134,627      3,678,787      3,406,681      3,846,468
                                           -----------      -----------     ----------     ----------     ----------     ----------
Net gain on investments .................   10,700,121       27,333,446      5,736,874      3,982,052      3,484,229      4,766,133
                                           -----------      -----------     ----------     ----------     ----------     ----------
Net increase in net assets
   resulting from operations ............  $19,374,893      $51,783,811     $9,631,475     $6,512,300     $5,846,180     $8,774,445
                                           ===========      ===========     ==========     ==========     ==========     ==========

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Tax-Free                       Pennsylvania Tax-Free
                                                                      Income Portfolio                     Income Portfolio
                                                                -----------------------------      --------------------------------
                                                                   For the                            For the
                                                                 Six Months          For the        Six Months          For the
                                                                    Ended          Year Ended          Ended          Year Ended
                                                                   3/31/01           9/30/00          3/31/01           9/30/00
                                                                ------------      ------------     ------------      --------------
                                                                 (Unaudited)                       (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...................................   $  8,674,772      $ 17,572,016     $ 24,450,365      $   49,747,354
    Net realized gain (loss) on investments
      and futures contracts .................................      1,677,351        (4,578,537)       2,193,276          (9,724,035)
    Net unrealized gain on investments
      and futures contracts .................................      9,022,770         2,835,739       25,140,170           9,641,077
                                                                ------------      ------------     ------------      --------------
    Net increase in net assets resulting
      from operations .......................................     19,374,893        15,829,218       51,783,811          49,664,396
                                                                ------------      ------------     ------------      --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .....................................     (8,557,905)      (16,006,437)     (23,381,840)        (44,835,928)
    Service Class ...........................................       (135,172)         (254,377)        (299,539)           (629,193)
    Investor A Class ........................................       (230,964)         (301,962)        (775,756)         (1,425,827)
    Investor B Class ........................................        (64,331)         (112,616)        (452,807)           (860,523)
    Investor C Class ........................................        (37,534)          (61,512)          (9,332)            (26,559)
                                                                ------------      ------------     ------------      --------------
    Total distributions from net investment income ..........     (9,025,906)      (16,736,904)     (24,919,274)        (47,778,030)
                                                                ------------      ------------     ------------      --------------
Capital share transactions ..................................      7,329,932        16,191,391       (3,817,139)       (121,476,163)
                                                                ------------      ------------     ------------      --------------
    Total increase (decrease) in net assets .................     17,678,919        15,283,705       23,047,398        (119,589,797)
                                                                ------------      ------------     ------------      --------------
Net assets:
    Beginning of period .....................................    336,249,742       320,966,037      950,066,296       1,069,656,093
                                                                ------------      ------------     ------------      --------------
    End of period ...........................................   $353,928,661      $336,249,742     $973,113,694      $  950,066,296
                                                                ============      ============     ============      ==============


                                                                      New Jersey Tax-Free                  Ohio Tax-Free
                                                                       Income Portfolio                  Income Portfolio
                                                                -----------------------------     ---------------------------
                                                                   For the                          For the
                                                                 Six Months        For the        Six Months         For the
                                                                    Ended        Year Ended          Ended         Year Ended
                                                                   3/31/01         9/30/00          3/31/01          9/30/00
                                                                ------------     ------------     -----------      -----------
                                                                (Unaudited)                       (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...................................   $  3,894,601     $  7,897,686     $ 2,530,248      $ 5,089,455
    Net realized gain (loss) on investments
      and futures contracts .................................        602,247       (3,546,470)        303,265         (453,608)
    Net unrealized gain on investments
      and futures contracts .................................      5,134,627        3,063,979       3,678,787          391,462
                                                                ------------     ------------     -----------      -----------
    Net increase in net assets resulting
      from operations .......................................      9,631,475        7,415,195       6,512,300        5,027,309
                                                                ------------     ------------     -----------      -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .....................................     (3,385,846)      (6,335,152)     (2,424,175)      (4,569,297)
    Service Class ...........................................       (442,000)        (995,598)           (982)          (6,424)
    Investor A Class ........................................        (50,941)         (63,822)        (82,722)        (138,678)
    Investor B Class ........................................        (35,876)         (56,635)        (42,209)         (57,511)
    Investor C Class ........................................            (26)            (293)         (9,027)         (13,264)
                                                                ------------     ------------     -----------      -----------
    Total distributions from net investment income ..........     (3,914,689)      (7,451,500)     (2,559,115)      (4,785,174)
                                                                ------------     ------------     -----------      -----------
Capital share transactions ..................................     (2,023,568)      (8,949,719)       (234,807)      (3,005,594)
                                                                ------------     ------------     -----------      -----------
    Total increase (decrease) in net assets .................      3,693,218       (8,986,024)      3,718,378       (2,763,459)
                                                                ------------     ------------     -----------      -----------
Net assets:
    Beginning of period .....................................    152,472,646      161,458,670      94,599,637       97,363,096
                                                                ------------     ------------     -----------      -----------
    End of period ...........................................   $156,165,864     $152,472,646     $98,318,015      $94,599,637
                                                                ============     ============     ===========      ===========



                                                                        Delaware Tax-Free                Kentucky Tax-Free
                                                                        Income Portfolio                 Income Portfolio
                                                                 ----------------------------     ----------------------------
                                                                    For the                          For the
                                                                  Six Months        For the        Six Months        For the
                                                                     Ended        Year Ended          Ended        Year Ended
                                                                    3/31/01         9/30/00          3/31/01         9/30/00
                                                                 ------------    ------------     ------------    ------------
                                                                  (Unaudited)                     (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...................................    $  2,361,951    $  5,007,285     $  4,008,312    $  8,254,530
    Net realized gain (loss) on investments
      and futures contracts .................................          77,548        (137,495)         919,665      (3,259,776)
    Net unrealized gain on investments
      and futures contracts .................................       3,406,681         436,206        3,846,468       2,279,726
                                                                 ------------    ------------     ------------    ------------
    Net increase in net assets resulting
      from operations .......................................       5,846,180       5,305,996        8,774,445       7,274,480
                                                                 ------------    ------------     ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .....................................      (2,071,194)     (4,574,935)      (3,865,858)     (7,791,490)
    Service Class ...........................................              (2)             (4)          (2,095)         (1,181)
    Investor A Class ........................................         (74,228)       (169,360)         (56,716)       (125,885)
    Investor B Class ........................................         (31,952)        (84,287)          (7,552)         (7,237)
    Investor C Class ........................................          (6,023)        (21,575)          (1,356)        (17,981)
                                                                 ------------    ------------     ------------    ------------
    Total distributions from net investment income ..........      (2,183,399)     (4,850,161)      (3,933,577)     (7,943,774)
                                                                 ------------    ------------     ------------    ------------
Capital share transactions ..................................     (10,520,033)    (12,898,673)      (3,655,085)    (14,992,305)
                                                                 ------------    ------------     ------------    ------------
    Total increase (decrease) in net assets .................      (6,857,252)    (12,442,838)       1,185,783     (15,661,599)
                                                                 ------------    ------------     ------------    ------------
Net assets:
    Beginning of period .....................................     100,745,870     113,188,708      154,767,610     170,429,209
                                                                 ------------    ------------     ------------    ------------
    End of period ...........................................    $ 93,888,618    $100,745,870     $155,953,393    $154,767,610
                                                                 ============    ============     ============    ============

See accompanying notes to financial statements.

                                    32 and 33

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout each Period



                                         Net                             Net gain
                                        asset                           (loss) on        Distributions    Distributions
                                        value              Net          investments        from net         from net
                                      beginning         investment    (both realized      investment        realized
                                      of period           income      and unrealized)       income           gains
------------------------------------------------------------------------------------------------------------------------------
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7               $10.92            $0.28            $0.35            $(0.29)          $   --
9/30/00                                  10.96             0.57            (0.07)            (0.54)              --
9/30/99                                  11.73             0.52            (0.71)            (0.52)           (0.06)
9/30/98                                  11.34             0.54             0.44             (0.54)           (0.05)
9/30/97                                  10.84             0.56             0.51             (0.57)              --
9/30/96                                  10.61             0.49             0.28             (0.54)              --
SERVICE CLASS
10/1/00 through 3/31/01 7               $10.92            $0.27            $0.35            $(0.28)          $   --
9/30/00                                  10.96             0.54            (0.07)            (0.51)              --
9/30/99                                  11.73             0.49            (0.71)            (0.49)           (0.06)
9/30/98                                  11.34             0.38             0.56             (0.50)           (0.05)
9/30/97                                  10.84             0.53             0.50             (0.53)              --
9/30/96                                  10.61             0.51             0.23             (0.51)              --
INVESTOR A CLASS
10/1/00 through 3/31/01 7               $10.92            $0.26            $0.35            $(0.27)          $   --
9/30/00                                  10.96             0.51            (0.06)            (0.49)              --
9/30/99                                  11.73             0.47            (0.71)            (0.47)           (0.06)
9/30/98                                  11.34             0.47             0.45             (0.48)           (0.05)
9/30/97                                  10.84             0.50             0.51             (0.51)              --
9/30/96                                  10.61             0.45             0.21             (0.43)              --
INVESTOR B CLASS
10/1/00 through 3/31/01 7               $10.92            $0.21            $0.36            $(0.23)          $   --
9/30/00                                  10.96             0.44            (0.07)            (0.41)              --
9/30/99                                  11.73             0.38            (0.71)            (0.38)           (0.06)
9/30/98                                  11.34             0.40             0.44             (0.40)           (0.05)
9/30/97                                  10.84             0.44             0.49             (0.43)              --
7/18/96 1 through 9/30/96                10.74             0.08             0.10             (0.08)              --
INVESTOR C CLASS
10/1/00 through 3/31/01 7               $10.93            $0.20            $0.36            $(0.23)          $   --
9/30/00                                  10.96             0.46            (0.08)            (0.41)              --
9/30/99                                  11.73             0.38            (0.71)            (0.38)           (0.06)
9/30/98                                  11.34             0.36             0.48             (0.40)           (0.05)
2/28/97 1 through 9/30/97                11.04             0.28             0.27             (0.25)              --
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7               $10.56            $0.27            $0.31            $(0.28)          $   --
9/30/00                                  10.52             0.54             0.02             (0.52)              --
9/30/99                                  11.15             0.51            (0.59)            (0.52)           (0.03)
9/30/98                                  10.77             0.52             0.38             (0.52)              --
9/30/97                                  10.44             0.53             0.33             (0.53)              --
9/30/96                                  10.33             0.52             0.12             (0.53)              --
SERVICE CLASS
10/1/00 through 3/31/01 7               $10.55            $0.27            $0.30            $(0.27)          $   --
9/30/00                                  10.52             0.51             0.01             (0.49)              --
9/30/99                                  11.15             0.47            (0.59)            (0.48)           (0.03)
9/30/98                                  10.77             0.47             0.39             (0.48)              --
9/30/97                                  10.44             0.50             0.33             (0.50)              --
9/30/96                                  10.33             0.50             0.11             (0.50)              --
INVESTOR A CLASS
10/1/00 through 3/31/01 7               $10.56            $0.25            $0.30            $(0.26)          $   --
9/30/00                                  10.52             0.49             0.02             (0.47)              --
9/30/99                                  11.15             0.46            (0.59)            (0.47)           (0.03)
9/30/98                                  10.77             0.45             0.40             (0.47)              --
9/30/97                                  10.44             0.48             0.33             (0.48)              --
9/30/96                                  10.33             0.48             0.11             (0.48)              --
INVESTOR B CLASS
10/1/00 through 3/31/01 7               $10.48            $0.21            $0.30            $(0.22)          $   --
9/30/00                                  10.44             0.42             0.02             (0.40)              --
9/30/99                                  11.15             0.38            (0.62)            (0.44)           (0.03)
9/30/98                                  10.77             0.39             0.41             (0.42)              --
9/30/97                                  10.44             0.40             0.33             (0.40)              --
9/30/96                                  10.33             0.40             0.11             (0.40)              --





                                          Net                               Net
                                         asset                            assets               Ratio of
                                         value                            end of              expenses to
                                        end of            Total           period              average net
                                        period            return          (000)                 assets
----------------------------------------------------------------------------------------------------------
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7               $11.26             5.86%        $  332,852               0.60% 2
9/30/00                                  10.92             4.80            318,300               0.60
9/30/99                                  10.96            (1.68)           302,319               0.60
9/30/98                                  11.73             8.85            285,921               0.60
9/30/97                                  11.34            10.09              9,419               0.55
9/30/96                                  10.84             7.45              8,350               0.55
SERVICE CLASS
10/1/00 through 3/31/01 7               $11.26             5.71%        $    4,984               0.90% 2
9/30/00                                  10.92             4.49              5,347               0.90
9/30/99                                  10.96            (1.97)             5,754               0.90
9/30/98                                  11.73             8.52              5,430               0.88
9/30/97                                  11.34             9.77             58,779               0.85
9/30/96                                  10.84             7.14             36,161               0.85
INVESTOR A CLASS
10/1/00 through 3/31/01 7               $11.26             5.62% 3      $    9,560               1.08% 2
9/30/00                                  10.92             4.31 3            8,751               1.07
9/30/99                                  10.96            (2.14) 3           6,591               1.07
9/30/98                                  11.73             8.34 3            6,440               1.05
9/30/97                                  11.34             9.58 3            5,530               1.02
9/30/96                                  10.84             6.94 3            4,873               1.04
INVESTOR B CLASS
10/1/00 through 3/31/01 7               $11.26             5.23% 4      $    4,005               1.81% 2
9/30/00                                  10.92             3.54 4            2,723               1.82
9/30/99                                  10.96            (2.87) 4           3,434               1.82
9/30/98                                  11.73             7.53 4            2,034               1.79
9/30/97                                  11.34             8.77 4              926               1.75
7/18/96 1 through 9/30/96                10.84             1.72 4               10               1.65 2
INVESTOR C CLASS
10/1/00 through 3/31/01 7               $11.26             5.13% 4      $    2,528               1.79% 2
9/30/00                                  10.93             3.63 4            1,129               1.82
9/30/99                                  10.96            (2.87) 4           2,868               1.82
9/30/98                                  11.73             7.53 4            1,024               1.70
2/28/97 1 through 9/30/97                11.34             5.02 4               --               1.70 2
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7               $10.86             5.56%        $  904,719               0.60% 2
9/30/00                                  10.56             5.50            884,678               0.60
9/30/99                                  10.52            (0.82)           994,381               0.60
9/30/98                                  11.15             8.51          1,054,070               0.58
9/30/97                                  10.77             8.43              5,108               0.55
9/30/96                                  10.44             6.29              3,609               0.55
SERVICE CLASS
10/1/00 through 3/31/01 7               $10.85             5.41%        $   10,471               0.90% 2
9/30/00                                  10.55             5.09             12,646               0.90
9/30/99                                  10.52            (1.11)            14,132               0.90
9/30/98                                  11.15             8.19             20,669               0.86
9/30/97                                  10.77             8.10             50,395               0.85
9/30/96                                  10.44             5.97             34,297               0.85
INVESTOR A CLASS
10/1/00 through 3/31/01 7               $10.85             5.22% 3      $   33,988               1.08% 2
9/30/00                                  10.56             5.03 3           30,770               1.07
9/30/99                                  10.52            (1.25) 3          36,634               1.04
9/30/98                                  11.15             8.04 3           34,712               1.01
9/30/97                                  10.77             7.95 3           32,900               0.97
9/30/96                                  10.44             5.81 3           38,031               1.00
INVESTOR B CLASS
10/1/00 through 3/31/01 7               $10.77             4.87% 4      $   23,397               1.82% 2
9/30/00                                  10.48             4.33 4           21,584               1.82
9/30/99                                  10.44            (2.21) 4          23,602               1.82
9/30/98                                  11.15             7.56 4           17,601               1.78
9/30/97                                  10.77             7.12 4           12,388               1.76
9/30/96                                  10.44             5.04 4            7,974               1.74



                                                                           Ratio of net
                                                                           investment
                                       Ratio of expenses                     income
                                           to average     Ratio of net     to average
                                           net assets   investment income   net assets  Portfolio
                                           (excluding    to average net    (excluding   turnover
                                            waivers)        assets          waivers)      rate
-------------------------------------------------------------------------------------------------
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7                     0.83% 2         5.12% 2         4.89% 2       16%
9/30/00                                       0.82            5.32            5.10          43
9/30/99                                       0.82            4.57            4.35         104
9/30/98                                       0.88            4.61            4.33         100
9/30/97                                       0.90            5.07            4.72         262
9/30/96                                       0.89            5.10            4.78         268
SERVICE CLASS
10/1/00 through 3/31/01 7                     1.13% 2         4.82% 2         4.59% 2       16%
9/30/00                                       1.12            5.02            4.80          43
9/30/99                                       1.12            4.27            4.05         104
9/30/98                                       1.16            4.34            4.06         100
9/30/97                                       1.20            4.76            4.41         262
9/30/96                                       1.18            4.88            4.56         268
INVESTOR A CLASS
10/1/00 through 3/31/01 7                     1.31% 2         4.65% 2         4.42% 2       16%
9/30/00                                       1.29            4.85            4.63          43
9/30/99                                       1.29            4.10            3.88         104
9/30/98                                       1.33            4.17            3.89         100
9/30/97                                       1.37            4.60            4.25         262
9/30/96                                       1.37            4.67            4.35         268
INVESTOR B CLASS
10/1/00 through 3/31/01 7                     2.03% 2         3.88% 2         3.65% 2       16%
9/30/00                                       2.04            4.09            3.87          43
9/30/99                                       2.04            3.35            3.13         104
9/30/98                                       2.07            3.39            3.11         100
9/30/97                                       2.10            3.65            3.30         262
7/18/96 1 through 9/30/96                     1.98 2          3.84 2          3.51 2       268
INVESTOR C CLASS
10/1/00 through 3/31/01 7                     2.02% 2         3.83% 2         3.61% 2       16%
9/30/00                                       2.04            4.13            3.91          43
9/30/99                                       2.04            3.35            3.13         104
9/30/98                                       1.98            3.19            2.91         100
2/28/97 1 through 9/30/97                     2.05 2          3.95 2          3.60 2       262
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7                     0.80% 2         5.19% 2         4.99% 2        7%
9/30/00                                       0.79            5.19            5.00          31
9/30/99                                       0.79            4.67            4.48          28
9/30/98                                       0.82            4.66            4.42          43
9/30/97                                       0.86            4.97            4.66          97
9/30/96                                       0.85            5.01            4.72         119
SERVICE CLASS
10/1/00 through 3/31/01 7                     1.10% 2         4.89% 2         4.69% 2        7%
9/30/00                                       1.09            4.90            4.71          31
9/30/99                                       1.09            4.37            4.18          28
9/30/98                                       1.10            4.39            4.15          43
9/30/97                                       1.16            4.67            4.36          97
9/30/96                                       1.15            4.74            4.44         119
INVESTOR A CLASS
10/1/00 through 3/31/01 7                     1.28% 2         4.73% 2         4.53% 2        7%
9/30/00                                       1.26            4.74            4.55          31
9/30/99                                       1.23            4.23            4.04          28
9/30/98                                       1.25            4.25            4.01          43
9/30/97                                       1.30            4.54            4.23          97
9/30/96                                       1.30            4.58            4.29         119
INVESTOR B CLASS
10/1/00 through 3/31/01 7                     2.02% 2         4.01% 2         3.81% 2        7%
9/30/00                                       2.01            4.01            3.82          31
9/30/99                                       2.00            3.45            3.26          28
9/30/98                                       2.02            3.46            3.22          43
9/30/97                                       2.07            3.73            3.42          97
9/30/96                                       2.03            3.81            3.51         119

--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                   34 and 35

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period




                                         Net                             Net gain
                                        asset                           (loss) on        Distributions    Distributions
                                        value              Net          investments        from net         from net
                                      beginning         investment    (both realized      investment        realized
                                      of period           income      and unrealized)       income           gains
------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/00 through 3/31/01 7               $10.51            $0.21            $0.31            $(0.22)          $   --
9/30/00                                  10.48             0.42             0.01             (0.40)              --
9/30/99                                  11.15             0.39            (0.59)            (0.44)           (0.03)
8/14/98 1 through 9/30/98                11.00             0.42             0.15             (0.42)              --
------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7               $11.31            $0.30            $0.43            $(0.30)          $   --
9/30/00                                  11.30             0.58            (0.02)            (0.55)              --
9/30/99                                  12.07             0.54            (0.70)            (0.55)           (0.06)
5/4/98 1 through 9/30/98                 11.71             0.23             0.36             (0.23)              --
SERVICE CLASS
10/1/00 through 3/31/01 7               $11.31            $0.28            $0.43            $(0.28)          $   --
9/30/00                                  11.30             0.56            (0.03)            (0.52)              --
9/30/99                                  12.07             0.51            (0.70)            (0.52)           (0.06)
9/30/98                                  11.65             0.52             0.42             (0.52)              --
9/30/97                                  11.27             0.52             0.37             (0.51)              --
2/1/96 through 9/30/96                   11.61             0.73            (0.32)            (0.75)              --
INVESTOR A CLASS
10/1/00 through 3/31/01 7               $11.31            $0.26            $0.44            $(0.27)          $   --
9/30/00                                  11.30             0.53            (0.02)            (0.50)              --
9/30/99                                  12.07             0.48            (0.69)            (0.50)           (0.06)
9/30/98                                  11.65             0.50             0.42             (0.50)              --
9/30/97                                  11.27             0.51             0.37             (0.50)              --
2/1/96 through 9/30/96                   11.61             0.34            (0.34)            (0.34)              --
INVESTOR B CLASS
10/1/00 through 3/31/01 7               $11.31            $0.22            $0.44            $(0.23)          $   --
9/30/00                                  11.30             0.45            (0.02)            (0.42)              --
9/30/99                                  12.07             0.40            (0.70)            (0.41)           (0.06)
9/30/98                                  11.65             0.41             0.42             (0.41)              --
9/30/97                                  11.27             0.41             0.38             (0.41)              --
7/2/96 1 through 9/30/96                 11.15             0.09             0.12             (0.09)              --
INVESTOR C CLASS
2/5/01 6 through 3/31/01 7              $11.70            $0.08            $0.04            $(0.06)          $   --
10/1/99 through 3/3/00                   11.30             0.18            (0.26)            (0.18)              --
12/9/98 1 through 9/30/99                11.98             0.32            (0.67)            (0.33)              --
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7               $10.22            $0.28            $0.43            $(0.28)          $   --
9/30/00                                  10.19             0.54               --             (0.51)              --
9/30/99                                  10.88             0.47            (0.65)            (0.47)           (0.04)
9/30/98                                  10.50             0.48             0.37             (0.47)              --
9/30/97                                  10.15             0.51             0.34             (0.50)              --
9/30/96                                  10.05             0.50             0.10             (0.50)              --
SERVICE CLASS
10/1/00 through 3/31/01 7               $10.22            $0.26            $0.43            $(0.26)          $   --
9/30/00                                  10.19             0.51               --             (0.48)              --
9/30/99                                  10.88             0.47            (0.65)            (0.47)           (0.04)
9/30/98                                  10.50             0.48             0.37             (0.47)              --
9/30/97                                  10.15             0.47             0.35             (0.47)              --
9/30/96                                  10.05             0.48             0.10             (0.48)              --
INVESTOR A CLASS
10/1/00 through 3/31/01 7               $10.22            $0.24            $0.44            $(0.25)          $   --
9/30/00                                  10.19             0.49               --             (0.46)              --
9/30/99                                  10.88             0.45            (0.65)            (0.45)           (0.04)
9/30/98                                  10.50             0.45             0.38             (0.45)              --
9/30/97                                  10.15             0.45             0.35             (0.45)              --
9/30/96                                  10.05             0.46             0.10             (0.46)              --
INVESTOR B CLASS
10/1/00 through 3/31/01 7               $10.22            $0.20            $0.44            $(0.21)          $   --
9/30/00                                  10.19             0.42               --             (0.39)              --
9/30/99                                  10.88             0.37            (0.65)            (0.37)           (0.04)
9/30/98                                  10.50             0.37             0.38             (0.37)              --
9/30/97                                  10.15             0.37             0.35             (0.37)              --
9/30/96                                  10.05             0.38             0.10             (0.38)              --



                                         Net                               Net
                                        asset                            assets               Ratio of
                                        value                            end of              expenses to
                                       end of            Total           period              average net
                                       period            return          (000)                 assets
---------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/00 through 3/31/01 7              $10.81             4.95% 4      $      539               1.81% 2
9/30/00                                 10.51             4.32 4              388               1.82
9/30/99                                 10.48            (1.93) 4             907               1.82
8/14/98 1 through 9/30/98               11.15             7.56 4              184               1.58 2
------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7              $11.74             6.49%        $  133,441               0.60% 2
9/30/00                                 11.31             5.15            130,463               0.60
9/30/99                                 11.30            (1.35)           134,046               0.60
5/4/98 1 through 9/30/98                12.07             8.38            145,708               0.60 2
SERVICE CLASS
10/1/00 through 3/31/01 7              $11.74             6.33%        $   17,689               0.90% 2
9/30/00                                 11.31             4.84             18,673               0.90
9/30/99                                 11.30            (1.65)            24,626               0.90
9/30/98                                 12.07             8.28             34,803               0.88
9/30/97                                 11.65             8.11             84,596               0.85
2/1/96 through 9/30/96                  11.27             0.15             88,077               0.85 2
INVESTOR A CLASS
10/1/00 through 3/31/01 7              $11.74             6.24% 3      $    2,420               1.08% 2
9/30/00                                 11.31             4.67 3            1,723               1.07
9/30/99                                 11.30            (1.82) 3           1,328               1.07
9/30/98                                 12.07             8.10 3            1,432               1.06
9/30/97                                 11.65             7.94 3            1,548               1.02
2/1/96 through 9/30/96                  11.27            (0.01) 3             894               1.01 2
INVESTOR B CLASS
10/1/00 through 3/31/01 7              $11.74             5.85% 4      $    2,611               1.80% 2
9/30/00                                 11.31             3.89 4            1,614               1.82
9/30/99                                 11.30            (2.55) 4           1,440               1.82
9/30/98                                 12.07             7.30 4            1,051               1.80
9/30/97                                 11.65             7.14 4              767               1.74
7/2/96 1 through 9/30/96                11.27             2.04 4               30               1.74 2
INVESTOR C CLASS
2/5/01 6 through 3/31/01 7             $11.76             1.04% 4      $        5               1.80% 2
10/1/99 through 3/3/00                  11.04            (0.73) 4              -- 5             1.82 2
12/9/98 1 through 9/30/99               11.30            (3.02) 4              19               1.82 2
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7              $10.65             7.00%        $   91,771               0.60% 2
9/30/00                                 10.22             5.52             89,239               0.60
9/30/99                                 10.19            (1.38)            92,455               0.60
9/30/98                                 10.88             8.56            101,066               0.60
9/30/97                                 10.50             8.53                928               0.55
9/30/96                                 10.15             6.12                409               0.51
SERVICE CLASS
10/1/00 through 3/31/01 7              $10.65             6.85%        $       40               0.90% 2
9/30/00                                 10.22             5.20                 38               0.90
9/30/99                                 10.19            (1.68)               254               0.90
9/30/98                                 10.88             8.23                712               0.88
9/30/97                                 10.50             8.21              7,421               0.85
9/30/96                                 10.15             5.80              6,377               0.79
INVESTOR A CLASS
10/1/00 through 3/31/01 7              $10.65             6.76% 3      $    3,562               1.08% 2
9/30/00                                 10.22             5.03 3            3,243               1.07
9/30/99                                 10.19            (1.85) 3           3,036               1.07
9/30/98                                 10.88             8.05 3            2,774               1.06
9/30/97                                 10.50             8.03 3            2,614               1.02
9/30/96                                 10.15             5.66 3            2,833               0.91
INVESTOR B CLASS
10/1/00 through 3/31/01 7              $10.65             6.36% 4      $    2,478               1.80% 2
9/30/00                                 10.22             4.25 4            1,668               1.82
9/30/99                                 10.19            (2.58) 4           1,426               1.82
9/30/98                                 10.88             7.25 4            1,116               1.79
9/30/97                                 10.50             7.23 4              622               1.75
9/30/96                                 10.15             4.87 4              161               1.66



                                                                            Ratio of net
                                                                            investment
                                        Ratio of expenses                     income
                                            to average     Ratio of net     to average
                                            net assets   investment income   net assets  Portfolio
                                            (excluding    to average net    (excluding   turnover
                                             waivers)        assets          waivers)      rate
--------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/00 through 3/31/01 7                      2.01% 2         3.97% 2         3.77% 2        7%
9/30/00                                        2.01            4.01            3.82          31
9/30/99                                        1.97            3.45            3.26          28
8/14/98 1 through 9/30/98                      1.82 2          2.98 2          2.74 2        43
------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7                      0.85% 2         5.15% 2         4.90% 2       15%
9/30/00                                        0.82            5.24            5.02          77
9/30/99                                        0.81            4.59            4.37          43
5/4/98 1 through 9/30/98                       0.90 2          4.67 2          4.37 2        24
SERVICE CLASS
10/1/00 through 3/31/01 7                      1.15% 2         4.85% 2         4.59% 2       15%
9/30/00                                        1.12            4.92            4.70          77
9/30/99                                        1.11            4.28            4.07          43
9/30/98                                        1.18            4.37            4.07          24
9/30/97                                        1.17            4.59            4.27          77
2/1/96 through 9/30/96                         1.17 2          4.44 2          4.13 2       109
INVESTOR A CLASS
10/1/00 through 3/31/01 7                      1.33% 2         4.68% 2         4.43% 2       15%
9/30/00                                        1.29            4.81            4.59          77
9/30/99                                        1.28            4.11            3.90          43
9/30/98                                        1.36            4.26            3.96          24
9/30/97                                        1.34            4.41            4.09          77
2/1/96 through 9/30/96                         1.33 2          4.29 2          3.98 2       109
INVESTOR B CLASS
10/1/00 through 3/31/01 7                      2.05% 2         3.91% 2         3.67% 2       15%
9/30/00                                        2.04            4.02            3.80          77
9/30/99                                        2.03            3.36            3.15          43
9/30/98                                        2.10            3.43            3.13          24
9/30/97                                        2.06            3.60            3.28          77
7/2/96 1 through 9/30/96                       2.06 2          3.48 2          3.16 2       109
INVESTOR C CLASS
2/5/01 6 through 3/31/01 7                     2.05% 2         3.91% 2         3.67% 2       15%
10/1/99 through 3/3/00                         2.04 2          3.90 2          3.68 2        77
12/9/98 1 through 9/30/99                      2.03 2          3.36 2          3.15 2        43
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7                      0.88% 2         5.31% 2         5.03% 2        9%
9/30/00                                        0.85            5.41            5.16          23
9/30/99                                        0.81            4.75            4.54          23
9/30/98                                        0.93            4.64            4.31          77
9/30/97                                        1.06            4.80            4.29          87
9/30/96                                        1.10            4.96            4.37         136
SERVICE CLASS
10/1/00 through 3/31/01 7                      1.17% 2         5.01% 2         4.74% 2        9%
9/30/00                                        1.15            5.09            4.84          23
9/30/99                                        1.11            4.45            4.24          23
9/30/98                                        1.21            4.37            4.04          77
9/30/97                                        1.36            4.51            4.00          87
9/30/96                                        1.38            4.69            4.10         136
INVESTOR A CLASS
10/1/00 through 3/31/01 7                      1.36% 2         4.84% 2         4.56% 2        9%
9/30/00                                        1.32            4.94            4.69          23
9/30/99                                        1.28            4.28            4.07          23
9/30/98                                        1.39            4.22            3.89          77
9/30/97                                        1.53            4.35            3.84          87
9/30/96                                        1.50            4.57            3.98         136
INVESTOR B CLASS
10/1/00 through 3/31/01 7                      2.07% 2         4.05% 2         3.78% 2        9%
9/30/00                                        2.07            4.19            3.94          23
9/30/99                                        2.03            3.53            3.32          23
9/30/98                                        2.12            3.41            3.08          77
9/30/97                                        2.26            3.52            3.01          87
9/30/96                                        2.26            3.80            3.21         136

See accompanying notes to financial statements.

                                   36 and 37

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period




                                         Net                             Net gain
                                        asset                           (loss) on        Distributions    Distributions
                                        value              Net          investments        from net         from net
                                      beginning         investment    (both realized      investment        realized
                                      of period           income      and unrealized)       income           gains
------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/00 through 3/31/01 7               $10.22            $0.20            $0.44            $(0.21)          $   --
9/30/00                                  10.19             0.42               --             (0.39)              --
9/30/99                                  10.88             0.37            (0.65)            (0.37)           (0.04)
8/26/98 1 through 9/30/98                10.74             0.03             0.14             (0.03)              --
----------------------------------
DELAWARE TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7               $ 9.68            $0.24            $0.34            $(0.22)          $   --
9/30/00                                   9.62             0.47             0.04             (0.45)              --
9/30/99                                  10.33             0.44            (0.54)            (0.47)           (0.14)
5/11/98 1 through 9/30/98                10.00             0.17             0.34             (0.18)              --
SERVICE CLASS
10/1/00 through 3/31/01 7               $ 9.68            $0.23            $0.34            $(0.21)          $   --
9/30/00                                   9.62             0.44             0.04             (0.42)              --
9/30/99                                  10.33             0.44            (0.57)            (0.44)           (0.14)
5/11/98 1 through 9/30/98                10.00             0.16             0.34             (0.17)              --
INVESTOR A CLASS
10/1/00 through 3/31/01 7               $ 9.68            $0.22            $0.34            $(0.20)          $   --
9/30/00                                   9.62             0.43             0.04             (0.41)              --
9/30/99                                  10.33             0.39            (0.54)            (0.42)           (0.14)
5/11/98 1 through 9/30/98                10.00             0.15             0.34             (0.16)              --
INVESTOR B CLASS
10/1/00 through 3/31/01 7               $ 9.68            $0.18            $0.34            $(0.16)          $   --
9/30/00                                   9.62             0.35             0.05             (0.34)              --
9/30/99                                  10.33             0.32            (0.54)            (0.35)           (0.14)
5/11/98 1 through 9/30/98                10.00             0.12             0.34             (0.13)              --
INVESTOR C CLASS
10/1/00 through 3/31/01 7               $ 9.68            $0.18            $0.34            $(0.16)          $   --
9/30/00                                   9.62             0.35             0.05             (0.34)              --
9/30/99                                  10.33             0.32            (0.54)            (0.35)           (0.14)
5/11/98 1 through 9/30/98                10.00             0.12             0.34             (0.13)              --
----------------------------------
KENTUCKY TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7               $ 9.60            $0.24            $0.30            $(0.24)          $   --
9/30/00                                   9.63             0.48            (0.05)            (0.46)              --
9/30/99                                  10.31             0.45            (0.57)            (0.46)           (0.10)
5/11/98 1 through 9/30/98                10.00             0.18             0.31             (0.18)              --
SERVICE CLASS
10/1/00 through 3/31/01 7               $ 9.60            $0.23            $0.30            $(0.23)          $   --
9/30/00                                   9.63             0.44            (0.04)            (0.43)              --
9/30/99                                  10.31             0.44            (0.59)            (0.43)           (0.10)
5/11/98 1 through 9/30/98                10.00             0.19             0.29             (0.17)              --
INVESTOR A CLASS
10/1/00 through 3/31/01 7               $ 9.60            $0.23            $0.29            $(0.22)          $   --
9/30/00                                   9.63             0.44            (0.05)            (0.42)              --
9/30/99                                  10.31             0.40            (0.57)            (0.41)           (0.10)
5/11/98 1 through 9/30/98                10.00             0.16             0.31             (0.16)              --
INVESTOR B CLASS
10/1/00 through 3/31/01 7               $ 9.60            $0.18            $0.30            $(0.18)          $   --
9/30/00                                   9.63             0.37            (0.05)            (0.35)              --
9/30/99                                  10.31             0.34            (0.58)            (0.34)           (0.10)
5/11/98 1 through 9/30/98                10.00             0.15             0.29             (0.13)              --
INVESTOR C CLASS
10/1/00 through 3/31/01 7               $ 9.62            $0.18            $0.30            $(0.18)          $   --
9/30/00                                   9.63             0.41            (0.07)            (0.35)              --
9/30/99                                  10.31             0.33            (0.57)            (0.34)           (0.10)
5/11/98 1 through 9/30/98                10.00             0.15             0.29             (0.13)              --




                                           Net                               Net
                                          asset                            assets               Ratio of
                                          value                            end of              expenses to
                                         end of            Total           period              average net
                                         period            return          (000)                 assets
-----------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/00 through 3/31/01 7                $10.65             6.36% 4      $      467               1.82% 2
9/30/00                                   10.22             4.25 4              412               1.82
9/30/99                                   10.19            (2.58) 4             192               1.82
8/26/98 1 through 9/30/98                 10.88             1.60 4              527               1.71 2
----------------------------------
DELAWARE TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7                $10.04             6.07%        $   87,554               0.70% 2
9/30/00                                    9.68             5.50             94,865               0.70
9/30/99                                    9.62            (1.10)           104,683               0.70
5/11/98 1 through 9/30/98                 10.33             5.16            114,524               0.70 2
SERVICE CLASS
10/1/00 through 3/31/01 7                $10.04             5.91%        $       --               1.00% 2
9/30/00                                    9.68             5.19                 --               1.00
9/30/99                                    9.62            (1.40)                --               1.00
5/11/98 1 through 9/30/98                 10.33             5.04                 --               0.67 2
INVESTOR A CLASS
10/1/00 through 3/31/01 7                $10.04             5.82% 3      $    3,623               1.18% 2
9/30/00                                    9.68             5.01 3            3,741               1.17
9/30/99                                    9.62            (1.57) 3           4,468               1.17
5/11/98 1 through 9/30/98                 10.33             4.97 3            2,546               1.15 2
INVESTOR B CLASS
10/1/00 through 3/31/01 7                $10.04             5.43% 4      $    2,278               1.91% 2
9/30/00                                    9.68             4.23 4            1,769               1.92
9/30/99                                    9.62            (2.31) 4           3,149               1.92
5/11/98 1 through 9/30/98                 10.33             4.67 4            1,740               1.83 2
INVESTOR C CLASS
10/1/00 through 3/31/01 7                $10.04             5.43% 4      $      434               1.92% 2
9/30/00                                    9.68             4.23 4              371               1.92
9/30/99                                    9.62            (2.31) 4             889               1.92
5/11/98 1 through 9/30/98                 10.33             4.67 4              716               1.89 2
----------------------------------
KENTUCKY TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7                $ 9.90             5.71%        $  153,352               0.70% 2
9/30/00                                    9.60             4.66            150,646               0.70
9/30/99                                    9.63            (1.23)           167,799               0.70
5/11/98 1 through 9/30/98                 10.31             4.95            196,493               0.70 2
SERVICE CLASS
10/1/00 through 3/31/01 7                $ 9.90             5.56%        $       91               1.00% 2
9/30/00                                    9.60             4.35                 88               1.00
9/30/99                                    9.63            (1.52)                --               1.00
5/11/98 1 through 9/30/98                 10.31             4.82                 --               0.67 2
INVESTOR A CLASS
10/1/00 through 3/31/01 7                $ 9.90             5.47% 3      $    1,987               1.20% 2
9/30/00                                    9.60             4.17 3            3,686               1.17
9/30/99                                    9.63            (1.69) 3           1,856               1.17
5/11/98 1 through 9/30/98                 10.31             4.76 3              975               1.17 2
INVESTOR B CLASS
10/1/00 through 3/31/01 7                $ 9.90             5.08% 4      $      422               1.91% 2
9/30/00                                    9.60             3.40 4              279               1.92
9/30/99                                    9.63            (2.43) 4             203               1.92
5/11/98 1 through 9/30/98                 10.31             4.45 4               --               0.67 2
INVESTOR C CLASS
10/1/00 through 3/31/01 7                $ 9.92             5.07% 4      $      101               1.92% 2
9/30/00                                    9.62             3.61 4               69               1.92
9/30/99                                    9.63            (2.43) 4             571               1.92
5/11/98 1 through 9/30/98                 10.31             4.45 4               --               0.67 2



                                                                           Ratio of net
                                                                           investment
                                       Ratio of expenses                     income
                                           to average     Ratio of net     to average
                                           net assets   investment income   net assets  Portfolio
                                           (excluding    to average net    (excluding   turnover
                                            waivers)        assets          waivers)      rate
-------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/00 through 3/31/01 7                     2.09% 2         4.06% 2         3.79% 2        9%
9/30/00                                       2.07            4.19            3.94          23
9/30/99                                       2.03            3.53            3.32          23
8/26/98 1 through 9/30/98                     2.04 2          2.82 2          2.49 2        77
----------------------------------
DELAWARE TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7                     0.91% 2         4.90% 2         4.69% 2        5%
9/30/00                                       0.91            4.90            4.69          27
9/30/99                                       0.86            4.38            4.22          31
5/11/98 1 through 9/30/98                     0.88 2          4.18 2          4.00 2        54
SERVICE CLASS
10/1/00 through 3/31/01 7                     1.22% 2         4.60% 2         4.38% 2        5%
9/30/00                                       1.21            4.60            4.39          27
9/30/99                                       1.16            4.08            3.92          31
5/11/98 1 through 9/30/98                     0.85 2          5.00 2          4.82 2        54
INVESTOR A CLASS
10/1/00 through 3/31/01 7                     1.39% 2         4.44% 2         4.23% 2        5%
9/30/00                                       1.38            4.45            4.24          27
9/30/99                                       1.33            3.91            3.75          31
5/11/98 1 through 9/30/98                     1.33 2          3.68 2          3.50 2        54
INVESTOR B CLASS
10/1/00 through 3/31/01 7                     2.12% 2         3.69% 2         3.47% 2        5%
9/30/00                                       2.13            3.67            3.46          27
9/30/99                                       2.08            3.16            3.00          31
5/11/98 1 through 9/30/98                     2.01 2          2.89 2          2.71 2        54
INVESTOR C CLASS
10/1/00 through 3/31/01 7                     2.13% 2         3.68% 2         3.47% 2        5%
9/30/00                                       2.13            3.67            3.46          27
9/30/99                                       2.08            3.16            3.00          31
5/11/98 1 through 9/30/98                     2.07 2          2.81 2          2.63 2        54
----------------------------------
KENTUCKY TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7                     0.83% 2         5.12% 2         4.99% 2       15%
9/30/00                                       0.88            5.06            4.88          55
9/30/99                                       0.88            4.56            4.38          25
5/11/98 1 through 9/30/98                     0.95 2          4.54 2          4.29 2         7
SERVICE CLASS
10/1/00 through 3/31/01 7                     1.13% 2         4.82% 2         4.69% 2       15%
9/30/00                                       1.18            4.76            4.58          55
9/30/99                                       1.18            4.26            4.08          25
5/11/98 1 through 9/30/98                     0.92 2          5.00 2          4.75 2         7
INVESTOR A CLASS
10/1/00 through 3/31/01 7                     1.34% 2         4.71% 2         4.58% 2       15%
9/30/00                                       1.35            4.63            4.45          55
9/30/99                                       1.35            4.09            3.91          25
5/11/98 1 through 9/30/98                     1.42 2          4.07 2          3.82 2         7
INVESTOR B CLASS
10/1/00 through 3/31/01 7                     2.04% 2         3.89% 2         3.76% 2       15%
9/30/00                                       2.10            3.86            3.68          55
9/30/99                                       2.10            3.34            3.16          25
5/11/98 1 through 9/30/98                     0.92 2          0.64 2          0.39 2         7
INVESTOR C CLASS
10/1/00 through 3/31/01 7                     2.05% 2         3.87% 2         3.74% 2       15%
9/30/00                                       2.10            3.78            3.60          55
9/30/99                                       2.10            3.34            3.16          25
5/11/98 1 through 9/30/98                     0.92 2          5.00 2          4.75 2         7

1  Commencement of operations of share class.
2  Annualized.
3  Sales load not reflected in total return.
4  Contingent deferred sales load not reflected in total return.
5 There were no Investor C shares outstanding as of September 30, 2000. 6 Reissuance of shares.
7  Unaudited.

See accompanying notes to financial statements.

                                   38 and 39

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock Funds(SM) ("the Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 42 publicly-offered portfolios, six of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


          Portfolio                                                       Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                              Institutional           Service            Investor A            Investor B            Investor C
------------------------------------------------------------------------------------------------------------------------------------
                          Contractual  Actual  Contractual  Actual  Contractual Actual     Contractual Actual  Contractual  Actual
                             Fees      Fees(4)    Fees(1)   Fees(4)    Fees(2)  Fees(4)      Fees(3)   Fees(4)   Fees(3)    Fees(4)
------------------------------------------------------------------------------------------------------------------------------------
  Tax-Free Income            None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
  Pennsylvania Tax-Free
    Income                   None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
  New Jersey Tax-Free
    Income                   None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
  Ohio Tax-Free Income       None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
  Delaware Tax-Free Income   None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
  Kentucky Tax-Free Income   None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
------------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of March 31, 2001.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or on the basis of quotations provided by a pricing service or dealer which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees. As of March 31, 2001, there were no securities valued in accordance with such fair value procedures.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences

                                 BLACKROCK FUNDS

between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     FUTURES TRANSACTIONS -- The Portfolios may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge municipal securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Portfolios may invest in financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolios sell or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios as writers of options, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of unfavorable changes in the price of the security underlying the written options. There were no options held by the Portfolios at March 31, 2001.

(B)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc. ("BFM"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:


                                                       Tax-Free Income, Pennsylvania                     Delaware Tax-Free
                                              Tax-Free Income, New Jersey Tax-Free Income and           Income and Kentucky
                                                      Ohio Tax-Free Income Portfolios               Tax-Free Income Portfolios
                                              -----------------------------------------------       --------------------------
                                                                Investment                                  Investment
               Average Daily Net Assets                        Advisory Fee                                Advisory Fee
               --------------------------     -----------------------------------------------       --------------------------
               first $1 billion                                    .500%                                       .550%
               $1 billion -- $2 billion                            .450                                        .500
               $2 billion -- $3 billion                            .425                                        .475
               greater than $3 billion                             .400                                        .450

                                 BLACKROCK FUNDS

     For the six months ended March 31, 2001, advisory fees and waivers for each Portfolio were as follows:


                                                                      Gross                             Net Advisory
                                                                   Advisory Fee           Waiver             Fee
                                                                   ------------          --------       ------------
     Tax-Free Income Portfolio .................................    $  857,932           $395,211        $  462,721
     Pennsylvania Tax-Free Income Portfolio ....................     2,392,495            952,021         1,440,474
     New Jersey Tax-Free Income Portfolio ......................       384,744            194,503           190,241
     Ohio Tax-Free Income Portfolio ............................       242,097            134,778           107,319
     Delaware Tax-Free Income Portfolio ........................       269,264            104,577           164,687
     Kentucky Tax-Free Income Portfolio ........................       434,078            106,154           327,924

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     At March 31, 2001, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

     Tax-Free Income Portfolio .....................      .485%    $1,561,410
     Pennsylvania Tax-Free Income Portfolio ........      .470%     3,911,581
     New Jersey Tax-Free Income Portfolio ..........      .475%       735,944
     Ohio Tax-Free Income Portfolio ................      .515%       524,548
     Delaware Tax-Free Income Portfolio ............      .585%       448,368
     Kentucky Tax-Free Income Portfolio ............      .585%       647,976

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     For the six months ended March 31, 2001, administration fees and waivers for each Portfolio were as follows:


                                                                        Gross                            Net
                                                                 Administration Fee     Waiver    Administration Fee
                                                                 ------------------     ------    ------------------
     Tax-Free Income Portfolio .................................     $  394,649          $--         $  394,649
     Pennsylvania Tax-Free Income Portfolio ....................      1,054,711           --          1,054,711
     New Jersey Tax-Free Income Portfolio ......................        176,982           --            176,982
     Ohio Tax-Free Income Portfolio ............................        111,364           --            111,364
     Delaware Tax-Free Income Portfolio ........................        112,601           --            112,601
     Kentucky Tax-Free Income Portfolio ........................        181,523           --            181,523

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

                                 BLACKROCK FUNDS

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the six months ended March 31, 2001, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                                      Purchases               Sales
                                                                     -----------           -----------
     Tax-Free Income Portfolio ...........................           $61,076,402           $54,763,870
     Pennsylvania Tax-Free Income Portfolio ..............            64,842,229            93,024,085
     New Jersey Tax-Free Income Portfolio ................            22,721,043            31,391,749
     Ohio Tax-Free Income Portfolio ......................             8,541,681            15,883,911
     Delaware Tax-Free Income Portfolio ..................             5,043,216            18,063,669
     Kentucky Tax-Free Income Portfolio ..................            23,216,451            33,942,666

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:


                                                                  Tax-Free Income Portfolio
                                                 -------------------------------------------------------------------
                                                     For the Six Months Ended               For the Year Ended
                                                       3/31/01 (Unaudited)                       9/30/00
                                                 -----------------------------       -------------------------------
                                                   Shares             Value             Shares              Value
                                                 ----------       ------------       -----------       -------------
Shares sold:
     Institutional Class ....................       3,157,233       $ 35,164,379        16,382,884       $ 174,988,526
     Service Class ..........................          46,150            513,367           243,246           2,609,861
     Investor A Class .......................       2,122,991         23,707,456           557,276           6,053,258
     Investor B Class .......................         124,016          1,390,573            75,176             802,821
     Investor C Class .......................         144,037          1,595,090           401,559           4,282,285
Shares issued in reinvestment of dividends:
     Institutional Class ....................           6,927             76,900             9,470             102,027
     Service Class ..........................           7,968             88,378            15,052             161,861
     Investor A Class .......................          10,442            115,907            17,919             192,667
     Investor B Class .......................           3,557             39,449             7,800              83,827
     Investor C Class .......................             975             10,840             2,112              22,661
Shares redeemed:
     Institutional Class ....................      (2,737,746)       (30,430,031)      (14,833,327)       (158,348,118)
     Service Class ..........................        (100,862)        (1,130,684)         (293,627)         (3,151,722)
     Investor A Class .......................      (2,085,212)       (23,311,504)         (375,379)         (4,029,215)
     Investor B Class .......................         (21,028)          (235,502)         (146,991)         (1,573,149)
     Investor C Class .......................         (23,775)          (264,686)         (561,996)         (6,006,199)
                                                   ----------       ------------       -----------       -------------
Net increase ................................         655,673       $  7,329,932         1,501,174       $  16,191,391
                                                   ==========       ============       ===========       =============

                                 BLACKROCK FUNDS


                                                             Pennsylvania Tax-Free Income Portfolio
                                                 -------------------------------------------------------------------
                                                      For the Six Months Ended            For the Year Ended
                                                        3/31/01 (Unaudited)                     9/30/00
                                                 -----------------------------       -------------------------------
                                                   Shares             Value            Shares              Value
                                                 ----------       ------------       -----------       -------------
Shares sold:
     Institutional Class ....................     5,042,835       $ 54,208,021        17,781,137       $ 183,459,598
     Service Class ..........................        49,502            527,062           611,678           6,313,771
     Investor A Class .......................     3,823,695         41,383,528           936,942           9,760,461
     Investor B Class .......................       288,707          3,085,394           382,148           3,944,096
     Investor C Class .......................        14,847            158,928            27,045             280,146
Shares issued in reinvestment of dividends:
     Institutional Class ....................         4,428             47,514             1,455              15,188
     Service Class ..........................        20,740            221,556            46,549             483,007
     Investor A Class .......................        47,691            510,039            86,720             900,481
     Investor B Class .......................        26,385            279,915            56,475             582,711
     Investor C Class .......................           290              3,100               255               2,636
Shares redeemed:
     Institutional Class ....................    (5,523,237)       (59,179,082)      (28,512,500)       (295,027,933)
     Service Class ..........................      (303,951)        (3,275,059)         (803,793)         (8,318,096)
     Investor A Class .......................    (3,654,984)       (39,593,122)       (1,591,008)        (16,505,190)
     Investor B Class .......................      (203,905)        (2,171,568)         (638,284)         (6,571,929)
     Investor C Class .......................        (2,190)           (23,365)          (76,950)           (795,110)
                                                 ----------       ------------       -----------       -------------
Net decrease ................................      (369,147)      $ (3,817,139)      (11,692,131)      $(121,476,163)
                                                 ==========       ============       ===========       =============


                                                                New Jersey Tax-Free Income Portfolio
                                                 --------------------------------------------------------------
                                                      For the Six Months Ended         For the Year Ended
                                                        3/31/01 (Unaudited)                  9/30/00
                                                 --------------------------       -----------------------------
                                                  Shares           Value            Shares            Value
                                                 --------       -----------       ----------       ------------
Shares sold:
     Institutional Class ....................     689,231       $ 7,944,593        2,161,396       $ 24,167,120
     Service Class ..........................       3,662            42,199          163,760          1,812,913
     Investor A Class .......................      68,234           783,157          152,398          1,703,487
     Investor B Class .......................      94,715         1,101,598           73,514            818,239
     Investor C Class .......................         457             5,349               --                 --
Shares issued in reinvestment of dividends:
     Institutional Class ....................           9               107                1                 17
     Service Class ..........................      27,440           315,447           65,121            726,867
     Investor A Class .......................       2,899            33,401            3,066             34,295
     Investor B Class .......................       2,483            28,573            4,427             49,413
     Investor C Class .......................          --                --               --                 --
Shares redeemed:
     Institutional Class ....................    (856,543)       (9,853,312)      (2,489,011)       (27,748,125)
     Service Class ..........................    (175,158)       (2,023,148)        (757,219)        (8,447,620)
     Investor A Class .......................     (17,310)         (202,318)        (120,587)        (1,349,319)
     Investor B Class .......................     (17,462)         (199,214)         (62,691)          (698,569)
     Investor C Class .......................          --                --           (1,670)           (18,437)
                                                 --------       -----------       ----------       ------------
Net decrease ................................    (177,343)      $(2,023,568)        (807,495)      $ (8,949,719)
                                                 ========       ===========       ==========       ============

                                 BLACKROCK FUNDS


                                                                Ohio Tax-Free Income Portfolio
                                                 --------------------------------------------------------------
                                                  For the Six Months Ended            For the Year Ended
                                                     3/31/01 (Unaudited)                    9/30/00
                                                 --------------------------       -----------------------------
                                                  Shares           Value            Shares              Value
                                                 --------       -----------       ----------       ------------
Shares sold:
     Institutional Class ..................       381,024       $ 3,993,710        2,121,532       $ 21,223,749
     Service Class ........................            --                --              138              1,363
     Investor A Class .....................        60,770           634,969           98,865            990,051
     Investor B Class .....................        78,873           824,240           45,849            458,855
     Investor C Class .....................         7,410            76,723           20,191            200,098
Shares issued in reinvestment of dividends:
     Institutional Class ..................            17               173              424              4,263
     Service Class ........................            --                --               --                 --
     Investor A Class .....................         5,261            54,786            9,108             91,646
     Investor B Class .....................         2,143            22,333            3,573             35,953
     Investor C Class .....................           841             8,750            1,229             12,374
Shares redeemed:
     Institutional Class ..................      (492,212)       (5,170,387)      (2,468,608)       (24,657,325)
     Service Class ........................            --                --          (21,304)          (214,390)
     Investor A Class .....................       (48,742)         (511,528)         (88,804)          (889,393)
     Investor B Class .....................       (11,455)         (120,511)         (26,240)          (262,838)
     Investor C Class .....................        (4,689)          (48,065)              --                 --
                                                 --------       -----------       ----------       ------------
Net decrease ..............................       (20,759)      $  (234,807)        (304,047)      $ (3,005,594)
                                                 ========       ===========         ========       ============


                                                               Delaware Tax-Free Income Portfolio
                                                 -----------------------------------------------------------------
                                                     For the Six Months Ended             For the Year Ended
                                                       3/31/01 (Unaudited)                     9/30/00
                                                 -----------------------------       -----------------------------
                                                  Shares             Value            Shares              Value
                                                 ----------       ------------       ----------       ------------
Shares sold:
     Institutional Class ..................         493,098       $  4,866,007        1,150,577       $ 10,937,172
     Service Class ........................              --                 --               --                 --
     Investor A Class .....................          41,485            407,242          109,855          1,051,583
     Investor B Class .....................          67,459            669,686            7,031             67,064
     Investor C Class .....................          10,068            100,617           24,444            229,867
Shares issued in reinvestment of dividends:
     Institutional Class ..................             627              6,192              439              4,169
     Service Class ........................               1                  2               --                  4
     Investor A Class .....................           3,118             30,695            5,513             52,592
     Investor B Class .....................           1,786             17,563            4,179             39,816
     Investor C Class .....................             312              3,070              779              7,411
Shares redeemed:
     Institutional Class ..................      (1,575,611)       (15,629,233)      (2,228,264)       (21,219,497)
     Service Class ........................              --                 --               --                 --
     Investor A Class .....................         (70,302)          (691,020)        (193,118)        (1,845,917)
     Investor B Class .....................         (25,055)          (246,967)        (155,711)        (1,475,572)
     Investor C Class .....................          (5,476)           (53,887)         (79,234)          (747,365)
                                                 ----------       ------------       ----------       ------------
Net decrease ..............................      (1,058,490)      $(10,520,033)      (1,353,510)      $(12,898,673)
                                                 ==========       ============       ==========       ============

                                 BLACKROCK FUNDS


                                                                 Kentucky Tax-Free Income Portfolio
                                                 -----------------------------------------------------------------
                                                    For the Six Months Ended             For the Year Ended
                                                      3/31/01 (Unaudited)                     9/30/00
                                                 -----------------------------       -----------------------------
                                                   Shares             Value            Shares            Value
                                                 ----------       ------------       ----------       ------------
Shares sold:
     Institutional Class ..................       1,850,738       $ 17,984,004        2,549,210       $ 24,224,373
     Service Class ........................              --                 --            9,161             86,928
     Investor A Class .....................          49,508            487,000          428,017          4,061,406
     Investor B Class .....................          13,023            125,073           11,559            110,105
     Investor C Class .....................           3,641             35,937           11,001            104,428
Shares issued in reinvestment of dividends:
     Institutional Class ..................           6,276             61,055            7,628             72,683
     Service Class ........................              --                  2               --                  4
     Investor A Class .....................           3,325             32,183            7,250             68,954
     Investor B Class .....................             525              5,116              338              3,221
     Investor C Class .....................             129              1,258            1,934             18,345
Shares redeemed:
     Institutional Class ..................      (2,055,837)       (20,101,199)      (4,295,021)       (40,756,459)
     Service Class ........................              --                 --               --                 --
     Investor A Class .....................        (235,937)        (2,277,763)        (244,162)        (2,326,283)
     Investor B Class .....................              --                 --           (3,914)           (37,199)
     Investor C Class .....................            (787)            (7,751)         (65,036)          (622,811)
                                                 ----------       ------------       ----------       ------------
Net decrease ..............................        (365,396)      $ (3,655,085)      (1,582,035)      $(14,992,305)
                                                 ==========       ============       ==========       ============

(E) AT MARCH 31, 2001 NET ASSETS CONSISTED OF:

                                                       Pennsylvania      New Jersey        Ohio         Delaware         Kentucky
                                        Tax-Free         Tax-Free         Tax-Free       Tax-Free       Tax-Free         Tax-Free
                                         Income           Income           Income         Income         Income           Income
                                        Portfolio       Portfolio        Portfolio       Portfolio      Portfolio        Portfolio
                                      ------------     ------------    ------------     -----------    -----------     ------------
     Capital paid-in ..............   $347,933,391     $944,682,371    $148,876,719     $93,037,607    $90,340,521     $150,658,927
     Undistributed net
       investment income ..........        561,824          504,107         337,098         277,893             --          269,172
     Distributions in excess
       of net investment
       income .....................             --               --              --              --       (115,189)              --
     Accumulated net
       realized loss
       on investment
       transactions
       and futures
       contracts ..................     (5,362,034)     (12,108,028)     (3,395,931)       (728,439)      (865,769)      (3,093,139)
     Net unrealized
       appreciation
       on investment
       transactions ...............     10,795,480       40,035,244      10,347,978       5,730,954      4,529,055        8,118,433
                                      ------------     ------------    ------------     -----------    -----------     ------------
                                      $353,928,661     $973,113,694    $156,165,864     $98,318,015    $93,888,618     $155,953,393
                                      ============     ============    ============     ===========    ===========     ============

                                BLACKROCK FUNDS


(F)    CAPITAL LOSS CARRYOVER

     At September 30, 2000, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                                                Capital Loss                Year of
                                                                Carryforward              Expiration
                                                               -------------              ----------
     Tax-Free Income Portfolio .............................      $4,276,793                 2008
     Pennsylvania Tax-Free Income Portfolio ................       5,817,038                 2008
     New Jersey Tax-Free Income Portfolio ..................         733,444                 2008
     Ohio Tax-Free Income Portfolio ........................       1,025,395                 2008
     Delaware Tax-Free Income Portfolio ....................         880,600                 2008
     Kentucky Tax-Free Income Portfolio ....................       1,316,142                 2008

     At September 30, 2000, deferred post-October losses for the Tax-Free Income Portfolio were $2,762,592, for the Pennsylvania Tax-Free Income Portfolio were $8,345,683, for the New Jersey Tax-Free Income Portfolio were $3,264,734, for the Ohio Tax-Free Income Portfolio were $6,309 and for the Kentucky Tax-Free Income Portfolio were $2,668,945.

                                 BLACKROCK FUNDS

Investment Adviser
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Sub-Adviser
   BlackRock Financial Management, Inc.
   New York, New York 10154

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103


To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $24 BILLION IN 42 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(R)

STOCK PORTFOLIOS
--------------------------------------------------------------------------------
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Growth Equity
         Micro-Cap Equity
         Global Science & Technology
         Global Communications


         European Equity
         International Equity
         International Small Cap Equity
         Asia Pacific Equity
         International Emerging Markets
         Select Equity
         Core Equity
         Index Equity

STOCK & BOND PORTFOLIOS
--------------------------------------------------------------------------------
         Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Government Income
         GNMA


         Managed Income
         Core Bond Total Return
         Core PLUS Total Return
         International Bond
         High Yield Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income


         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market


         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRAaccounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 42 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPHIC OMITTED]

BLACKROCK
FUNDS
Pure Investment Style(R)

P.O. Box 8907
Wilmington, DE 19899

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                  SR 3/31/01 TFP